UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31, 2012

Date of reporting period: May 31, 2012

ITEM 1.	REPORT TO SHAREHOLDERS

Wells Fargo Advantage Allocation Funds

Annual Report

May 31, 2012

■	Wells Fargo Advantage Conservative Allocation Fund

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

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The views expressed and any forward-looking statements are as of May 31, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $206 billion in assets under management, as of May 31, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Total Return Bond Fund
Government Securities Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Income Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
High Yield Bond Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Income Plus Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Allocation Funds	Letter to Shareholders (Unaudited)

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The financial markets throughout most of the past year may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery and ongoing concerns about the Greek debt crisis and the overall health of the eurozone.

Dear Valued Shareholder:

We are pleased to provide you with this annual report for the Wells Fargo Advantage Allocation Funds for the 12-month period that ended May 31, 2012. Upon reviewing the report, you may notice that your fund has included a summary portfolio schedule in lieu of a complete portfolio schedule, which we hope will help you focus on your fund’s principal holdings and assist you in evaluating your fund’s risk profile and investment strategy. The fund’s full portfolio schedule is still available upon request or at wellsfargoadvantagefunds.com for those investors who wish to see it.

The financial markets throughout most of the past year may best be described as a risk-on/risk-off trading environment in response to the uncertainty about the sustainability of the U.S. economic recovery and ongoing concerns about the Greek debt crisis and the overall health of the eurozone. When uncertainty was high, investors sold riskier assets such as high-beta1 equities, commodities, emerging markets securities, and high-yield bonds in preference for the relative safety of U.S. Treasuries. In periods of lower volatility, investor risk tolerance dramatically rose and the markets sought out the higher yield and return potential of those riskier investments.

During the first quarter of 2012, investor sentiment appeared to be more positive and balanced. This recent shift in sentiment was the result of improvement in the global macroeconomic backdrop, which contributed to a less volatile market environment and a more stable consensus earnings growth outlook. These developments also encouraged investors to refocus on underlying fundamentals, sparking the first-quarter equity rally that was led by stocks and sectors that were shunned at points in 2011, notably retail and higher-growth information technology names—especially within the U.S. markets.

However, the momentum of the first quarter faded during April and May 2012 as softening global economic data and political leadership changes in France and Greece raised more immediate questions about the future of the European union and its euro currency.

The S&P 500 Index2 and the Russell 3000® Index3—which measure the broad U.S. equity market—posted total returns of (0.41)% and (1.87)%, respectively, for the reporting period. By comparison, the Barclays U.S. Aggregate Bond Index4, representing the universe of U.S. investment-grade taxable bonds, returned 7.12%, and the Barclays U.S. Treasury Index5, which is composed of U.S. Treasury securities, returned 9.05% for the 12-month period.

1.	Beta measures fund volatility relative to general market movements. It is a standardized measure of systematic risk in comparison to a specified index. The benchmark beta is 1.00 by definition.

2.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The Barclays U.S. Treasury Index is an unmanaged index of prices of U.S. Treasury bonds with maturities of one to 30 years. You cannot invest directly in an index.

Letter to Shareholders (Unaudited)	Wells Fargo Advantage Allocation Funds	3

The global economic recovery modestly improved during the period.

Many global economies showed some signs of improvement during the 12-month period, but the path was uneven, primarily due to persistently sluggish jobs growth and a flat housing market affecting the U.S., in addition to the ongoing sovereign debt concerns affecting the eurozone.

The U.S. Bureau of Economic Analysis reported that U.S. gross domestic product (GDP) grew at a modest 1.3% annualized rate in the second quarter of 2011 and a 1.8% annualized rate during the third quarter of 2011. Economic activity then accelerated to an annualized growth rate of 3.0% in the fourth quarter of 2011, reigniting hopes of a sustainable U.S. economic recovery. Those hopes were buoyed further by the advance estimate of first-quarter 2012 GDP, which remained positive with a 2.2% annualized rate. However, in May 2012, that estimate of first-quarter 2012 GDP was revised lower to a 1.9% annualized rate. While few economists still believe that the U.S. economy is in danger of sliding back into recession, many continue to expect a tepid economic growth environment throughout 2012.

Within the eurozone, GDP grew at an annualized rate of 1.5% for 2011, which was modestly weaker from a year earlier when eurozone GDP was reported at an annualized rate of 2.0% in the fourth quarter of 2010. Considering the fiscal challenges that faced European countries throughout 2011—stemming from the re-emergence of the Greek debt crisis—most economists expected weaker economic conditions in 2011. While several steps have been taken by the International Monetary Fund and the European Central Bank (ECB) to address the ongoing fiscal challenges in Europe, economic conditions of many countries in the eurozone are likely to remain weak throughout 2012.

Central banks across the globe remain committed to accommodative policies.

With inflation in check, the U.S. Federal Reserve (Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%. Following its August 9, 2011, meeting, the Federal Open Market Committee (FOMC) issued a statement explaining that economic conditions were likely to warrant exceptionally low levels for the federal funds rate through at least mid-2013—a timetable that was later revised to late 2014 following the FOMC meeting on January 25, 2012. Additionally, in September 2011, the Fed launched yet another stimulus program—dubbed “Operation Twist”—that was designed to keep intermediate- and longer-term yields relatively low. By keeping longer-term yields low, lending activity may potentially spark business investments and home purchases that, in turn, may provide support for a more sustainable economic recovery.

The ECB also continued to maintain an accommodative monetary policy throughout the period, primarily in an effort to stave off the contagion risk stemming from the ongoing concerns about the potential of Greece defaulting on its sovereign bonds. Fortunately, Greece received another bailout and was able to restructure its outstanding debt in February 2012, which alleviated near-term contagion risks and the possibility of the euro collapsing. However, the agreement does not fully address longer-term structural issues that affect not only Greece but several other countries across the eurozone.

Recognizing the drag the persistent sovereign debt crisis has had on financial stability across the eurozone, the ECB introduced additional liquidity into the

Many global economies showed some signs of improvement during the 12-month period, but the path was uneven, primarily due to persistently sluggish job growth and a flat housing market affecting the U.S., in addition to the ongoing sovereign debt concerns affecting the eurozone.

4	Wells Fargo Advantage Allocation Funds	Letter to Shareholders (Unaudited)

European banking system through its Long-Term Refinancing Operation (LTRO). The LTRO effectively encourages European banks to buy sovereign bonds of the eurozone governments, helping to push yields lower on bonds from financially fragile countries like Spain and Italy. This type of activity helps reduce the near-term risk that those countries will experience funding issues. From a global credit market perspective, this additional liquidity seeks to alleviate fears of contagion and may cause risk premiums to decline—an encouraging scenario for equities and high-yield bonds.

Recent events have not altered our message to shareholders.

The heightened volatility of the past 12 months and lingering uncertainties about the outlook going forward have left many investors questioning their resolve—and their investments. Yet, it is precisely at such times that the market may present opportunities—as well as challenges—for prudent investors. For many investors, simply building and maintaining a well-diversified6 investment plan focused on clear financial objectives is the best long-term strategy.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

6.	Diversification does not assure or guarantee better performance and cannot eliminate the risk of investment losses.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Conservative Allocation Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting primarily of current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 19896

12 MONTH TOTAL RETURN (AS OF MAY 31, 2012)
Administrator Class	2.17%
Conservative Allocation Composite Index[2]	3.21%
Barclays U.S. Aggregate Bond Index[3]	7.12%
S&P 500 Index[4]	(0.41)%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge. The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses, at 0.85% for Administrator Class. The Fund’s gross and net expense ratios are 1.27% and 0.85%, respectively, for Administrator Class shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Conservative Allocation Composite Index is weighted 55% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.	The chart compares the performance of the Wells Fargo Advantage Conservative Allocation Fund Administrator Class shares for the most recent ten years with the Conservative Allocation Composite Index, the Barclays U.S. Aggregate Bond Index, and the S&P 500 Index. The chart assumes a hypothetical $1,000,000 investment in the Administrator Class shares and reflects all operating expenses.

6.	The inception date of the Administrator Class shares was November 11, 1994. Performance prior to November 11, 1994, reflects the performance of an unregistered collective investment fund that was not subject to the same requirements and restrictions as the Fund.

6	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Conservative Allocation Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Conservative Allocation Composite Index and the Barclays U.S. Aggregate Bond Index but outperformed the S&P 500 Index for the 12-month period that ended May 31, 2012.

■	Major asset classes posted mixed returns, as bonds produced strong gains and global equity markets declined during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Equity Value Portfolio were the primary contributors to underperformance versus the composite benchmark. The Fund’s allocation to fixed income had a positive impact on performance relative to the S&P 500 Index.

The majority of equity styles and sectors declined during the period.

Data indicating that the U.S. economic recovery hit a soft patch along with continued problems related to Europe’s debt produced a steep decline in global equities during the initial months of the period. Equities subsequently rallied based on strong earnings growth by U.S. corporations and actions taken by the European Central Bank to provide liquidity for its financial institutions. During the final month of the period, however, stocks declined on renewed worries about the European sovereign debt situation.

U.S. Treasury markets advanced sharply and corporate bonds provided gains.

Treasury securities benefited from investors’ flight to safe-haven assets due to continuing fiscal problems in the eurozone. Corporate bonds produced solid gains, as the economic recovery in the U.S. continued to improve, including stronger employment data and a substantial improvement in household balance sheets.

TEN LARGEST HOLDINGS[7] (AS OF MAY 31, 2012)
FHLMC, 7.50%, 09/02/2043	1.28%
FNMA, 5.25%, 05/25/2020	1.02%
FNMA, 6.25%, 05/25/2042	0.99%
U.S. Treasury Bond, 2.00%, 02/15/2022	0.98%
FNMA, 5.50%, 02/01/2036	0.90%
U.S. Treasury Bond, 4.25%, 11/15/2040	0.82%
Household Home Equity Loan Trust 2005-2A1, 0.50%, 01/20/2035	0.75%
FHLMC, 7.00%, 03/25/2043	0.72%
FNMA, 6.00%, 02/25/2044	0.68%
Structured Asset Securities Corporation Series 2007-RM1 Class A1, 0.51%, 05/25/2047	0.67%

The TAA overlay, with its tilt toward equities, had a negative impact on the Fund’s performance versus the composite benchmark, as bonds outperformed stocks during the reporting period.

The Fund uses the TAA Model, which seeks to enhance returns by changing its target allocations as the relative valuation attractiveness of stocks and bonds changes. The Fund’s neutral allocation is 20% stocks and 80% bonds. During the entire 12-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing a current target allocation of 25% stocks and 75% bonds. In order to implement the tilt toward equities, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures and a short position in U.S. Treasury futures.

7.	The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Conservative Allocation Fund (continued)

Stocks underperformed bonds during the 12-month period, and the TAA Model continues to favor stocks relative to bonds.

NEUTRAL ALLOCATION[8] (AS OF MAY 31, 2012)

CURRENT TARGET ALLOCATION[8] (AS OF MAY 31, 2012)

The recent turbulence in global markets is likely to be transitory. Going forward, we expect economic growth to accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting until the relative valuation between stocks and bonds returns to historical norms.

8.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

8	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Conservative Allocation Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2012)

						Expense Ratios[9]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[10]
Administrator Class (NVCBX)	11/11/1994	3.62	2.17	3.57	4.22	1.27%	0.85%
Conservative Allocation Composite Index		2.87	3.21	4.17	4.89
Barclays U.S. Aggregate Bond Index		3.46	7.12	6.72	5.72
S&P 500 Index		6.23	(0.41)	(0.92)	4.14

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

9.	Reflects the expense ratios as stated in the most recent prospectus.

10.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	9

Wells Fargo Advantage Growth Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 19896

12 MONTH TOTAL RETURN (AS OF MAY 31, 2012)
Class A (Excluding Sales Charges)	(4.53)%
Growth Balanced Composite Index[2]	(0.39)%
S&P 500 Index[3]	(0.41)%
Barclays U.S. Aggregate Bond Index[4]	7.12%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses, at 1.20% for Class A. The Fund’s gross and net expense ratios are 1.36% and 1.20%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 16.25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 6.50% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The chart compares the performance of the Wells Fargo Advantage Growth Balanced Fund Class A shares for the most recent ten years with the Growth Balanced Composite Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	Class A shares incepted on October 14, 1998. Class B and Class C shares incepted on October 1, 1998. Performance shown prior to the inception of Class A, Class B, and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect the Class A, Class B, and Class C sales charges and expenses, as applicable. Performance prior to November 11, 1994 reflects the performance of an unregistered collective investment fund that was not subject to the same requirements and restrictions as the Fund.

10	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Growth Balanced Composite Index, as well as the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, for the 12-month period that ended May 31, 2012.

■	Major asset classes posted mixed returns, as bonds produced strong gains and global equity markets declined during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Equity Value Portfolio were the primary contributors to underperformance versus the composite benchmark. The Fund’s allocation to fixed income had a positive impact on performance relative to the S&P 500 Index.

The majority of equity styles and sectors declined during the period.

Data indicating that the economic recovery hit a soft patch and continued problems related to Europe’s debt produced a steep decline in global equities during the initial months of the period. Equities subsequently rallied based on strong earnings growth in the U.S. and actions taken by the European Central Bank to provide liquidity for its financial institutions. During the final month of the period, stocks declined on renewed worries about the European sovereign debt situation.

U.S. Treasury markets advanced sharply and corporate bonds provided gains.

Treasury securities benefited from investors’ flight to safe-haven assets due to continuing fiscal problems in the eurozone. Corporate bonds produced solid gains, as the economic recovery in the U.S. continued to improve, including stronger employment data and a substantial improvement in household balance sheets.

TEN LARGEST HOLDINGS[7] (AS OF MAY 31, 2012)
Apple Incorporated	2.09%
U.S. Treasury Bill, 0.07%, 8/23/2012	1.48%
Exxon Mobil Corporation	0.85%
Google Incorporated-Class A	0.76%
FNMA, 5.25%, 5/25/2020	0.66%
FNMA, 6.25%, 5/25/2042	0.64%
U.S. Treasury Bond, 2.00%, 2/15/2022	0.63%
General Electric Company	0.62%
FNMA, 5.50%, 2/1/2036	0.58%
JP Morgan Chase & Company	0.54%

The TAA overlay, with its tilt toward equities, had a negative impact on the Fund’s performance versus the composite benchmark, as bonds outperformed stocks during the reporting period.

The Fund uses the TAA Model, which seeks to enhance returns by changing its target allocations as the relative valuation attractiveness of stocks and bonds changes. The Fund’s neutral allocation is 65% stocks and 35% bonds. During the entire 12-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing a current target allocation of 80% stocks and 20% bonds. In order to implement the tilt toward equities, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures and a short position in U.S. Treasury futures.

7.	The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	11

Wells Fargo Advantage Growth Balanced Fund (continued)

Stocks underperformed bonds during the 12-month period, and the TAA Model continues to favor stocks relative to bonds.

NEUTRAL ALLOCATION[8] (AS OF MAY 31, 2012)

CURRENT TARGET ALLOCATION[8] (AS OF MAY 31, 2012)

The recent turbulence in global markets is likely to be transitory. Going forward, we expect economic growth to accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting until the relative valuation between stocks and bonds returns to historical norms.

8.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

12	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Growth Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2012)

	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[9]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[10]
Class A (WFGBX)	10/14/1998	(2.11)	(10.02)	(2.01)	2.64	3.86	(4.53)	(0.84)	3.25	1.36%	1.20%
Class B (NVGRX)**	10/01/1998	(1.49)	(10.23)	(2.01)	2.70	3.51	(5.23)	(1.58)	2.70	2.11%	1.95%
Class C (WFGWX)	10/01/1998	2.48	(6.26)	(1.58)	2.47	3.48	(5.26)	(1.58)	2.47	2.11%	1.95%
Administrator Class (NVGBX)	11/11/1994					4.01	(4.30)	(0.59)	3.50	1.20%	0.95%
Growth Balanced Composite Index						4.17	(0.39)	1.63	5.32
S&P 500 Index						6.23	(0.41)	(0.92)	4.14
Barclays U.S. Aggregate Bond Index						3.46	7.12	6.72	5.72

*	Returns for periods of less than one year are not annualized.
**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

9.	Reflects the expense ratios as stated in the most recent prospectuses.

10.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	13

Wells Fargo Advantage Moderate Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

Golden Capital Management, LLC

LSV Asset Management

Peregrine Capital Management, Inc.

Phocas Financial Corporation

SSgA Funds Management

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA, FRM

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 19896

12 MONTH TOTAL RETURN (AS OF MAY 31, 2012)
Class A (Excluding Sales Charges)	(0.93)%
Moderate Balanced Composite Index[2]	1.61%
S&P 500 Index[3]	(0.41)%
Barclays U.S. Aggregate Bond Index[4]	7.12%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses, at 1.15% for Class A. The Fund’s gross and net expense ratios are 1.34% and 1.15%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the i nvestment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 10% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 4% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays U.S. Government/Credit Index and the Barclays U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.	The chart compares the performance of the Wells Fargo Advantage Moderate Balanced Fund Class A shares for the most recent ten years with the Moderate Balanced Composite Index, the S&P 500 Index, and the Barclays U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

6.	The inception date of Class A, Class B, and Class C shares was January 30, 2004. Performance shown prior to the inception of Class A, Class B, and Class C reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C shares sales charges and expenses, as applicable. Performance prior to November 11, 1994 reflects the performance of an unregistered collective investment fund that was not subject to the same requirements and restrictions as the Fund.

14	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the Moderate Balanced Composite Index, as well as the Barclays U.S. Aggregate Bond Index and the S&P 500 Index, for the 12-month period that ended May 31, 2012.

■	Major asset classes posted mixed returns, as bonds produced strong gains and global equity markets declined during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Equity Value Portfolio were the primary contributors to underperformance versus the composite benchmark. The Fund’s allocation to fixed income had a positive impact on performance relative to the S&P 500 Index.

The majority of equity styles and sectors declined during the period.

Data indicating that the U.S. economic recovery hit a soft patch and continued problems related to Europe’s debt produced a steep decline in global equities during the initial months of the period. Equities subsequently rallied based on strong earnings growth in the U.S. and actions taken by the European Central Bank to provide liquidity for its financial institutions. During the final month of the period, stocks declined on renewed worries about the European sovereign debt situation.

U.S. Treasury markets advanced sharply and corporate bonds provided gains.

Treasury securities benefited from investors’ flight to safe-haven assets due to continuing fiscal problems in the eurozone. Corporate bonds produced solid gains, as the economic recovery in the U.S. continued to improve, including stronger employment data and a substantial improvement in household balance sheets.

TEN LARGEST HOLDINGS[7] (AS OF MAY 31, 2012)
Apple Incorporated	1.23%
U.S. Treasury Bill, 0.01%, 8/2/2012	0.97%
FHLMC, 7.50%, 9/25/2043	0.90%
FNMA, 5.25%, 5/25/2020	0.85%
FNMA, 6.25%, 5/25/2042	0.83%
U.S. Treasury Bond, 2.00%, 2/15/2022	0.81%
FNMA, 5.50%, 2/1/2036	0.75%
U.S. Treasury Bond, 4.25%, 11/15/2040	0.69%
FNMA, 6.00%, 2/25/2044	0.57%
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1, 0.51%, 1/20/2035	0.55%

The TAA overlay, with its tilt toward equities, had a negative impact on the Fund’s performance versus the composite benchmark, as bonds outperformed stocks during the reporting period.

The Fund uses the TAA Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds changes. The Fund’s neutral allocation is 60% stocks and 40% bonds. During the entire 12-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing a current target allocation of 50% stocks and 50% bonds. In order to implement the tilt toward equities, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures and a short position in U.S. Treasury futures.

7.	The ten largest holdings are calculated based on the value of the securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights (Unaudited)	Wells Fargo Advantage Allocation Funds	15

Wells Fargo Advantage Moderate Balanced Fund (continued)

Stocks underperformed bonds during the 12-month period, and the TAA Model continues to favor stocks relative to bonds.

NEUTRAL ALLOCATION[8] (AS OF MAY 31, 2012)

CURRENT TARGET ALLOCATION[8] (AS OF MAY 31, 2012)

The recent turbulence in global markets is likely to be transitory. Going forward, we expect U.S. economic growth to accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting until the relative valuation between stocks and bonds returns to historical norms.

8.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

16	Wells Fargo Advantage Allocation Funds	Performance Highlights (Unaudited)

Wells Fargo Advantage Moderate Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN9 (%) (AS OF MAY 31, 2012)

	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[10]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[11]
Class A (WFMAX)	01/30/2004	(2.25)	(6.63)	0.16	3.05	3.72	(0.93)	1.36	3.66	1.34%	1.15%
Class B (WMOBX)**	01/30/2004	(1.64)	(6.66)	0.21	3.13	3.36	(1.66)	0.60	3.13	2.09%	1.90%
Class C (WFBCX)	01/30/2004	2.38	(2.67)	0.60	2.89	3.38	(1.67)	0.60	2.89	2.09%	1.90%
Administrator Class (NVMBX)	11/11/1994					3.86	(0.66)	1.61	3.92	1.18%	0.90%
Moderate Balanced Composite Index						3.43	1.61	3.09	5.12
S&P 500 Index						6.23	(0.41)	(0.92)	4.14
Barclays U.S. Aggregate Bond Index						3.46	7.12	6.72	5.72

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

9.	Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares.

10.	Reflects the expense ratios as stated in the most recent prospectuses.

11.	The Adviser has committed through September 30, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

Fund Expenses (Unaudited)	Wells Fargo Advantage Allocation Funds	17

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2011 to May 31, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Conservative Allocation Fund	Beginning Account Value 12-01-2011	Ending Account Value 05-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,036.16	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	$4.29	0.85%
Wells Fargo Advantage Growth Balanced Fund
Class A
Actual	$1,000.00	$1,038.63	$6.12	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$6.06	1.20%
Class B
Actual	$1,000.00	$1,035.06	$9.92	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Class C
Actual	$1,000.00	$1,034.79	$9.92	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.25	$9.82	1.95%
Administrator Class
Actual	$1,000.00	$1,040.13	$4.85	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	$4.80	0.95%

18	Wells Fargo Advantage Allocation Funds	Fund Expenses (Unaudited)

Wells Fargo Advantage Moderate Balanced Fund	Beginning Account Value 12-01-2011	Ending Account Value 05-31-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,037.17	$5.86	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$5.81	1.15%
Class B
Actual	$1,000.00	$1,033.58	$9.66	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Class C
Actual	$1,000.00	$1,033.82	$9.66	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.50	$9.57	1.90%
Administrator Class
Actual	$1,000.00	$1,038.62	$4.59	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.55	0.90%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	19

CONSERVATIVE ALLOCATION FUND

Security Name			Shares	Value

Affiliated Master Portfolios: 99.55%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$609,274
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	1,827,291
Wells Fargo Advantage Emerging Growth Portfolio			N/A	182,991
Wells Fargo Advantage Equity Value Portfolio			N/A	613,168
Wells Fargo Advantage Index Portfolio			N/A	1,848,903
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	2,157,728
Wells Fargo Advantage International Equity Portfolio			N/A	273,834
Wells Fargo Advantage International Growth Portfolio			N/A	275,875
Wells Fargo Advantage International Index Portfolio			N/A	275,650
Wells Fargo Advantage International Value Portfolio			N/A	275,328
Wells Fargo Advantage Large Company Value Portfolio			N/A	611,969
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	15,066,761
Wells Fargo Advantage Small Cap Value Portfolio			N/A	186,415
Wells Fargo Advantage Small Company Growth Portfolio			N/A	183,230
Wells Fargo Advantage Small Company Value Portfolio			N/A	184,049
Wells Fargo Advantage Stable Income Portfolio			N/A	9,743,394
Wells Fargo Advantage Total Return Bond Portfolio			N/A	4,305,826

Total Affiliated Master Portfolios (Cost $38,140,326)				38,621,686

			Principal

Other: 0.04%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$22,544	6,087
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A			24,761	10,400

Total Other (Cost $14,127)				16,487

	Yield	Maturity Date

Short-Term Investments: 0.42%

U.S. Treasury Securities: 0.42%
U.S. Treasury Bill #(z)	0.05%	08/02/2012	165,000	164,985

Total Short-Term Investments (Cost $164,977)				164,985

Total Investments in Securities
(Cost $38,319,430) *	100.01%	38,803,158
Other Assets and Liabilities, Net	(0.01)	(5,245)

Total Net Assets	100.00%	$38,797,913

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $39,684,500 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$483,728
Gross unrealized depreciation	(1,365,070)

Net unrealized depreciation	$(881,342)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

GROWTH BALANCED FUND

Security Name			Shares	Value

Affiliated Master Portfolios: 98.67%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$14,859,429
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	44,477,316
Wells Fargo Advantage Emerging Growth Portfolio			N/A	4,453,970
Wells Fargo Advantage Equity Value Portfolio			N/A	14,900,627
Wells Fargo Advantage Index Portfolio			N/A	44,652,655
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	9,709,250
Wells Fargo Advantage International Equity Portfolio			N/A	6,613,200
Wells Fargo Advantage International Growth Portfolio			N/A	6,684,465
Wells Fargo Advantage International Index Portfolio			N/A	6,635,345
Wells Fargo Advantage International Value Portfolio			N/A	6,634,105
Wells Fargo Advantage Large Company Value Portfolio			N/A	14,884,196
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	67,777,175
Wells Fargo Advantage Small Cap Value Portfolio			N/A	4,463,512
Wells Fargo Advantage Small Company Growth Portfolio			N/A	4,462,565
Wells Fargo Advantage Small Company Value Portfolio			N/A	4,474,484
Wells Fargo Advantage Total Return Bond Portfolio			N/A	19,374,078

Total Affiliated Master Portfolios (Cost $265,553,044)				275,056,372

			Principal

Other: 0.06%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$233,630	63,080
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A			256,605	107,774

Total Other (Cost $146,393)				170,854

	Yield	Maturity Date

Short-Term Investments: 1.55%

U.S. Treasury Securities: 1.55%
U.S. Treasury Bill #(z)	0.05%	08/02/2012	510,000	509,954
U.S. Treasury Bill #(z)	0.07	08/23/2012	3,815,000	3,814,386

Total Short-Term Investments (Cost $4,324,396)				4,324,340

Total Investments in Securities
(Cost $270,023,833) *	100.28%	279,551,566
Other Assets and Liabilities, Net	(0.28)	(767,547)

Total Net Assets	100.00%	$278,784,019

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $274,198,523 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,353,123
Gross unrealized depreciation	(80)

Net unrealized appreciation	$5,353,043

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	21

MODERATE BALANCED FUND

Security Name			Shares	Value

Affiliated Master Portfolios: 99.26%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$5,969,958
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	17,882,291
Wells Fargo Advantage Emerging Growth Portfolio			N/A	1,788,854
Wells Fargo Advantage Equity Value Portfolio			N/A	5,987,734
Wells Fargo Advantage Index Portfolio			N/A	18,094,080
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	8,456,759
Wells Fargo Advantage International Equity Portfolio			N/A	2,685,026
Wells Fargo Advantage International Growth Portfolio			N/A	2,702,745
Wells Fargo Advantage International Index Portfolio			N/A	2,704,545
Wells Fargo Advantage International Value Portfolio			N/A	2,700,748
Wells Fargo Advantage Large Company Value Portfolio			N/A	5,974,086
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	59,059,360
Wells Fargo Advantage Small Cap Value Portfolio			N/A	1,811,295
Wells Fargo Advantage Small Company Growth Portfolio			N/A	1,786,224
Wells Fargo Advantage Small Company Value Portfolio			N/A	1,790,849
Wells Fargo Advantage Stable Income Portfolio			N/A	27,997,244
Wells Fargo Advantage Total Return Bond Portfolio			N/A	16,878,169

Total Affiliated Master Portfolios (Cost $179,274,134)				184,269,967

			Principal

Other: 0.01%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$42,421	11,454
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)±144A			46,593	19,569

Total Other (Cost $26,581)				31,023

	Yield	Maturity Date

Short-Term Investments: 0.94%

U.S. Treasury Securities: 0.94%
U.S. Treasury Bill #(z)	0.05%	08/02/2012	1,740,000	1,739,843

Total Short-Term Investments (Cost $1,739,760)				1,739,843

Total Investments in Securities
(Cost $181,040,475) *	100.21%	186,040,833
Other Assets and Liabilities, Net	(0.21)	(393,209)

Total Net Assets	100.00%	$185,647,624

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $181,784,494 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,000,358
Gross unrealized depreciation	(744,019)

Net unrealized appreciation	$4,256,339

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2012

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value (see cost below)	$38,621,686	$275,056,372	$184,269,967
In unaffiliated securities, at value (see cost below)	181,472	4,495,194	1,770,866

Total investments, at value (see cost below)	38,803,158	279,551,566	186,040,833
Receivable for Fund shares sold	18,499	192,589	81,474
Receivable for interest	5	53	10
Receivable from adviser	10,617	0	0
Prepaid expenses and other assets	20,935	30,877	22,095

Total assets	38,853,214	279,775,085	186,144,412

Liabilities
Payable for Fund shares redeemed	6,921	666,646	323,626
Payable for daily variation margin on open futures contracts	8,284	157,589	70,634
Advisory fee payable	0	5,581	3,834
Distribution fees payable	N/A	6,108	2,081
Due to related parties	4,945	44,625	25,963
Shareholder report expenses payable	14,028	25,846	16,304
Shareholder servicing fee payable	7,195	58,841	39,635
Professional fees payable	10,621	14,524	10,200
Accrued expenses and other liabilities	3,307	11,306	4,511

Total liabilities	55,301	991,066	496,788

Total net assets	$38,797,913	$278,784,019	$185,647,624

NET ASSETS CONSIST OF
Paid-in capital	$64,074,314	$468,348,954	$198,305,618
Undistributed net investment income	323,185	1,677,408	1,404,739
Accumulated net realized losses on investments	(25,999,467)	(198,768,843)	(18,181,744)
Net unrealized gains on investments	399,881	7,526,500	4,119,011

Total net assets	$38,797,913	$278,784,019	$185,647,624

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	N/A	$49,403,077	$9,934,905
Shares outstanding – Class A	N/A	1,778,742	527,243
Net asset value per share – Class A	N/A	$27.77	$18.84
Maximum offering price per share – Class A2	N/A	$29.46	$19.99
Net assets – Class B	N/A	$1,704,494	$807,326
Shares outstanding – Class B	N/A	68,734	42,808
Net asset value per share – Class B	N/A	$24.80	$18.86
Net assets – Class C	N/A	$7,655,656	$2,318,672
Shares outstanding – Class C	N/A	312,171	124,477
Net asset value per share – Class C	N/A	$24.52	$18.63
Net assets – Administrator Class	$38,797,913	$220,020,792	$172,586,721
Shares outstanding – Administrator Class	2,241,463	8,824,392	9,100,388
Net asset value per share – Administrator Class	$17.31	$24.93	$18.96

Investments in affiliated Master Portfolios, at cost	$38,140,326	$265,553,044	$179,274,134

Investments in unaffiliated securities, at cost	$179,104	$4,470,789	$1,766,341

Total investments, at cost	$38,319,430	$270,023,833	$181,040,475

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2012	Wells Fargo Advantage Allocation Funds	23

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund

Investment income
Dividends allocated from affiliated Master Portfolios*	$142,926	$3,710,224	$1,439,227
Interest allocated from affiliated Master Portfolios	1,000,777	4,217,656	3,966,269
Interest	380	4,572	2,134
Expenses allocated from affiliated Master Portfolios	(194,067)	(1,663,801)	(1,014,148)
Waivers allocated from affiliated Master Portfolios	34,054	160,522	143,655

Total investment income	984,070	6,429,173	4,537,137

Expenses
Advisory fee	94,456	763,665	478,886
Administration fee
Fund level	18,891	152,733	95,777
Class A	N/A	137,736	25,971
Class B	N/A	7,192	2,139
Class C	N/A	20,265	6,466
Administrator Class	37,783	241,930	178,256
Shareholder servicing fee
Class A	N/A	132,439	24,972
Class B	N/A	6,821	2,057
Class C	N/A	19,485	6,218
Administrator Class	94,456	604,572	445,640
Distribution fees
Class B	N/A	20,746	6,170
Class C	N/A	58,456	18,652
Custody and accounting fees	6,089	12,667	16,217
Professional fees	19,429	11,049	7,771
Registration fees	27,103	63,285	50,233
Shareholder report expenses	10,297	73,043	31,696
Trustees’ fees and expenses	11,117	12,001	18,123
Other fees and expenses	2,099	3,497	10,560

Total expenses	321,720	2,341,582	1,425,804
Less: Fee waivers and/or expense reimbursements	(160,582)	(704,913)	(514,153)

Net expenses	161,138	1,636,669	911,651

Net investment income	822,932	4,792,504	3,625,486

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	5,561	57,631	10,464
Futures transactions	(308,918)	(7,587,760)	(3,062,335)
Securities transactions allocated from affiliated Master Portfolios	898,955	4,506,030	4,052,406

Net realized gains (losses) on investments	595,598	(3,024,099)	1,000,535

Net change in unrealized gains (losses) on:
Unaffiliated securities	(8,565)	(88,294)	(16,436)
Futures transactions	(120,519)	(3,221,214)	(1,343,353)
Securities transactions allocated from affiliated Master Portfolios	(436,704)	(13,880,858)	(5,174,425)

Net change in unrealized gains (losses) on investments	(565,788)	(17,190,366)	(6,534,214)

Net realized and unrealized gains (losses) on investments	29,810	(20,214,465)	(5,533,679)

Net increase (decrease) in net assets resulting from operations	$852,742	$(15,421,961)	$(1,908,193)

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$4,434	$112,943	$44,046

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Conservative Allocation Fund
	Year Ended May 31, 2012		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$822,932		$600,434		$4,536,562
Net realized gains (losses) on investments		595,598		2,278,283		(3,612,403)
Net change in unrealized gains (losses) on investments		(565,788)		(241,277)		13,396,314

Net increase in net assets resulting from operations		852,742		2,637,440		14,320,473

Distributions to shareholders from
Net investment income
Administrator Class		(493,074)		(2,525,007)		(12,043,396)
Tax basis return of capital
Administrator Class		0		(2,372,388)		0

Total distributions to shareholders		(493,074)		(4,897,395)		(12,043,396)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Administrator Class	436,655	7,434,591	181,411	3,136,513	2,776,375	55,852,362
Reinvestment of distributions
Administrator Class	29,056	482,333	293,455	4,809,732	697,266	12,013,888
Payment for shares redeemed
Administrator Class	(368,142)	(6,281,286)	(476,963)	(8,623,991)	(25,642,904)	(454,791,994)

Net increase (decrease) in net assets resulting from capital share transactions		1,635,638		(677,746)		(386,925,744)

Total increase (decrease) in net assets		1,995,306		(2,937,701)		(384,648,667)

Net assets
Beginning of period		36,802,607		39,740,308		424,388,975

End of period		$38,797,913		$36,802,607		$39,740,308

Undistributed (overdistributed) net investment income		$323,185		$(15,411)		$1,935,677

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	25

	Growth Balanced Fund
	Year Ended May 31, 2012		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$4,792,504		$3,700,777		$16,668,024
Net realized gains (losses) on investments		(3,024,099)		36,788,598		8,277,176
Net change in unrealized gains (losses) on investments		(17,190,366)		15,244,096		11,240,793

Net increase (decrease) in net assets resulting from operations		(15,421,961)		55,733,471		36,185,993

Distributions to shareholders from
Net investment income
Class A		(422,013)		(1,831,439)		(886,051)
Class B		0		(166,700)		(74,228)
Class C		(16,422)		(232,063)		(84,420)
Administrator Class		(2,900,868)		(10,370,570)		(14,342,061)

Total distributions to shareholders		(3,339,303)		(12,600,772)		(15,386,760)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	145,577	4,030,845	179,294	5,038,949	414,475	10,153,770
Class B	1,736	35,305	9,284	231,449	6,643	123,523
Class C	44,762	1,077,045	27,915	696,561	15,105	314,028
Administrator Class	1,126,437	28,122,102	671,413	17,027,091	12,751,074	283,257,813

		33,265,297		22,994,050		293,849,134

Reinvestment of distributions
Class A	15,849	409,066	64,810	1,767,373	34,645	859,542
Class B	0	0	6,561	160,081	3,243	72,091
Class C	672	15,373	9,145	221,130	3,638	80,397
Administrator Class	123,784	2,864,372	418,516	10,253,635	639,777	14,299,010

		3,288,811		12,402,219		15,311,040

Payment for shares redeemed
Class A	(429,300)	(11,917,248)	(332,434)	(9,314,886)	(607,439)	(15,152,309)
Class B	(92,082)	(2,277,834)	(156,884)	(3,941,068)	(356,007)	(7,884,918)
Class C	(56,665)	(1,367,347)	(47,904)	(1,187,126)	(45,667)	(1,011,839)
Administrator Class	(2,777,829)	(69,226,884)	(3,013,171)	(75,250,262)	(44,911,710)	(980,802,485)

		(84,789,313)		(89,693,342)		(1,004,851,551)

Net asset value of shares issued in acquisition Administrator Class	0	0	0	0	4,302,152	93,512,961

Net decrease in net assets resulting from capital share transactions		(48,235,205)		(54,297,073)		(602,178,416)

Total decrease in net assets		(66,996,469)		(11,164,374)		(581,379,183)

Net assets
Beginning of period		345,780,488		356,944,862		938,324,045

End of period		$278,784,019		$345,780,488		$356,944,862

Undistributed net investment income		$1,677,408		$4,918,191		$13,770,707

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Moderate Balanced Fund
	Year Ended May 31, 2012		Year Ended May 31, 2011[1]		Year Ended September 30, 2010

Operations
Net investment income		$3,625,486		$2,766,767		$6,677,315
Net realized gains on investments		1,000,535		14,249,216		6,502,076
Net change in unrealized gains (losses) on investments		(6,534,214)		4,869,833		7,733,720

Net increase (decrease) in net assets resulting from operations		(1,908,193)		21,885,816		20,913,111

Distributions to shareholders from
Net investment income
Class A		(298,350)		(184,076)		(296,526)
Class B		(14,409)		(16,094)		(36,142)
Class C		(65,722)		(29,290)		(42,451)
Administrator Class		(5,867,825)		(4,333,803)		(7,225,301)

Total distributions to shareholders		(6,246,306)		(4,563,263)		(7,600,420)

Capital share transactions	Shares		Shares		Shares
Proceeds from shares sold
Class A	148,156	2,821,610	183,838	3,456,044	202,034	3,716,472
Class B	15,027	286,476	6,690	126,159	3,804	88,531
Class C	48,303	904,849	36,849	695,341	31,794	588,499
Administrator Class	1,023,557	19,512,929	825,267	15,744,997	1,654,769	26,552,692

		23,525,864		20,022,541		30,946,194

Reinvestment of distributions
Class A	16,021	285,166	9,283	172,108	16,708	286,367
Class B	756	13,518	803	14,881	1,955	33,463
Class C	3,054	53,931	1,461	26,907	2,301	39,202
Administrator Class	317,421	5,681,842	226,734	4,226,315	417,205	7,188,444

		6,034,457		4,440,211		7,547,476

Payment for shares redeemed
Class A	(181,808)	(3,450,859)	(92,945)	(1,760,092)	(280,339)	(4,869,463)
Class B	(28,981)	(542,623)	(21,908)	(415,122)	(36,615)	(632,134)
Class C	(48,418)	(909,830)	(13,893)	(261,052)	(22,177)	(383,446)
Administrator Class	(1,967,823)	(37,322,420)	(1,055,717)	(20,035,231)	(11,510,745)	(200,941,927)

		(42,225,732)		(22,471,497)		(206,826,970)

Net increase (decrease) in net assets resulting from capital share transactions		(12,665,411)		1,991,255		(168,333,300)

Total increase (decrease) in net assets		(20,819,910)		19,313,808		(155,020,609)

Net assets
Beginning of period		206,467,534		187,153,726		342,174,335

End of period		$185,647,624		$206,467,534		$187,153,726

Undistributed net investment income		$1,404,739		$3,998,629		$5,281,923

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

28	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Conservative Allocation Fund
Administrator Class
June 1, 2011 to May 31, 2012	$17.17	0.37		(0.01)	(0.22)	0.00
October 1, 2010 to May 31, 2011[4]	$18.52	0.29	[5]	0.95	(1.48)	0.00
October 1, 2009 to September 30, 2010	$17.45	1.15		0.57	(0.65)	0.00
October 1, 2008 to September 30, 2009	$17.77	0.58		(0.05)	(0.75)	(0.10)
October 1, 2007 to September 30, 2008	$20.35	0.73		(2.04)	(0.72)	(0.55)
October 1, 2006 to September 30, 2007	$19.74	0.70		0.84	(0.64)	(0.29)

Growth Balanced Fund
Class A
June 1, 2011 to May 31, 2012	$29.34	0.39	[5]	(1.73)	(0.23)	0.00
October 1, 2010 to May 31, 2011[4]	$25.89	0.23		4.11	(0.89)	0.00
October 1, 2009 to September 30, 2010	$24.12	0.40	[5]	1.75	(0.38)	0.00
October 1, 2008 to September 30, 2009	$25.63	0.41	[5]	(1.32)	(0.52)	(0.08)
October 1, 2007 to September 30, 2008	$36.21	0.63	[5]	(7.32)	(0.63)	(3.26)
October 1, 2006 to September 30, 2007	$33.51	0.61		4.40	(0.53)	(1.78)
Class B
June 1, 2011 to May 31, 2012	$26.17	0.15	[5]	(1.52)	0.00	0.00
October 1, 2010 to May 31, 2011[4]	$23.07	0.12	[5]	3.62	(0.64)	0.00
October 1, 2009 to September 30, 2010	$21.46	0.22	[5]	1.53	(0.14)	0.00
October 1, 2008 to September 30, 2009	$22.70	0.22	[5]	(1.13)	(0.25)	(0.08)
October 1, 2007 to September 30, 2008	$32.51	0.36	[5]	(6.52)	(0.39)	(3.26)
October 1, 2006 to September 30, 2007	$30.29	0.33		3.95	(0.28)	(1.78)
Class C
June 1, 2011 to May 31, 2012	$25.94	0.16	[5]	(1.53)	(0.05)	0.00
October 1, 2010 to May 31, 2011[4]	$22.93	0.12	[5]	3.60	(0.71)	0.00
October 1, 2009 to September 30, 2010	$21.42	0.19	[5]	1.56	(0.24)	0.00
October 1, 2008 to September 30, 2009	$22.77	0.23	[5]	(1.17)	(0.33)	(0.08)
October 1, 2007 to September 30, 2008	$32.60	0.36	[5]	(6.54)	(0.39)	(3.26)
October 1, 2006 to September 30, 2007	$30.37	0.33		3.97	(0.29)	(1.78)
Administrator Class
June 1, 2011 to May 31, 2012	$26.39	0.41	[5]	(1.57)	(0.30)	0.00
October 1, 2010 to May 31, 2011[4]	$23.39	0.31	[5]	3.64	(0.95)	0.00
October 1, 2009 to September 30, 2010	$21.81	0.46	[5]	1.55	(0.43)	0.00
October 1, 2008 to September 30, 2009	$23.29	0.41	[5]	(1.21)	(0.60)	(0.08)
October 1, 2007 to September 30, 2008	$33.29	0.64	[5]	(6.67)	(0.71)	(3.26)
October 1, 2006 to September 30, 2007	$30.98	0.70		3.99	(0.60)	(1.78)

Moderate Balanced Fund
Class A
June 1, 2011 to May 31, 2012	$19.64	0.32		(0.54)	(0.58)	0.00
October 1, 2010 to May 31, 2011[4]	$17.97	0.28		1.80	(0.41)	0.00
October 1, 2009 to September 30, 2010	$17.12	0.38	[5]	1.03	(0.56)	0.00
October 1, 2008 to September 30, 2009	$17.85	0.38		(0.36)	(0.57)	(0.18)
October 1, 2007 to September 30, 2008	$22.76	0.55		(3.34)	(0.61)	(1.51)
October 1, 2006 to September 30, 2007	$21.97	0.65	[5]	1.73	(0.61)	(0.98)
Class B
June 1, 2011 to May 31, 2012	$19.58	0.18	[5]	(0.53)	(0.37)	0.00
October 1, 2010 to May 31, 2011[4]	$17.85	0.14	[5]	1.84	(0.25)	0.00
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)	0.00
October 1, 2008 to September 30, 2009	$17.67	0.26	[5]	(0.34)	(0.42)	(0.18)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)	(1.51)
October 1, 2006 to September 30, 2007	$21.76	0.47	[5]	1.72	(0.44)	(0.98)

Please see footnotes on page 30.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	29

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$17.31	2.18%	1.28%	0.85%	2.17%	124%	$38,798
(1.11)	$17.17	2.46%	1.27%	0.85%	7.37%	72%	$36,803
0.00	$18.52	1.44%	1.13%	0.85%	10.12%	112%	$39,740
0.00	$17.45	3.18%	1.09%	0.85%	3.68%	130%	$424,389
0.00	$17.77	3.80%	1.06%	0.85%	(6.85)%	100%	$479,238
0.00	$20.35	3.75%	1.05%	0.85%	8.05%	91%	$615,216

0.00	$27.77	1.40%	1.36%	1.20%	(4.53)%	107%	$49,403
0.00	$29.34	1.43%	1.35%	1.20%	17.02%	70%	$60,055
0.00	$25.89	1.61%	1.38%	1.20%	9.00%	94%	$55,284
0.00	$24.12	1.95%	1.32%	1.20%	(2.95)%	105%	$55,318
0.00	$25.63	2.09%	1.34%	1.20%	(20.42)%	80%	$55,626
0.00	$36.21	1.89%	1.32%	1.20%	15.55%	75%	$79,411

0.00	$24.80	0.61%	2.10%	1.95%	(5.23)%	107%	$1,704
0.00	$26.17	0.62%	2.09%	1.95%	16.43%	70%	$4,163
0.00	$23.07	0.96%	2.12%	1.95%	8.19%	94%	$6,924
0.00	$21.46	1.21%	2.08%	1.95%	(3.66)%	105%	$13,869
0.00	$22.70	1.31%	2.09%	1.95%	(21.02)%	80%	$31,892
0.00	$32.51	1.12%	2.06%	1.95%	14.69%	75%	$66,097

0.00	$24.52	0.65%	2.11%	1.95%	(5.26)%	107%	$7,656
0.00	$25.94	0.68%	2.10%	1.95%	16.45%	70%	$8,388
0.00	$22.93	0.84%	2.12%	1.95%	8.20%	94%	$7,665
0.00	$21.42	1.21%	2.06%	1.95%	(3.69)%	105%	$7,738
0.00	$22.77	1.33%	2.08%	1.95%	(21.02)%	80%	$9,588
0.00	$32.60	1.12%	2.06%	1.95%	14.72%	75%	$15,226

0.00	$24.93	1.64%	1.20%	0.95%	(4.30)%	107%	$220,021
0.00	$26.39	1.66%	1.19%	0.95%	17.19%	70%	$273,174
0.00	$23.39	2.04%	1.19%	0.95%	9.32%	94%	$287,073
0.00	$21.81	2.18%	1.14%	0.95%	(2.68)%	105%	$861,399
0.00	$23.29	2.32%	1.16%	0.95%	(20.25)%	80%	$1,161,210
0.00	$33.29	2.12%	1.14%	0.95%	15.84%	75%	$1,804,249

0.00	$18.84	1.68%	1.33%	1.15%	(0.93)%	115%	$9,935
0.00	$19.64	1.89%	1.34%	1.15%	11.72%	70%	$10,702
0.00	$17.97	2.42%	1.37%	1.15%	8.41%	103%	$7,992
0.00	$17.12	2.47%	1.31%	1.15%	0.94%	116%	$8,669
0.00	$17.85	2.88%	1.31%	1.15%	(13.39)%	89%	$8,524
0.00	$22.76	2.80%	1.28%	1.15%	11.33%	82%	$9,839

0.00	$18.86	0.94%	2.08%	1.90%	(1.66)%	115%	$807
0.00	$19.58	1.11%	2.09%	1.90%	11.16%	70%	$1,097
0.00	$17.85	1.65%	2.12%	1.90%	7.58%	103%	$1,257
0.00	$16.99	1.72%	2.06%	1.90%	0.19%	116%	$1,720
0.00	$17.67	2.13%	2.06%	1.90%	(14.06)%	89%	$2,177
0.00	$22.53	2.01%	2.03%	1.90%	10.49%	82%	$3,699

Please see footnotes on page 30.

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income[1]		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Moderate Balanced Fund (continued)
Class C
June 1, 2011 to May 31, 2012	$19.45	0.18	[5]	(0.53)	(0.47)	0.00
October 1, 2010 to May 31, 2011[4]	$17.77	0.14	[5]	1.83	(0.29)	0.00
October 1, 2009 to September 30, 2010	$16.96	0.28	[5]	0.99	(0.46)	0.00
October 1, 2008 to September 30, 2009	$17.64	0.26	[5]	(0.34)	(0.42)	(0.18)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)	(1.51)
October 1, 2006 to September 30, 2007	$21.77	0.47	[5]	1.72	(0.46)	(0.98)
Administrator Class
June 1, 2011 to May 31, 2012	$19.77	0.40		(0.58)	(0.63)	0.00
October 1, 2010 to May 31, 2011[4]	$18.11	0.29		1.83	(0.46)	0.00
October 1, 2009 to September 30, 2010	$17.23	0.52	[5]	0.95	(0.59)	0.00
October 1, 2008 to September 30, 2009	$17.98	0.42	[5]	(0.37)	(0.62)	(0.18)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)	(1.51)
October 1, 2006 to September 30, 2007	$22.08	0.67	[5]	1.77	(0.64)	(0.98)

1.	Includes net expenses allocated from the Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

5.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	31

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income[1]	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

$18.63	0.92%	2.08%	1.90%	(1.67)%	115%	$2,319
$19.45	1.16%	2.09%	1.90%	11.17%	70%	$2,364
$17.77	1.59%	2.12%	1.90%	7.58%	103%	$1,726
$16.96	1.72%	2.05%	1.90%	0.21%	116%	$1,445
$17.64	2.13%	2.05%	1.90%	(14.05)%	89%	$1,677
$22.52	2.03%	2.03%	1.90%	10.49%	82%	$2,034

$18.96	1.92%	1.17%	0.90%	(0.66)%	115%	$172,587
$19.77	2.14%	1.18%	0.90%	11.93%	70%	$192,305
$18.11	3.06%	1.18%	0.90%	8.65%	103%	$176,179
$17.23	2.72%	1.13%	0.90%	1.14%	116%	$330,340
$17.98	3.13%	1.13%	0.90%	(13.17)%	89%	$407,829
$22.90	3.00%	1.10%	0.90%	11.59%	82%	$533,729

Please see footnotes on page 30.

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Conservative Allocation Fund (“Conservative Allocation Fund”), Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records on a daily basis its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the Master Portfolios for the year ended May 31, 2012 are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2012, the Funds own the following percentages of the Master Portfolios:

	Conservative Allocation Fund		Growth Balanced Fund		Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	0	%*	5%		2%
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	1		28		11
Wells Fargo Advantage Emerging Growth Portfolio	0	*	0	*	0	*
Wells Fargo Advantage Equity Value Portfolio	0	*	2		1
Wells Fargo Advantage Index Portfolio	0	*	2		1
Wells Fargo Advantage Inflation-Protected Bond Portfolio	3		12		10
Wells Fargo Advantage International Equity Portfolio	1		29		12
Wells Fargo Advantage International Growth Portfolio	0	*	6		2
Wells Fargo Advantage International Index Portfolio	1		29		12
Wells Fargo Advantage International Value Portfolio	0	*	2		1
Wells Fargo Advantage Large Company Value Portfolio	1		28		11
Wells Fargo Advantage Managed Fixed Income Portfolio	11		48		41
Wells Fargo Advantage Small Cap Value Portfolio	0	*	9		4
Wells Fargo Advantage Small Company Growth Portfolio	0	*	3		1
Wells Fargo Advantage Small Company Value Portfolio	0	*	2		1
Wells Fargo Advantage Stable Income Portfolio	26		0	*	74
Wells Fargo Advantage Total Return Bond Portfolio	0	*	1		0	*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	33

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

Each Fund may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses in the Funds and in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of

34	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At May 31, 2012, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Losses on Investments
Conservative Allocation Fund	$(1,420)	$8,738	$(7,318)
Growth Balanced Fund	4,858,199	(4,693,984)	(164,215)
Moderate Balanced Fund	(405)	26,930	(26,525)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, each Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, each Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	35

At May 31, 2012, net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Pre-enactment Capital Loss Expiration				Post-enactment Capital Losses
	2016	2017	2018	2019	Short-term	Long-term
Conservative Allocation Fund	$0	$14,978,984	$6,065,292	$3,688,341	$0	$0
Growth Balanced Fund	18,749,350	88,381,433	82,578,227	0	5,465,588	1,656,889
Moderate Balanced Fund	0	8,053,054	9,979,052	0	355,374	0

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

36	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

As of May 31, 2012, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund

Equity securities
Affiliated Master Portfolios	$0	$38,621,686	$0	$38,621,686

Other	0	0	16,487	16,487

Short-term investments
U.S. Treasury securities	164,985	0	0	164,985
	$164,985	$38,621,686	$16,487	$38,803,158
Growth Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$275,056,372	$0	$275,056,372

Other	0	0	170,854	170,854

Short-term investments
U.S. Treasury securities	4,324,340	0	0	4,324,340
	$4,324,340	$275,056,372	$170,854	$279,551,566
Moderate Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$184,269,967	$0	$184,269,967

Other	0	0	31,023	31,023

Short-term investments
U.S. Treasury securities	1,739,843	0	0	1,739,843
	$1,739,843	$184,269,967	$31,023	$186,040,833

Further details on the major security types listed above can be found in each Fund’s Portfolio of Investments.

As of May 31, 2012, the inputs used in valuing each Fund’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts+	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund	$(83,847)	$0	$0	$(83,847)
Growth Balanced Fund	(2,001,233)	0	0	(2,001,233)
Moderate Balanced Fund	(881,347)	0	0	(881,347)

+	Futures contracts are presented at the unrealized gains or losses on the instruments.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2012, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds. Funds Management is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	37

Funds Management has retained the services of a sub-adviser to provide daily portfolio management to the Funds. The fee for sub-advisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Expiration Date	Class A	Class B	Class C	Administrator Class
Conservative Allocation Fund	September 30, 2012	N/A	N/A	N/A	0.85%
Growth Balanced Fund	July 18, 2013	1.20%	1.95%	1.95%	0.95%
Moderate Balanced Fund	September 30, 2012	1.15%	1.90%	1.90%	0.90%

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the year ended May 31, 2012, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Growth Balanced Fund	$12,361	$1,947	$95
Moderate Balanced Fund	5,787	326	250

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

38	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the year ended May 31, 2012 were as follows:

	Purchases at Cost*	Sales Proceeds*
Conservative Allocation Fund	$53,617,661	$78,310,965
Growth Balanced Fund	324,876,421	963,827,429
Moderate Balanced Fund	236,030,291	487,717,028

*	The Funds seek to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales. Purchases and sales of unaffiliated securities in which the Funds invest are actual purchases and sales of these securities.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2012, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At May 31, 2012, the Funds had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Unrealized Gains (Losses)
Conservative Allocation Fund	June 2012	5 Long	S&P 500 Index	$1,636,500	$(47,250)
	September 2012	13 Short	30-Year U.S. Treasury Bonds	1,946,344	(36,597)
Growth Balanced Fund	June 2012	128 Long	S&P 500 Index	41,894,400	(1,210,176)
	September 2012	281 Short	30-Year U.S. Treasury Bonds	42,070,969	(791,057)
Moderate Balanced Fund	June 2012	56 Long	S&P 500 Index	18,328,800	(529,453)
	September 2012	125 Short	30-Year U.S. Treasury Bonds	18,714,844	(351,894)

The Funds had average notional amounts in futures contracts outstanding during the year ended May 31, 2012 as follows:

	Long Contracts	Short Contracts
Conservative Allocation Fund	$1,575,541	$1,900,224
Growth Balanced Fund	46,046,878	45,274,548
Moderate Balanced Fund	18,797,014	19,001,716

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2012 was as follows for Conservative Allocation Fund:

	Liability Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$36,597	*
Equity contracts	Net assets – Net unrealized gains on investments	47,250	*
		$83,847

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of May 31, 2012 is reported separately on the Statements of Assets and Liabilities.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	39

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2012 was as follows for Conservative Allocation Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(390,595)	$(23,707)
Equity contracts	81,677	(96,812)
	$(308,918)	$(120,519)

The fair value of derivative instruments as of May 31, 2012 was as follows for Growth Balanced Fund:

	Liability Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$791,057	*
Equity contracts	Net assets – Net unrealized gains on investments	1,210,176	*
		$2,001,233

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of May 31, 2012 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2012 was as follows for Growth Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(9,907,244)	$(434,950)
Equity contracts	2,319,484	(2,786,264)
	$(7,587,760)	$(3,221,214)

The fair value of derivative instruments as of May 31, 2012 was as follows for Moderate Balanced Fund:

	Liability Derivatives
	Balance Sheet Location	Fair Value
Interest rate contracts	Net assets – Net unrealized gains on investments	$351,894	*
Equity contracts	Net assets – Net unrealized gains on investments	529,453	*
		$881,347

*	Amount represents cumulative unrealized gains/losses on futures contracts. Only the variation margin as of May 31, 2012 is reported separately on the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended May 31, 2012 was as follows for Moderate Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(4,078,839)	$(209,238)
Equity contracts	1,016,504	(1,134,115)
	$(3,062,335)	$(1,343,353)

40	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

7. ACQUISITION

After the close of business on July 16, 2010, Growth Balanced Fund acquired the net assets of Wells Fargo Advantage Aggressive Allocation Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class shares of Wells Fargo Advantage Aggressive Allocation Fund received Administrator Class shares of Growth Balanced Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Aggressive Allocation Fund for 4,302,152 shares of Growth Balanced Fund valued at $93,512,961 at an exchange ratio of 0.47. The investment portfolio of Wells Fargo Advantage Aggressive Allocation Fund with a fair value of $93,914,260, identified cost of $90,492,734 and unrealized appreciation of $3,421,526 at July 16, 2010 were the principal assets acquired by Growth Balanced Fund. The aggregate net assets of Wells Fargo Advantage Aggressive Allocation Fund and Growth Balanced Fund immediately prior to the acquisition were $93,512,961 and $835,788,923, respectively. The aggregate net assets of Growth Balanced Fund immediately after the acquisition were $929,301,884. For financial reporting purposes, assets received and shares issued by Growth Balanced Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Aggressive Allocation Fund was carried forward to align ongoing reporting Growth Balanced Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Growth Balanced Fund, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$17,528,024
Net realized and unrealized gains on investments	$18,668,607
Net increase in net assets resulting from operations	$36,196,631

8. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the year ended May 31, 2012, the Funds paid the following amounts in commitment fees:

Commitment Fee
Conservative Allocation Fund	$101
Growth Balanced Fund	1,147
Moderate Balanced Fund	528

For the year ended May 31, 2012, there were no borrowings by the Funds under the agreement.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Ordinary Income			Return of Capital
	Year Ended May 31,		Year ended September 30,	Year Ended May 31,
	2012	2011*	2010	2011*
Conservative Allocation Fund	$493,074	$2,525,007	$12,043,396	$2,372,388
Growth Balanced Fund	3,339,303	12,600,772	15,386,760	0
Moderate Balanced Fund	6,246,306	4,563,263	7,600,420	0

*	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	41

As of May 31, 2012, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Gains (Losses)	Capital Loss Carryforward
Conservative Allocation Fund	$337,558	$(881,342)	$(24,732,617)
Growth Balanced Fund	1,913,509	5,353,043	(196,831,487)
Moderate Balanced Fund	1,473,147	4,256,339	(18,387,480)

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

42	Wells Fargo Advantage Allocation Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, and Wells Fargo Advantage Moderate Balanced Fund, three of the funds constituting the Wells Fargo Funds Trust (the “Funds”), as of May 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with the custodian and applying appropriate audit procedures to the Master Portfolios’ financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2012, the results of their operations for the year then ended, changes in their net assets and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2012

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	43

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.16%

Consumer Discretionary: 16.72%

Hotels, Restaurants & Leisure: 6.13%
Carnival Corporation «	154,700	$4,964,323
Darden Restaurants Incorporated «	151,200	7,821,576
McDonald’s Corporation	79,800	7,129,332

		19,915,231

Household Durables: 3.18%
NVR Incorporated «†	12,850	10,341,680

Media: 3.42%
Omnicom Group Incorporated	232,700	11,095,136

Multiline Retail: 2.57%
Kohl’s Corporation	181,800	8,330,076

Specialty Retail: 1.42%
Best Buy Company Incorporated «	246,900	4,621,968

Consumer Staples: 13.03%

Beverages: 4.22%
Coca-Cola Enterprises Incorporated	282,800	7,737,408
Diageo plc ADR	62,700	5,977,818

		13,715,226

Household Products: 5.92%
Colgate-Palmolive Company	88,700	8,719,210
Henkel KGaA ADR	74,014	4,059,113
Procter & Gamble Company	103,300	6,434,557

		19,212,880

Personal Products: 1.23%
Avon Products Incorporated	242,000	4,005,100

Tobacco: 1.66%
Philip Morris International	63,900	5,400,189

Energy: 6.07%

Oil, Gas & Consumable Fuels: 6.07%
Chevron Corporation	61,700	6,065,727
Devon Energy Corporation	82,000	4,880,640
Exxon Mobil Corporation	111,700	8,782,971

		19,729,338

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Financials: 18.24%

Capital Markets: 5.09%
Charles Schwab Corporation	462,300	$5,760,258
State Street Corporation	261,800	10,788,778

		16,549,036

Commercial Banks: 1.86%
PNC Financial Services Group Incorporated	98,400	6,043,728

Consumer Finance: 2.93%
American Express Company	170,500	9,519,015

Diversified Financial Services: 3.79%
Bank of America Corporation	477,900	3,512,565
JPMorgan Chase & Company	265,000	8,784,750

		12,297,315

Insurance: 4.57%
Axis Capital Holdings Limited	206,000	6,777,400
The Progressive Corporation «	165,200	3,589,796
Willis Group Holdings plc	127,000	4,479,290

		14,846,486

Health Care: 10.78%

Health Care Equipment & Supplies: 3.63%
Baxter International Incorporated	110,200	5,578,324
Becton Dickinson & Company «	85,000	6,216,050

		11,794,374

Health Care Providers & Services: 4.19%
Cardinal Health Incorporated	134,100	5,549,058
Quest Diagnostics Incorporated	141,550	8,054,195

		13,603,253

Pharmaceuticals: 2.96%
Johnson & Johnson Services Incorporated	154,200	9,626,706

Industrials: 12.92%

Aerospace & Defense: 2.47%
Raytheon Company	159,600	8,031,072

Air Freight & Logistics: 1.54%
United Parcel Service Incorporated Class B	66,900	5,013,486

Commercial Services & Supplies: 3.90%
Cintas Corporation «	168,600	6,221,340
Republic Services Incorporated	245,300	6,466,108

		12,687,448

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	45

C&B LARGE CAP VALUE PORTFOLIO

Security Name		Shares	Value

Industrial Conglomerates: 2.24%
3M Company		86,100	$7,267,701

Machinery: 2.77%
Illinois Tool Works Incorporated «		160,000	8,984,000

Information Technology: 13.05%

Electronic Equipment, Instruments & Components: 5.14%
Flextronics International Limited †		1,011,200	6,491,904
Molex Incorporated Class A		225,700	4,455,318
TE Connectivity Limited		182,700	5,740,434

			16,687,656

IT Services: 4.28%
Fiserv Incorporated «†		90,200	6,082,186
Western Union Company «		477,900	7,837,560

			13,919,746

Semiconductors & Semiconductor Equipment: 2.62%
Lam Research Corporation «†		228,600	8,526,780

Software: 1.01%
Microsoft Corporation		112,000	3,269,280

Materials: 2.31%

Containers & Packaging: 2.31%
Ball Corporation		81,100	3,241,567
Rock-Tenn Company Class A		82,800	4,271,652

			7,513,219

Telecommunication Services: 2.56%

Wireless Telecommunication Services: 2.56%
Vodafone Group plc ADR «		310,800	8,326,332

Utilities: 1.48%

Electric Utilities: 1.48%
Entergy Corporation		74,400	4,801,031

Total Common Stocks (Cost $281,853,974)			315,674,488

	Dividend Yield

Preferred Stocks: 0.98%

Consumer Staples: 0.98%

Household Products: 0.98%
Henkel KGaA ADR	1.60%	49,000	3,192,267

Total Preferred Stocks (Cost $1,829,352)			3,192,267

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

C&B LARGE CAP VALUE PORTFOLIO

Security Name		Principal	Value

Other: 0.33%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,470,428	$397,015
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±		1,615,032	678,313

Total Other (Cost $371,593)			1,075,328

	Yield
Short-Term Investments: 17.95%

Investment Companies: 17.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	4,067,994	4,067,994
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	54,250,882	54,250,882

Total Short-Term Investments (Cost $58,318,876)			58,318,876

Total Investments in Securities
(Cost $342,373,795)*	116.42%	378,260,959
Other Assets and Liabilities, Net	(16.42)	(53,337,843)

Total Net Assets	100.00%	$324,923,116

«	All or a portion of this security is on loan.

†	Non-income earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $353,962,502 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$48,952,513
Gross unrealized depreciation	(24,654,056)

Net unrealized appreciation	$24,298,457

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	47

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 93.83%

Consumer Discretionary: 18.98%

Auto Components: 0.10%
BorgWarner Incorporated «†	2,200	$157,850

Distributors: 0.16%
LKQ Corporation †	6,700	244,148

Hotels, Restaurants & Leisure: 4.35%
Chipotle Mexican Grill Incorporated †	350	144,575
Las Vegas Sands Corporation	8,300	383,294
Marriott International Incorporated Class A «	7,400	286,454
McDonald’s Corporation	21,190	1,893,115
Starbucks Corporation	52,521	2,882,878
Wynn Resorts Limited	7,590	782,074
Yum! Brands Incorporated	7,280	512,221

		6,884,611

Household Durables: 0.03%
Tempur-Pedic International Incorporated †	1,100	50,831

Internet & Catalog Retail: 3.19%
Amazon.com Incorporated †	7,000	1,490,370
Groupon Incorporated «†	11,700	124,488
priceline.com Incorporated †	5,485	3,430,813

		5,045,671

Media: 0.11%
Discovery Communications Incorporated Class C «†	3,400	170,340

Multiline Retail: 2.42%
Dollar General Corporation †	35,566	1,739,533
Dollar Tree Incorporated †	16,240	1,675,643
Nordstrom Incorporated	8,700	412,119

		3,827,295

Specialty Retail: 5.50%
CarMax Incorporated †	57,770	1,629,692
Dick’s Sporting Goods Incorporated «	29,015	1,349,198
GNC Holdings Incorporated Class A	4,500	173,385
Limited Brands Incorporated	24,970	1,107,669
O’Reilly Automotive Incorporated †	17,380	1,664,830
Ross Stores Incorporated	5,400	341,442
TJX Companies Incorporated	26,730	1,134,956
Tractor Supply Company	11,600	1,059,660
Ulta Salon Cosmetics & Fragrance Incorporated	2,700	241,299

		8,702,131

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Textiles, Apparel & Luxury Goods: 3.12%
Coach Incorporated	17,760	$1,197,912
lululemon athletica Incorporated †	15,650	1,136,816
Nike Incorporated Class B «	19,180	2,074,892
VF Corporation	3,700	521,848

		4,931,468

Consumer Staples: 4.03%

Food & Staples Retailing: 3.33%
Costco Wholesale Corporation	13,000	1,123,070
Whole Foods Market Incorporated	46,830	4,149,606

		5,272,676

Food Products: 0.44%
Mead Johnson & Company	8,600	694,364

Personal Products: 0.26%
Estee Lauder Companies Incorporated Class A	7,500	406,125

Energy: 7.80%

Energy Equipment & Services: 1.68%
Ensco International plc ADR	10,320	463,471
National Oilwell Varco Incorporated	15,335	1,023,611
Schlumberger Limited	18,476	1,168,607

		2,655,689

Oil, Gas & Consumable Fuels: 6.12%
Concho Resources Incorporated †	19,060	1,672,324
Continental Resources Incorporated «†	12,160	885,978
Energy XXI (Bermuda) Limited «	6,700	208,035
Exxon Mobil Corporation	13,340	1,048,924
Oasis Petroleum Incorporated «†	7,420	190,620
Occidental Petroleum Corporation	13,806	1,094,402
Pioneer Natural Resources Company	36,370	3,516,979
The Williams Companies Incorporated	34,670	1,058,475

		9,675,737

Financials: 1.97%

Capital Markets: 1.16%
Ameriprise Financial Incorporated	6,060	290,395
LPL Investment Holdings Incorporated	8,770	283,973
TD Ameritrade Holding Corporation	73,280	1,257,485

		1,831,853

Consumer Finance: 0.81%
American Express Company «	23,034	1,285,988

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	49

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care: 12.72%

Biotechnology: 3.96%
Alexion Pharmaceuticals Incorporated †	46,325	$4,195,655
Biogen Idec Incorporated †	5,900	771,425
BioMarin Pharmaceutical Incorporated «†	3,600	128,304
Gilead Sciences Incorporated †	21,070	1,052,447
Vertex Pharmaceuticals Incorporated †	2,100	126,084

		6,273,915

Health Care Equipment & Supplies: 2.38%
Covidien plc	8,000	414,240
Intuitive Surgical Incorporated †	4,610	2,411,491
St. Jude Medical Incorporated	24,490	940,906

		3,766,637

Health Care Providers & Services: 0.92%
AmerisourceBergen Corporation	16,003	591,951
UnitedHealth Group Incorporated	15,420	859,973

		1,451,924

Health Care Technology: 0.87%
Cerner Corporation †	17,600	1,372,096

Life Sciences Tools & Services: 0.74%
Mettler-Toledo International Incorporated «†	7,480	1,167,778

Pharmaceuticals: 3.85%
Abbott Laboratories	23,870	1,474,927
Allergan Incorporated	25,360	2,288,740
Shire plc ADR	27,530	2,323,807

		6,087,474

Industrials: 9.37%

Aerospace & Defense: 1.89%
Precision Castparts Corporation	10,097	1,678,222
United Technologies Corporation	17,580	1,302,854

		2,981,076

Air Freight & Logistics: 0.47%
C.H. Robinson Worldwide Incorporated «	9,160	533,662
United Parcel Service Incorporated Class B	2,900	217,326

		750,988

Machinery: 2.86%
Caterpillar Incorporated	5,200	455,624
Cummins Incorporated	8,029	778,412
Danaher Corporation	53,300	2,770,001
Joy Global Incorporated	9,419	526,145

		4,530,182

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Road & Rail: 3.81%
Hertz Global Holdings Incorporated «†	62,030	$844,228
Kansas City Southern	21,680	1,430,446
Norfolk Southern Corporation	15,000	982,800
Union Pacific Corporation	24,799	2,762,609

		6,020,083

Trading Companies & Distributors: 0.34%
W.W. Grainger Incorporated	2,800	542,220

Information Technology: 34.63%

Communications Equipment: 3.65%
Cisco Systems Incorporated	33,100	540,523
F5 Networks Incorporated †	11,620	1,202,438
QUALCOMM Incorporated	70,380	4,033,478

		5,776,439

Computers & Peripherals: 10.02%
Apple Incorporated †	23,571	13,617,674
EMC Corporation †	93,232	2,223,583

		15,841,257

Internet Software & Services: 7.26%
Baidu.com Incorporated ADR †	6,981	822,152
eBay Incorporated †	103,440	4,053,814
Facebook Incorporated «†	4,500	133,335
Google Incorporated Class A †	8,984	5,218,446
Mercadolibre Incorporated	3,400	238,816
Rackspace Hosting Incorporated †	20,640	1,021,061

		11,487,624

IT Services: 6.56%
Accenture plc	20,376	1,163,470
Alliance Data Systems Corporation †	7,400	932,400
Cognizant Technology Solutions Corporation Class A †	57,100	3,326,075
MasterCard Incorporated	6,410	2,605,729
Teradata Corporation †	12,360	821,693
Visa Incorporated Class A «	13,260	1,527,552

		10,376,919

Semiconductors & Semiconductor Equipment: 2.59%
Altera Corporation	3,300	110,253
Analog Devices Incorporated	16,120	586,284
Avago Technologies Limited	43,567	1,442,068
Broadcom Corporation Class A	2,213	71,560
Cavium Incorporated «†	3,290	79,651
Maxim Integrated Products Incorporated	24,340	612,394
Microchip Technology Incorporated «	38,240	1,186,205

		4,088,415

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	51

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name		Shares	Value

Software: 4.55%
Autodesk Incorporated †		25,080	$803,062
Check Point Software Technologies Limited «†		21,051	1,078,653
Citrix Systems Incorporated †		29,985	2,191,304
Fortinet Incorporated †		9,700	206,125
Red Hat Incorporated †		29,911	1,536,827
Salesforce.com Incorporated «†		6,431	891,465
VMware Incorporated †		5,200	483,652

			7,191,088

Materials: 3.34%

Chemicals: 3.34%
Ecolab Incorporated		5,700	360,297
Monsanto Company		38,120	2,942,864
Praxair Incorporated		18,650	1,981,376

			5,284,537

Telecommunication Services: 0.99%

Wireless Telecommunication Services: 0.99%
Crown Castle International Corporation †		28,730	1,568,656

Total Common Stocks (Cost $131,431,551)			148,396,085

		Principal
Other: 0.67%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,461,717	394,663
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±		1,605,464	674,295

Total Other (Cost $369,392)			1,068,958

	Yield	Shares
Short-Term Investments: 9.35%

Investment Companies: 9.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	5,478,765	5,478,765
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	9,306,503	9,306,503

Total Short-Term Investments (Cost $14,785,268)			14,785,268

Total Investments in Securities
(Cost $146,586,211)*	103.85%	164,250,311
Other Assets and Liabilities, Net	(3.85)	(6,092,030)

Total Net Assets	100.00%	$158,158,281

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $149,334,439 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,442,108
Gross unrealized depreciation	(7,526,236)

Net unrealized appreciation	$14,915,872

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	53

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.73%

Consumer Discretionary: 18.21%

Hotels, Restaurants & Leisure: 6.30%
BJ’s Restaurants Incorporated †«	486,780	$21,316,096
Bravo Brio Restaurant Group Incorporated †	277,312	4,553,463
Ignite Restaurant Group Incorporated †	22,935	410,078
Life Time Fitness Incorporated †«	520,170	22,294,486
Scientific Games Corporation Class A †	665,750	5,685,505
Shuffle Master Incorporated †«	550,117	8,724,856

		62,984,484

Household Durables: 0.27%
SodaStream International Limited †«	86,300	2,675,300

Internet & Catalog Retail: 3.22%
CafePress Incorporated †	189,025	2,629,338
HomeAway Incorporated †«	540,645	12,705,158
Shutterfly Incorporated †«	610,085	16,820,043

		32,154,539

Media: 1.21%
IMAX Corporation †	569,510	12,096,392

Specialty Retail: 5.42%
Asbury Automotive Group Incorporated †	290,200	7,757,046
DSW Incorporated Class A «	148,000	8,832,640
Hibbett Sports Incorporated †«	168,350	9,432,651
Mattress Firm Holding Corporation †«	138,885	4,754,034
Select Comfort Corporation †	143,400	3,923,424
Tilly’s Incorporated Class A †	60,553	985,803
Ulta Salon Cosmetics & Fragrance Incorporated	55,910	4,996,677
Vitamin Shoppe Incorporated †	271,880	13,463,498

		54,145,773

Textiles, Apparel & Luxury Goods: 1.79%
Crocs Incorporated †«	173,900	2,940,649
Vera Bradley Incorporated †«	389,529	8,518,999
Warnaco Group Incorporated †	143,790	6,400,093

		17,859,741

Consumer Staples: 2.58%

Food & Staples Retailing: 2.58%
Fresh Market Incorporated †	323,970	18,829,136
United Natural Foods Incorporated †	136,600	6,925,620

		25,754,756

Energy: 5.04%

Energy Equipment & Services: 0.53%
Forum Energy Technologies Incorporated †«	249,527	5,359,840

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 4.51%
Approach Resources Incorporated †«	494,670	$13,865,600
Carrizo Oil & Gas Incorporated †«	282,445	6,244,859
Kodiak Oil & Gas Corporation †	869,000	7,047,590
Laredo Petroleum Holdings Incorporated †«	400,331	8,426,968
Oasis Petroleum Incorporated †«	368,100	9,456,489

		45,041,506

Financials: 2.06%

Capital Markets: 2.06%
Financial Engines Incorporated †«	979,130	20,542,147

Health Care: 21.76%

Biotechnology: 0.64%
Cepheid Incorporated †«	79,900	3,022,617
Exact Sciences Corporation †«	343,220	3,391,014

		6,413,631

Health Care Equipment & Supplies: 10.41%
Abiomed Incorporated †	223,100	4,535,623
Align Technology Incorporated †«	775,400	24,215,742
DexCom Incorporated †«	505,570	5,434,878
Endologix Incorporated †	1,746,794	23,738,930
Masimo Corporation †	372,550	7,007,666
NxStage Medical Incorporated †«	1,145,560	17,401,056
Volcano Corporation †«	757,430	21,654,924

		103,988,819

Health Care Providers & Services: 4.28%
Catalyst Health Solutions Incorporated †	143,855	12,496,684
Centene Corporation †«	367,920	13,296,629
HMS Holdings Corporation †«	630,510	16,891,363

		42,684,676

Health Care Technology: 0.86%
SXC Health Solutions Corporation †	95,870	8,600,498

Pharmaceuticals: 5.57%
Akorn Incorporated †«	2,586,735	35,308,933
Impax Laboratories Incorporated †«	517,440	10,726,531
Jazz Pharmaceuticals plc †	222,880	9,628,416

		55,663,880

Industrials: 14.26%

Commercial Services & Supplies: 2.73%
InnerWorkings Incorporated †«	1,080,073	12,734,061
On Assignment Incorporated †	871,219	14,514,509

		27,248,570

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	55

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Electrical Equipment: 0.29%
Polypore International Incorporated †«	77,250	$2,857,478

Machinery: 5.07%
Chart Industries Incorporated †«	303,785	18,974,411
Colfax Corporation †	299,500	8,484,835
Rexnord Corporation †	260,255	5,153,049
Robbins & Myers Incorporated	117,790	5,370,046
The Middleby Corporation †«	123,950	12,676,367

		50,658,708

Professional Services: 0.72%
Mistras Group Incorporated †	321,498	7,246,565

Road & Rail: 1.88%
Genesee & Wyoming Incorporated †	374,110	18,746,652

Trading Companies & Distributors: 3.57%
DXP Enterprises Incorporated †	319,316	15,007,852
Titan Machinery Incorporated †«	669,772	20,662,466

		35,670,318

Information Technology: 32.82%

Communications Equipment: 2.25%
Aruba Networks Incorporated †«	566,730	7,446,832
Ixia †	663,541	7,020,264
Procera Networks Incorporated †	383,701	8,019,351

		22,486,447

Electronic Equipment, Instruments & Components: 1.78%
FARO Technologies Incorporated †	98,800	4,557,644
OSI Systems Incorporated †	206,700	13,191,594

		17,749,238

Internet Software & Services: 8.29%
Brightcove Incorporated †«	514,115	6,518,978
Envestnet Incorporated †	1,018,430	12,078,580
Liquidity Services Incorporated †	194,100	12,401,049
LivePerson Incorporated †	544,504	9,398,139
LogMeIn Incorporated †«	524,170	16,799,649
Mercadolibre Incorporated «	163,930	11,514,443
SciQuest Incorporated †	894,218	14,074,991

		82,785,829

IT Services: 4.57%
Gartner Incorporated †	154,758	6,295,555
MarketAxess Holdings Incorporated	333,151	10,757,446
ServiceSource International Incorporated †«	714,700	8,576,400
Wright Express Corporation †«	357,721	20,053,839

		45,683,240

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

EMERGING GROWTH PORTFOLIO

Security Name		Shares	Value

Semiconductors & Semiconductor Equipment: 2.31%
Cavium Incorporated †«		243,990	$5,906,998
Entegris Incorporated †		1,043,540	8,045,693
EZchip Semiconductor Limited †«		247,588	9,150,852

			23,103,543

Software: 13.62%
Allot Communications Limited †		390,743	10,167,133
Broadsoft Incorporated †«		547,673	14,956,950
ClickSoftware Technologies Limited		517,700	4,441,862
Fortinet Incorporated †		592,200	12,584,250
Glu Mobile Incorporated †«		1,037,600	4,793,712
Guidewire Software Incorporated †«		204,800	5,306,368
Imperva Incorporated †«		271,591	6,982,605
Kenexa Corporation †«		245,091	7,149,304
PROS Holdings Incorporated †		454,802	6,835,674
Solarwinds Incorporated †		456,000	20,912,160
Synchronoss Technologies Incorporated †«		632,501	11,328,093
Tangoe Incorporated †		669,290	12,923,990
Ultimate Software Group Incorporated †«		220,170	17,686,256

			136,068,357

Total Common Stocks (Cost $916,120,025)			966,270,927

Investment Companies: 1.10%
iShares Russell 2000 Growth Index Fund «		126,211	10,989,192

Total Investment Companies (Cost $11,511,630)			10,989,192

		Principal
Other: 0.33%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$4,507,989	1,217,157
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)144A±		4,951,311	2,079,551

Total Other (Cost $1,139,218)			3,296,708

	Yield	Shares
Short-Term Investments: 33.09%

Investment Companies: 33.09%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	17,987,153	17,987,153
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	312,521,072	312,521,072

Total Short-Term Investments (Cost $330,508,225)			330,508,225

Total Investments in Securities
(Cost $1,259,279,098)*	131.25%	1,311,065,052
Other Assets and Liabilities, Net	(31.25)	(312,172,946)

Total Net Assets	100.00%	$998,892,106

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	57

EMERGING GROWTH PORTFOLIO

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $1,265,818,254 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$132,102,226
Gross unrealized depreciation	(86,855,428)

Net unrealized appreciation	$45,246,798

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.59%

Consumer Discretionary: 10.78%

Auto Components: 0.58%
Delphi Automotive plc †	198,150	$5,752,295

Hotels, Restaurants & Leisure: 1.17%
Wyndham Worldwide Corporation «	233,600	11,633,280

Media: 2.41%
CBS Corporation Class B	540,600	17,255,952
News Corporation Class A	351,400	6,746,880

		24,002,832

Multiline Retail: 2.44%
Macy’s Incorporated	637,550	24,258,778

Specialty Retail: 4.18%
Foot Locker Incorporated	727,150	23,079,741
Home Depot Incorporated «	204,550	10,092,497
Lowe’s Companies Incorporated	313,800	8,384,736

		41,556,974

Consumer Staples: 5.98%

Beverages: 1.62%
Anheuser Busch InBev NV «	237,675	16,090,598

Food & Staples Retailing: 2.10%
CVS Caremark Corporation	464,400	20,870,136

Food Products: 1.77%
Kraft Foods Incorporated Class A	460,950	17,640,557

Personal Products: 0.49%
Herbalife Limited	108,700	4,868,673

Energy: 11.93%

Energy Equipment & Services: 2.37%
Nabors Industries Limited †	480,800	6,514,840
National Oilwell Varco Incorporated	192,375	12,841,031
Transocean Limited «	103,900	4,242,237

		23,598,108

Oil, Gas & Consumable Fuels: 9.56%
Anadarko Petroleum Corporation	188,750	11,513,750
Apache Corporation	138,300	11,254,854
Chevron Corporation «	292,300	28,736,013
ConocoPhillips Company «	219,900	11,469,984
Devon Energy Corporation	101,000	6,011,520
HollyFrontier Corporation	263,550	7,769,454

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	59

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corporation	263,800	$9,515,266
Suncor Energy Incorporated	324,400	8,755,556

		95,026,397

Financials: 24.03%

Capital Markets: 0.70%
Morgan Stanley	518,500	6,927,160

Commercial Banks: 6.20%
Comerica Incorporated «	245,900	7,480,278
Fifth Third Bancorp	1,167,000	15,579,450
KeyCorp	665,300	4,989,750
PNC Financial Services Group Incorporated	429,200	26,361,464
Regions Financial Corporation	1,152,000	7,246,080

		61,657,022

Consumer Finance: 5.51%
Capital One Financial Corporation	283,800	14,578,806
Discover Financial Services	980,000	32,447,800
SLM Corporation	558,050	7,795,959

		54,822,565

Diversified Financial Services: 4.89%
Bank of America Corporation	1,721,000	12,649,350
Citigroup Incorporated	493,700	13,087,987
JPMorgan Chase & Company	689,300	22,850,295

		48,587,632

Insurance: 6.73%
AFLAC Incorporated	197,450	7,913,796
Allstate Corporation «	490,000	16,630,600
American International Group Incorporated †	497,650	14,521,427
Lincoln National Corporation «	423,350	8,750,645
MetLife Incorporated	652,700	19,065,367

		66,881,835

Health Care: 13.49%

Biotechnology: 1.65%
Amgen Incorporated	162,750	11,314,380
Gilead Sciences Incorporated †	101,750	5,082,413

		16,396,793

Health Care Providers & Services: 4.36%
Aetna Incorporated	223,950	9,157,316
McKesson Corporation	142,650	12,450,492
UnitedHealth Group Incorporated	389,600	21,727,992

		43,335,800

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals: 7.48%
Bristol-Myers Squibb Company	362,800	$12,095,752
Eli Lilly & Company	294,000	12,039,300
Merck & Company Incorporated	478,000	17,963,240
Pfizer Incorporated	1,478,250	32,329,328

		74,427,620

Industrials: 8.71%

Airlines: 0.51%
Delta Air Lines Incorporated †	420,300	5,085,630

Industrial Conglomerates: 4.42%
General Electric Company	1,873,900	35,772,751
Tyco International Limited	154,150	8,194,614

		43,967,365

Machinery: 2.12%
Eaton Corporation	282,500	12,051,450
Timken Company «	188,850	9,008,145

		21,059,595

Road & Rail: 0.85%
Hertz Global Holdings Incorporated †«	616,575	8,391,586

Trading Companies & Distributors: 0.81%
United Rentals Incorporated †«	233,200	8,057,060

Information Technology: 7.40%

Communications Equipment: 1.92%
Cisco Systems Incorporated	1,170,700	19,117,531

Computers & Peripherals: 0.90%
EMC Corporation †	374,650	8,935,403

Semiconductors & Semiconductor Equipment: 3.29%
Broadcom Corporation Class A	438,000	14,169,300
KLA-Tencor Corporation «	156,450	7,170,104
Lam Research Corporation †«	127,750	4,765,075
Skyworks Solutions Incorporated †	245,700	6,599,502

		32,703,981

Software: 1.29%
Adobe Systems Incorporated †«	190,750	5,922,788
Microsoft Corporation	237,100	6,920,949

		12,843,737

Materials: 6.20%

Chemicals: 4.35%
Agrium Incorporated	80,350	6,278,549

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	61

EQUITY VALUE PORTFOLIO

Security Name		Shares	Value

Chemicals (continued)
Ashland Incorporated «		152,650	$9,758,915
CF Industries Holdings Incorporated		31,200	5,333,952
LyondellBasell Class A		380,500	15,014,530
PPG Industries Incorporated		66,500	6,878,760

			43,264,706

Metals & Mining: 1.36%
Freeport-McMoRan Copper & Gold Incorporated Class B		419,500	13,440,780

Paper & Forest Products: 0.49%
Domtar Corporation «		61,700	4,881,087

Telecommunication Services: 3.90%

Diversified Telecommunication Services: 3.90%
AT&T Incorporated «		785,000	26,823,450
Verizon Communications Incorporated		287,000	11,950,680

			38,774,130

Utilities: 6.17%

Electric Utilities: 3.87%
FirstEnergy Corporation «		81,575	3,816,894
PPL Corporation «		778,150	21,297,966
The Southern Company		290,650	13,343,742

			38,458,602

Gas Utilities: 0.70%
Energen Corporation		158,400	6,993,360

Multi-Utilities: 1.60%
NiSource Incorporated «		635,050	15,933,397

Total Common Stocks (Cost $929,948,845)			980,243,005

		Principal
Other: 0.09%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$1,215,029	328,058
VFNC Corporation, Pass-Through Entity, 0.24% ±(v)(i)(a)144A		1,334,517	560,497

Total Other (Cost $307,051)			888,555

	Yield	Shares
Short-Term Investments: 12.95%

Investment Companies: 12.95%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	11,488,892	11,488,892
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	117,219,974	117,219,974

Total Short-Term Investments (Cost $128,708,866)			128,708,866

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

EQUITY VALUE PORTFOLIO

		Value
Total Investments in Securities
(Cost $1,058,964,762)*	111.63%	$1,109,840,426
Other Assets and Liabilities, Net	(11.63)	(115,607,182)

Total Net Assets	100.00%	$994,233,244

±	Variable rate investment

†	Non-income earning security

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(i)	Illiquid security for which the designation as illiquid is unaudited

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

*	Cost for federal income tax purposes is $1,062,315,352 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$95,549,131
Gross unrealized depreciation	(48,024,057)

Net unrealized appreciation	$47,525,074

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	63

INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/index.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s Web site at sec.gov.

Security Name	Shares	Value	Percent of Net Assets

Common Stocks: 97.59%

Consumer Discretionary: 11.08%

Auto Components: 0.26%
Other securities		$6,143,432	0.26%

Automobiles: 0.42%
Other securities		10,040,032	0.42

Distributors: 0.08%
Other securities		1,926,351	0.08

Diversified Consumer Services: 0.08%
Other securities		1,900,959	0.08

Hotels, Restaurants & Leisure: 1.97%
McDonald’s Corporation	199,936	17,862,282	0.75
Other securities		29,100,787	1.22

		46,963,069	1.97

Household Durables: 0.32%
Other securities		7,685,451	0.32

Internet & Catalog Retail: 0.99%
Amazon.com Incorporated †	71,462	15,214,974	0.64
Other securities		8,456,580	0.35

		23,671,554	0.99

Leisure Equipment & Products: 0.12%
Other securities		2,876,439	0.12

Media: 3.21%
Comcast Corporation Class A	529,304	15,302,179	0.64
Walt Disney Company	351,830	16,082,149	0.67
Other securities		45,171,607	1.90

		76,555,935	3.21

Multiline Retail: 0.84%
Other securities		20,059,713	0.84

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Specialty Retail: 2.09%
Home Depot Incorporated «	302,600	$14,930,284	0.63%
Other securities		34,743,984	1.46

		49,674,268	2.09

Textiles, Apparel & Luxury Goods: 0.70%
Other securities		16,658,305	0.70

Consumer Staples: 11.13%

Beverages: 2.64%
PepsiCo Incorporated «	308,308	20,918,698	0.88
The Coca-Cola Company	444,253	33,199,027	1.39
Other securities		8,693,907	0.37

		62,811,632	2.64

Food & Staples Retailing: 2.35%
CVS Caremark Corporation	255,649	11,488,866	0.48
Wal-Mart Stores Incorporated	342,846	22,566,124	0.95
Other securities		22,015,006	0.92

		56,069,996	2.35

Food Products: 1.86%
Kraft Foods Incorporated Class A	347,094	13,283,287	0.56
Other securities		31,147,801	1.30

		44,431,088	1.86

Household Products: 2.13%
Procter & Gamble Company	540,672	33,678,459	1.41
Other securities		17,138,729	0.72

		50,817,188	2.13

Personal Products: 0.16%
Other securities		3,790,158	0.16

Tobacco: 1.99%
Altria Group Incorporated	401,552	12,925,959	0.54
Philip Morris International	337,993	28,563,788	1.20
Other securities		5,947,053	0.25

		47,436,800	1.99

Energy: 10.38%

Energy Equipment & Services: 1.68%
Schlumberger Limited	261,812	16,559,609	0.70
Other securities		23,477,368	0.98

		40,036,977	1.68

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	65

INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Oil, Gas & Consumable Fuels: 8.70%
Chevron Corporation	388,067	$38,150,867	1.60%
ConocoPhillips Company «	251,196	13,102,383	0.55
Exxon Mobil Corporation	925,177	72,746,668	3.05
Occidental Petroleum Corporation	159,205	12,620,180	0.53
Other securities		70,639,685	2.97

		207,259,783	8.70

Financials: 14.90%

Capital Markets: 1.77%
Other securities		42,282,699	1.77

Commercial Banks: 2.88%
US Bancorp	375,104	11,669,485	0.49
Wells Fargo & Company (l)	1,035,105	33,175,115	1.39
Other securities		23,871,993	1.00

		68,716,593	2.88

Consumer Finance: 1.90%
American Express Company	199,206	11,121,671	0.47
Visa Incorporated Class A	97,646	11,248,819	0.47
Other securities		22,796,320	0.96

		45,166,810	1.90

Diversified Financial Services: 3.86%
Bank of America Corporation	2,106,703	15,484,267	0.65
Berkshire Hathaway Incorporated Class B †«	345,125	27,389,120	1.15
Citigroup Incorporated	574,879	15,240,042	0.64
JPMorgan Chase & Company	749,325	24,840,124	1.04
Other securities		9,071,806	0.38

		92,025,359	3.86

Insurance: 2.33%
Other securities		55,423,743	2.33

Real Estate Management & Development: 0.04%
Other securities		1,058,969	0.04

REITs: 2.06%
Other securities		49,090,212	2.06

Thrifts & Mortgage Finance: 0.06%
Other securities		1,462,022	0.06

Health Care: 11.42%

Biotechnology: 1.41%
Amgen Incorporated	155,353	10,800,141	0.45
Other securities		22,737,714	0.96

		33,537,855	1.41

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Health Care Equipment & Supplies: 1.74%
Other securities		$41,432,783	1.74%

Health Care Providers & Services: 1.99%
UnitedHealth Group Incorporated	205,120	11,439,542	0.48
Other securities		35,898,274	1.51

		47,337,816	1.99

Health Care Technology: 0.09%
Other securities		2,233,164	0.09

Life Sciences Tools & Services: 0.30%
Other securities		7,043,934	0.30

Pharmaceuticals: 5.89%
Abbott Laboratories	308,644	19,071,113	0.80
Bristol-Myers Squibb Company	331,365	11,047,709	0.46
Johnson & Johnson Services Incorporated	538,842	33,639,906	1.41
Merck & Company Incorporated	597,520	22,454,802	0.94
Pfizer Incorporated	1,479,766	32,362,482	1.36
Other securities		21,935,110	0.92

		140,511,122	5.89

Industrials: 10.15%

Aerospace & Defense: 2.42%
Boeing Company	146,381	10,189,581	0.43
United Technologies Corporation	178,659	13,240,418	0.56
Other securities		34,194,348	1.43

		57,624,347	2.42

Air Freight & Logistics: 0.97%
United Parcel Service Incorporated Class B	188,191	14,103,034	0.59
Other securities		8,963,098	0.38

		23,066,132	0.97

Airlines: 0.06%
Other securities		1,370,005	0.06

Building Products: 0.04%
Other securities		888,610	0.04

Commercial Services & Supplies: 0.49%
Other securities		11,776,801	0.49

Construction & Engineering: 0.14%
Other securities		3,387,827	0.14

Electrical Equipment: 0.54%
Other securities		12,888,065	0.54

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	67

INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Industrial Conglomerates: 2.40%
3M Company	136,335	$11,508,037	0.48%
General Electric Company	2,077,037	39,650,636	1.66
Other securities		6,107,281	0.26

		57,265,954	2.40

Machinery: 2.07%
Caterpillar Incorporated «	127,107	11,137,115	0.47
Other securities		38,086,591	1.60

		49,223,706	2.07

Road & Rail: 0.82%
Union Pacific Corporation	94,234	10,497,668	0.44
Other securities		8,994,938	0.38

		19,492,606	0.82

Trading Companies & Distributors: 0.20%
Other securities		4,881,993	0.20

Information Technology: 18.49%

Communications Equipment: 1.84%
Cisco Systems Incorporated	1,057,227	17,264,517	0.72
QUALCOMM Incorporated	332,015	19,027,780	0.80
Other securities		7,509,790	0.32

		43,802,087	1.84

Computers & Peripherals: 5.59%
Apple Incorporated †	183,019	105,735,567	4.44
EMC Corporation †	403,008	9,611,741	0.40
Other securities		17,959,997	0.75

		133,307,305	5.59

Electronic Equipment, Instruments & Components: 0.54%
Other securities		12,948,059	0.54

Internet Software & Services: 1.83%
Google Incorporated Class A †	49,781	28,915,792	1.22
Other securities		14,662,982	0.61

		43,578,774	1.83

IT Services: 2.82%
International Business Machines Corporation	227,438	43,872,790	1.84
Other securities		23,419,789	0.98

		67,292,579	2.82

Office Electronics: 0.08%
Other securities		1,887,604	0.08

Semiconductors & Semiconductor Equipment: 2.21%
Intel Corporation	980,685	25,340,900	1.06
Other securities		27,307,380	1.15

		52,648,280	2.21

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Software: 3.58%
Microsoft Corporation	1,465,881	$42,789,066	1.79%
Oracle Corporation	769,502	20,368,718	0.85
Other securities		22,148,578	0.94

		85,306,362	3.58

Materials: 3.30%

Chemicals: 2.26%
Other securities		53,907,918	2.26

Construction Materials: 0.04%
Other securities		879,071	0.04

Containers & Packaging: 0.13%
Other securities		3,059,849	0.13

Metals & Mining: 0.73%
Other securities		17,322,047	0.73

Paper & Forest Products: 0.14%
Other securities		3,428,117	0.14

Telecommunication Services: 3.11%

Diversified Telecommunication Services: 2.92%
AT&T Incorporated	1,163,778	39,766,294	1.67
Verizon Communications Incorporated «	556,596	23,176,657	0.97
Other securities		6,578,209	0.28

		69,521,160	2.92

Wireless Telecommunication Services: 0.19%
Other securities		4,564,199	0.19

Utilities: 3.63%

Electric Utilities: 2.16%
Other securities		51,580,151	2.16

Gas Utilities: 0.11%
Other securities		2,554,013	0.11

Independent Power Producers & Energy Traders: 0.09%
Other securities		2,211,519	0.09

Multi-Utilities: 1.27%
Other securities		30,243,196	1.27

Total Common Stocks (Cost $1,962,004,877)		2,326,040,547	97.59

Investment Companies: 0.31%
Other securities		7,444,569	0.31

Total Investment Companies (Cost $7,841,767)		7,444,569	0.31

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	69

INDEX PORTFOLIO

Security Name		Principal	Value	Percent of Net Assets

Other: 0.13%
Other securities			$3,136,268	0.13%

Total Other (Cost $1,083,776)			3,136,268	0.13

	Yield	Shares

Short-Term Investments: 9.52%

Investment Companies: 9.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	38,079,689	38,079,689	1.60
Wells Fargo Securities Lending Cash Investments, LLC (l)(v)(u)(r)	0.19	184,802,628	184,802,628	7.75

			222,882,317	9.35

		Principal

U.S. Treasury Securities: 0.17%
Other securities			3,999,748	0.17

Total Short-Term Investments (Cost $226,881,959)			226,882,065	9.52

Total Investments in Securities (Cost $2,197,812,379) *			2,563,503,449	107.55%
Other Assets and Liabilities, Net			(180,004,721)	(7.55)

Total Net Assets			$2,383,498,728	100.00%

†	Non-income earning security

«	All or a portion of this security is on loan.

(l)	Investment in an affiliate.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $2,299,285,439 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$613,249,821
Gross unrealized depreciation	(349,031,811)

Net unrealized appreciation	$264,218,010

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Common Stocks: 90.11%

Argentina: 0.06%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	2,011	$13,795

Australia: 0.78%
BHP Billiton Limited (Materials, Metals & Mining)	5,755	179,222

Bermuda: 3.07%
Cosan Limited Class A (Consumer Staples, Food Products)	27,052	323,812
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	5,600	271,040
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (i)	113,275	112,377

		707,229

Canada: 4.19%
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	13,881	436,280
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	4,206	114,145
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	8,559	416,481

		966,906

Cayman Islands: 1.09%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	851,951	250,266

China: 0.75%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	191,000	116,152
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components) †«	31,113	56,315

		172,467

Denmark: 1.26%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	47	291,560

Finland: 1.45%
Metso Corporation (Industrials, Machinery)	10,222	333,430

France: 1.53%
Total SA (Energy, Oil, Gas & Consumable Fuels)	8,218	353,267

Germany: 9.85%
Allianz AG (Financials, Insurance)	3,204	289,643
Bayer AG (Health Care, Pharmaceuticals)	7,147	451,938
E.ON AG (Utilities, Electric Utilities)	22,014	402,316
Metro AG (Consumer Staples, Food & Staples Retailing) «	16,214	466,231
SAP AG (Information Technology, Software)	3,852	221,003
Siemens AG (Industrials, Industrial Conglomerates)	5,363	441,051

		2,272,182

Hong Kong: 5.72%
China Everbright Limited (Financials, Diversified Financial Services)	224,000	298,992
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	51,500	520,869
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	276,000	499,261

		1,319,122

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	71

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Italy: 2.47%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	17,455	$336,697
Intesa Sanpaolo SpA (Financials, Commercial Banks)	188,767	234,111

		570,808

Japan: 18.89%
Asahi Glass Company Limited (Industrials, Building Products)	44,000	296,478
Canon Incorporated (Information Technology, Office Electronics)	12,500	502,489
Capcom Company Limited (Information Technology, Software)	18,900	364,445
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	8,000	363,451
Itochu Corporation (Industrials, Trading Companies & Distributors)	26,100	286,114
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	88,200	382,695
Mitsui OSK Lines Limited (Industrials, Marine)	114,000	402,986
Nintendo Company Limited (Information Technology, Software)	2,800	326,238
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	39,600	383,063
Nitto Denko Corporation (Materials, Chemicals)	9,946	403,628
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	9,600	372,435
USS Company Limited (Consumer Discretionary, Specialty Retail)	2,700	273,928

		4,357,950

Netherlands: 1.71%
Akzo Nobel NV (Materials, Chemicals)	8,638	394,552

Norway: 2.18%
Marine Harvest (Consumer Staples, Food Products)	228,192	111,280
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	17,361	391,516

		502,796

Philippines: 1.01%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	4,350	233,973

Russia: 2.32%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	14,050	233,792
Sberbank of Russia (Financials, Commercial Banks)	121,642	301,307

		535,099

Singapore: 2.50%
DBS Group Holdings Limited (Financials, Commercial Banks)	42,000	430,886
Indofood Agri Resources Limited (Consumer Staples, Food Products)	151,556	145,840

		576,726

South Korea: 3.06%
Hana Financial Group Incorporated (Financials, Commercial Banks)	1,790	56,419
Samsung Electronics Company Limited GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	645	330,902
Samsung Electronics Company Limited GDR (London Exchange) (Information Technology, Semiconductors & Semiconductor Equipment) 144A	46	23,506
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	2,885	294,550

		705,377

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL EQUITY PORTFOLIO

Security Name		Shares	Value

Sweden: 2.61%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)		11,582	$344,056
Volvo AB Class B (Consumer Discretionary, Automobiles)		23,056	258,823

			602,879

Switzerland: 8.17%
ABB Limited (Industrials, Electrical Equipment)		18,295	286,474
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		3,853	219,554
Julius Baer Group Limited (Financials, Capital Markets)		8,801	275,985
Novartis AG (Health Care, Pharmaceuticals)		9,051	470,091
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		801	307,998
Zurich Financial Services AG (Financials, Insurance)		1,583	323,657

			1,883,759

Taiwan: 1.78%
HTC Corporation (Information Technology, Communications Equipment)		18,000	259,314
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment) «		11,004	151,085

			410,399

Thailand: 0.05%
Bumrungrad Hospital Public Company Limited (Health Care, Health Care Providers & Services)		6,100	12,079

United Kingdom: 13.61%
BP plc (Energy, Oil, Gas & Consumable Fuels)		63,469	386,285
Capita Group plc (Industrials, Commercial Services & Supplies)		32,429	308,874
Chemring Group plc (Industrials, Aerospace & Defense)		91,046	445,516
Man Group plc (Financials, Capital Markets)		108,840	122,286
Reckitt Benckiser Group (Consumer Staples, Household Products)		6,047	320,968
Smiths Group plc (Industrials, Industrial Conglomerates)		24,767	381,709
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		13,033	349,154
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		105,287	448,185
Wolseley plc (Industrials, Trading Companies & Distributors)		11,033	375,448

			3,138,425

Total Common Stocks (Cost $24,503,946)			20,784,268

Short-Term Investments: 10.07%

Investment Companies: 10.07%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.10%	1,668,492	$1,668,492
Wells Fargo Securities Lending Cash Investments, LLC (u)(l)(r)(v)	0.19	654,200	654,200

Total Short-Term Investments (Cost $2,322,692)			2,322,692

Total Investments in Securities
(Cost $26,826,638)*	100.18%	23,106,960
Other Assets and Liabilities, Net	(0.18)	(40,755)

Total Net Assets	100.00%	$23,066,205

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	73

INTERNATIONAL EQUITY PORTFOLIO

(i)	Illiquid security for which the designation as illiquid is unaudited

†	Non-income earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $26,921,529 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$109,514
Gross unrealized depreciation	(3,924,083)

Net unrealized depreciation	$(3,814,569)

The following table shows the percent of total long-term investments by sector as of May 31, 2012:

Industrials	19.83%
Financials	13.69%
Consumer Discretionary	12.14%
Information Technology	10.75%
Consumer Staples	10.49%
Energy	9.71%
Telecommunication Services	7.85%
Health Care	6.50%
Materials	4.70%
Utilities	4.34%

100.00%

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 93.79%

Australia: 0.26%
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	22,172	$277,531

Belgium: 4.16%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	62,688	4,243,877
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	1,506	61,442
UCB SA (Health Care, Pharmaceuticals)	4,490	210,500

		4,515,819

Canada: 3.88%
Canadian National Railway Company (Industrials, Road & Rail)	279	22,861
Canadian Pacific Railway Limited (Industrials, Road & Rail)	56,903	4,181,801

		4,204,662

China: 4.91%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services) †	28,255	3,327,591
China Construction Bank (Financials, Commercial Banks)	1,451,000	1,005,776
Tencent Holdings Limited (Information Technology, Internet Software & Services)	36,100	992,552

		5,325,919

France: 9.60%
Air Liquide SA (Materials, Chemicals)	7,141	772,347
Groupe Danone SA (Consumer Staples, Food Products) «	29,390	1,885,722
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,981	735,386
Pernod-Ricard SA (Consumer Staples, Beverages)	23,069	2,253,462
Schneider Electric SA (Industrials, Electrical Equipment)	35,109	1,869,768
Technip SA (Energy, Energy Equipment & Services)	3,883	353,906
Unibail-Rodamco (Financials, Real Estate Management & Development)	10,077	1,664,685
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	9,076	884,668

		10,419,944

Germany: 10.43%
Bayer AG (Health Care, Pharmaceuticals)	2,980	188,439
Beiersdorf AG (Consumer Staples, Personal Products)	28,116	1,772,343
Brenntag AG (Materials, Chemicals)	16,591	1,869,102
Daimler AG (Consumer Discretionary, Automobiles)	21,813	1,009,554
Kabel Deutschland Holding AG (Consumer Discretionary, Media) †	3,262	185,055
Linde AG (Materials, Chemicals)	31,039	4,762,926
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	12,324	1,527,673

		11,315,092

Hong Kong: 13.32%
AIA Group Limited (Financials, Insurance)	1,022,800	3,333,978
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	277,588	763,572
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	187,100	1,892,322
China Resources Land Limited (Financials, Real Estate Management & Development)	550,500	1,038,365
Hang Seng Bank Limited (Financials, Commercial Banks)	95,151	1,229,606

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	75

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	152,600	$768,746
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	133,966	750,210
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	117,719	189,587
NWS Holdings Limited (Industrials, Industrial Conglomerates)	23,716	34,834
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	284,512	971,400
Sino Land Company (Financials, Real Estate Management & Development)	874,252	1,207,488
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	118,742	1,344,760
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	379,497	930,951

		14,455,819

India: 0.39%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	74,766	428,166

Ireland: 2.22%
Covidien plc (Health Care, Health Care Equipment & Supplies)	46,529	2,409,272

Italy: 1.26%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)	136,454	1,371,738

Japan: 12.91%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	43,640	933,949
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	96,300	3,087,106
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	966	5,387,213
Kao Corporation (Consumer Staples, Personal Products)	94,100	2,434,159
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	10,487	147,749
NGK Insulators Limited (Industrials, Electrical Equipment)	95,000	989,280
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	33,000	1,031,776

		14,011,232

Netherlands: 5.10%
Akzo Nobel NV (Materials, Chemicals)	20,074	916,907
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	16,893	995,741
Unilever NV (Consumer Staples, Food Products) «	111,805	3,517,693
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services) †	3,669	104,345

		5,534,686

Netherlands Antilles: 1.78%
Schlumberger Limited (Energy, Energy Equipment & Services)	30,550	1,932,288

Nigeria: 0.25%
Nigerian Breweries plc (Consumer Staples, Beverages)	403,453	267,008

Singapore: 0.31%
City Developments Limited (Financials, Real Estate Management & Development)	43,427	335,324

South Korea: 1.64%
NHN Corporation (Information Technology, Internet Software & Services)	3,721	764,535
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	987	1,012,715

		1,777,250

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Shares	Value

Spain: 0.62%
Grifols SA (Health Care, Biotechnology) †		29,858	$677,287

Switzerland: 7.31%
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		12,375	705,159
Givaudan SA (Materials, Chemicals)		1,077	998,444
Nestle SA (Consumer Staples, Food Products)		68,670	3,891,783
Roche Holdings AG (Health Care, Pharmaceuticals)		7,227	1,127,928
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		3,145	1,209,304

			7,932,618

United Kingdom: 12.62%
Diageo plc (Consumer Staples, Beverages)		24,232	577,748
Genting Singapore plc (Consumer Staples, Hotels, Restaurants & Leisure)		685,323	797,753
HSBC Holdings plc (Financials, Commercial Banks)		278,060	2,183,442
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		76,448	2,759,383
Johnson Matthey plc (Materials, Chemicals)		24,868	832,453
Kingfisher plc (Consumer Discretionary, Specialty Retail)		50,237	218,339
Land Securities Group plc (Financials, REITs)		26,986	294,879
Prudential plc (Financials, Insurance)		42,381	442,853
Reckitt Benckiser Group (Consumer Staples, Household Products)		1,494	79,300
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels) «		14,213	439,887
SABMiller plc (Consumer Staples, Beverages)		56,887	2,099,798
Standard Chartered plc (Financials, Commercial Banks)		33,162	669,020
Tate & Lyle plc (Consumer Staples, Food Products)		65,160	674,853
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		51,052	217,318
WPP plc (Consumer Discretionary, Media)		117,890	1,406,305

			13,693,331

United States: 0.31%
Liberty Global Incorporated Class A (Consumer Discretionary, Media) †		5,140	237,468
Virgin Media Incorporated (Consumer Discretionary, Media)		4,546	100,148

			337,616

Virgin Islands (British): 0.51%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure)		41,212	557,186

Total Common Stocks (Cost $101,136,739)			101,779,788

	Dividend Yield
Preferred Stocks: 1.19%

Germany: 1.19%
Henkel KGaA (Consumer Staples, Household Products)	1.61%	19,805	1,290,320

Total Preferred Stocks (Cost $1,418,586)			1,290,320

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	77

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Expiration Date	Shares	Value

Rights: 0.00%

Italy: 0.00%
Fiat Industrial Rsp A (Consumer Discretionary, Auto Components) †(a)(i)		06/20/2012	136,454	$0
Fiat Industrial Rsp B (Consumer Discretionary, Auto Components) †(a)(i)		06/20/2012	136,454	0

Total Rights (Cost $0)				0

	Yield
Short-Term Investments: 5.38%

Investment Companies: 5.38%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		5,541,892	5,541,892
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.19		295,680	295,680

Total Short-Term Investments (Cost $5,837,572)				5,837,572

Total Investments in Securities
(Cost $108,392,897)*	100.36%	108,907,680
Other Assets and Liabilities, Net	(0.36)	(386,213)

Total Net Assets	100.00%	$108,521,467

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $109,015,179 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,047,653
Gross unrealized depreciation	(7,155,152)

Net unrealized depreciation	$(107,499)

The following table shows the percent of total long-term investments by sector as of May 31, 2012:

Consumer Staples	33.39%
Financials	18.01%
Consumer Discretionary	13.44%
Materials	9.85%
Industrials	8.85%
Information Technology	5.92%
Health Care	4.48%
Energy	3.06%
Telecommunication Services	3.00%

100.00%

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INTERNATIONAL INDEX PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/internationalindex.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s Web site at sec.gov.

Security Name	Shares	Value	Percent of Net Assets

Common Stocks: 96.53%

Australia: 8.42%
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,715	$136,709	0.59%
BHP Billiton Limited (Materials, Metals & Mining)	8,045	250,537	1.08
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,948	189,980	0.82
National Australia Bank Limited (Financials, Commercial Banks) «	5,611	122,868	0.53
Westpac Banking Corporation (Financials, Commercial Banks)	7,654	151,277	0.65
Other securities		1,107,560	4.75

		1,958,931	8.42

Austria: 0.27%
Other securities		62,653	0.27

Belgium: 1.03%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,997	135,194	0.58
Other securities		104,882	0.45

		240,076	1.03

Bermuda: 0.24%
Other securities		55,515	0.24

Denmark: 1.08%
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,021	135,831	0.58
Other securities		116,751	0.50

		252,582	1.08

Finland: 0.72%
Other securities		168,057	0.72

France: 8.30%
Groupe Danone SA (Consumer Staples, Food Products)	1,447	92,842	0.40
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	636	93,898	0.40
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,024	205,655	0.88
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,317	228,562	0.98
Other securities		1,309,261	5.64

		1,930,218	8.30

Germany: 7.30%
Allianz AG (Financials, Insurance)	1,141	103,147	0.44
BASF SE (Materials, Chemicals)	2,287	159,436	0.69

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	79

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Germany (continued)
Bayer AG (Health Care, Pharmaceuticals)	2,056	$130,010	0.56%
Daimler AG (Consumer Discretionary, Automobiles)	2,246	103,950	0.45
SAP AG (Information Technology, Software)	2,288	131,271	0.56
Siemens AG (Industrials, Industrial Conglomerates)	2,049	168,509	0.72
Other securities		901,803	3.88

		1,698,126	7.30

Greece: 0.05%
Other securities		11,244	0.05

Hong Kong: 2.87%
Other securities		668,363	2.87

Ireland: 0.32%
Other securities		73,868	0.32

Israel: 0.61%
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,333	93,410	0.40
Other securities		49,005	0.21

		142,415	0.61

Italy: 1.88%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,023	116,180	0.50
Other securities		321,766	1.38

		437,946	1.88

Japan: 21.57%
Canon Incorporated (Information Technology, Office Electronics)	2,800	112,557	0.48
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,100	131,434	0.56
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	31,870	138,282	0.59
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	99,319	0.43
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	6,900	267,688	1.15
Other securities		4,269,028	18.36

		5,018,308	21.57

Luxembourg: 0.41%
Other securities		95,307	0.41

Netherlands: 2.58%
Unilever NV (Consumer Staples, Food Products) «	4,081	128,400	0.55
Other securities		471,235	2.03

		599,635	2.58

New Zealand: 0.13%
Other securities		29,726	0.13

Norway: 0.69%
Other securities		161,379	0.69

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value	Percent of Net Assets

Portugal: 0.18%
Other securities		$41,041	0.18%

Singapore: 1.70%
Other securities		394,663	1.70

South Africa: 0.08%
Other securities		18,575	0.08

Spain: 2.31%
Banco Santander Central Hispano SA (Financials, Commercial Banks)	23,460	124,591	0.54
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,212	112,849	0.49
Other securities		300,853	1.28

		538,293	2.31

Sweden: 2.89%
Other securities		673,382	2.89

Switzerland: 8.27%
Nestle SA (Consumer Staples, Food Products)	8,266	468,465	2.01
Novartis AG (Health Care, Pharmaceuticals)	5,765	299,423	1.29
Roche Holdings AG (Health Care, Pharmaceuticals)	1,760	274,686	1.18
UBS AG (Financials, Diversified Financial Services) †	9,019	101,671	0.44
Other securities		779,678	3.35

		1,923,923	8.27

United Kingdom: 22.52%
Anglo American plc (Materials, Metals & Mining)	3,325	101,004	0.43
AstraZeneca plc (Health Care, Pharmaceuticals)	3,229	130,286	0.56
BG Group plc (Health Care, Health Care Providers & Services)	8,458	161,966	0.70
BHP Billiton plc (Materials, Metals & Mining)	5,293	138,230	0.59
BP plc (Energy, Oil, Gas & Consumable Fuels)	47,503	289,113	1.24
British American Tobacco plc (Consumer Staples, Tobacco)	4,934	232,577	1.00
Diageo plc (Consumer Staples, Beverages)	6,258	149,206	0.64
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	12,645	280,244	1.20
HSBC Holdings plc (Financials, Commercial Banks)	45,122	354,317	1.52
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,498	90,165	0.39
National Grid plc (Utilities, Multi-Utilities)	8,822	88,377	0.38
Rio Tinto plc (Materials, Metals & Mining)	3,374	144,560	0.62
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,194	284,955	1.22
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,669	213,634	0.92
SABMiller plc (Consumer Staples, Beverages)	2,390	88,219	0.38
Standard Chartered plc (Financials, Commercial Banks)	5,955	120,138	0.52
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,129	93,860	0.40
Unilever plc (Consumer Staples, Food Products)	3,181	100,061	0.43
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	124,884	332,975	1.43
Other securities		1,845,194	7.95

		5,239,081	22.52

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	81

INTERNATIONAL INDEX PORTFOLIO

Security Name			Value	Percent of Net Assets

United States: 0.11%
Other securities			$26,139	0.11%

Total Common Stocks (Cost $24,078,433)			22,459,446	96.53

Preferred Stocks : 0.54%

Germany: 0.54%
Other securities			124,636	0.54

United Kingdom: 0.00%
Other securities			776	0.00

Total Preferred Stocks (Cost $112,194)			125,412	0.54

Rights : 0.02%

Italy: 0.00%
Other securities			0	0.00

Spain: 0.02%
Other securities			3,592	0.02

Total Rights (Cost $4,322)			3,592	0.02

Warrants: 0.00%

Singapore: 0.00%
Other securities			281	0.00

Total Warrants (Cost $0)			281	0.00

Short-Term Investments: 4.72%
	Yield	Shares

Investment Companies : 4.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.10%	521,127	521,127	2.24
Wells Fargo Securities Lending Cash Investment, LLC (u)(l)(v)(r)	0.19	578,083	578,083	2.48

Total Short-Term Investments (Cost $1,099,210)			1,099,210	4.72

Total Investments in Securities (Cost $25,294,159) *			23,687,941	101.81%
Other Assets and Liabilities, Net			(421,507)	(1.81)

Total Net Assets			$23,266,434	100.00%

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

INTERNATIONAL INDEX PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $28,683,403 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,543,153
Gross unrealized depreciation	(6,538,615)

Net unrealized depreciation	$(4,995,462)

The following table shows the percent of total long-term investments by sector as of May 31, 2012:

Financials	21.80%
Industrials	12.19%
Consumer Staples	12.01%
Consumer Discretionary	11.40%
Health Care	10.85%
Materials	10.03%
Energy	7.68%
Telecommunication Services	5.40%
Information Technology	4.50%
Utilities	4.14%

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	83

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.30%

Australia: 4.34%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$1,935,073
BlueScope Steel Limited (Materials, Metals & Mining) †	404,900	136,072
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	475,400	1,518,925
Downer EDI Limited (Industrials, Commercial Services & Supplies) †	425,500	1,363,637
Goodman Fielder Limited (Consumer Staples, Food Products)	1,387,983	797,700
Grain Corporation Limited (Consumer Staples, Food Products)	114,000	1,042,735
Metcash Limited (Consumer Staples, Food & Staples Retailing)	536,500	1,996,349
Mincor Resources NL (Materials, Metals & Mining) (i)	570,994	389,344
OneSteel Limited (Materials, Metals & Mining)	934,300	960,157
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	282,010
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	615,200	2,127,395

		12,549,397

Austria: 0.77%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	381,890
OMV AG (Energy, Oil, Gas & Consumable Fuels) «	41,100	1,119,568
Voestalpine AG (Materials, Metals & Mining)	29,200	729,337

		2,230,795

Belgium: 1.11%
Delhaize Group SA (Consumer Staples, Food & Staples Retailing) «	39,400	1,433,287
KBC Groep NV (Financials, Commercial Banks)	53,400	818,101
Tessenderlo Chemie NV (Materials, Chemicals) «†	37,000	955,728

		3,207,116

Brazil: 2.01%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	1,294,097
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,971,586
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	72,400	1,543,595

		5,809,278

Canada: 2.37%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	54,400	2,198,964
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	58,500	2,889,176
WestJet Airlines Limited (Industrials, Airlines)	120,000	1,777,606

		6,865,746

China: 2.17%
China Communications Services Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	2,222,000	1,107,915
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	3,800,631
China Railway Construction Corporation Limited (Industrials, Construction & Engineering)	1,747,500	1,357,644

		6,266,190

Denmark: 0.87%
Danske Bank A/S (Financials, Commercial Banks) †	45,600	603,614

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Denmark (continued)
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	$1,926,667

		2,530,281

Finland: 0.43%
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,256,758

France: 6.80%
AXA SA (Financials, Insurance) «	54,000	606,348
BNP Paribas SA (Financials, Commercial Banks) «	30,200	960,631
Credit Agricole SA (Financials, Commercial Banks)	219,328	784,308
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,081,661
Rallye SA (Consumer Staples, Food & Staples Retailing) «	22,900	652,539
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	88,338	6,007,649
SCOR SE (Financials, Insurance)	109,700	2,380,554
Societe Generale SA (Financials, Diversified Financial Services)	18,428	365,947
Societe Television Francaise 1 SA (Consumer Discretionary, Media) «	133,100	979,734
Total SA (Energy, Oil, Gas & Consumable Fuels)	85,500	3,675,383
Vivendi SA (Consumer Discretionary, Media)	134,746	2,175,972

		19,670,726

Germany: 7.96%
Allianz AG (Financials, Insurance)	33,100	2,992,258
BASF SE (Materials, Chemicals)	46,500	3,241,696
Daimler AG (Consumer Discretionary, Automobiles)	69,300	3,207,357
Deutsche Bank AG (Financials, Capital Markets) «	41,200	1,481,701
E.ON AG (Utilities, Electric Utilities)	52,800	964,945
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,658,030
Metro AG (Consumer Staples, Food & Staples Retailing) «	49,800	1,431,990
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	2,441,996
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,181,416
RWE AG (Utilities, Multi-Utilities)	40,900	1,493,670
Thyssenkrupp AG (Materials, Metals & Mining)	49,200	811,854
Volkswagen AG (Consumer Discretionary, Automobiles)	14,100	2,121,798

		23,028,711

Hong Kong: 2.33%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	838,124
Guangdong Investment Limited (Utilities, Water Utilities)	2,772,000	1,835,726
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	686,390
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,204,000	806,457
Lonking Holdings Limited (Industrials, Machinery)	3,973,000	1,233,636
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,336,386

		6,736,719

India: 0.61%
Tata Steel Limited GDR (Industrials, Machinery) †	245,900	1,765,562

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	85

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Indonesia: 0.25%
PT Japfa Comfeed Indonesia (Consumer Staples, Food Products) †	1,621,000	$715,654

Ireland: 0.00%
Allied Irish Banks plc (Financials, Commercial Banks) †	79,300	6,374
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	111,500	3,585

		9,959

Israel: 1.21%
Bank Hapoalim Limited (Financials, Commercial Banks)	451,300	1,440,461
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	51,404	2,058,135

		3,498,596

Italy: 1.58%
Enel SpA (Utilities, Multi-Utilities)	688,400	1,959,478
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	2,607,928

		4,567,406

Japan: 20.68%
Adeka Corporation (Materials, Chemicals)	203,200	1,711,485
Aozora Bank Limited (Financials, Commercial Banks)	588,000	1,245,636
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,173,252
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,798,591
Edion Corporation (Consumer Discretionary, Specialty Retail)	73,600	390,730
Eizo Nanao Corporation (Information Technology, Computers & Peripherals) (i)	63,300	1,313,499
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,394,104
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	821,761
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,841,654
JX Holdings Incorporated (Energy, Energy Equipment & Services)	408,000	2,072,282
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	600	3,709,801
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	2,046,708
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,567,637
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,305,666
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,493,943
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	695,412
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	765,023
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,687,589
Nichirei Corporation (Consumer Staples, Food Products)	202,000	902,246
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	2,091,503
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	107,000	669,091
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,217,815
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	151,400	1,464,538
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	155,000	1,691,233
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,235,069
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	79,300	2,495,582
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,393,568
Ryosan Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	16,200	297,703
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,110,439

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	$1,436,376
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,072,894
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,829,824
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,041,872
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,000,613
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	275,345
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	824,196
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,740,888

		59,825,568

Liechtenstein: 0.20%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets) (i)	7,800	593,020

Netherlands: 2.58%
Aegon NV (Financials, Insurance) «	151,800	639,309
ING Groep NV (Financials, Diversified Financial Services) †	237,100	1,369,417
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	241,100	2,832,441
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing) «	52,700	2,507,169
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	114,181

		7,462,517

Norway: 1.31%
Atea ASA (Information Technology, IT Services)	158,200	1,494,064
DnB Nor ASA (Financials, Commercial Banks)	98,900	891,166
Statoil ASA (Energy, Oil, Gas & Consumable Fuels) «	61,700	1,391,426

		3,776,656

Poland: 0.49%
Asseco Poland SA (Information Technology, Software)	101,800	1,403,801

Portugal: 0.06%
Banco BPI SA (Financials, Commercial Banks) †«	245,688	112,404
Banco Espirito Santo SA (Financials, Commercial Banks) †	131,400	74,089

		186,493

Russia: 2.11%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	150,014	2,994,279
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels) «	886	17,443
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels) «	60,400	3,103,286

		6,115,008

Singapore: 0.54%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,551,273

South Africa: 0.70%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,036,506

South Korea: 2.15%
Industrial Bank of Korea (Financials, Commercial Banks)	192,500	1,957,212

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	87

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

South Korea (continued)
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	22,300	$2,276,763
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	212,200	1,977,717

		6,211,692

Spain: 2.15%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	1,053,858
Banco Espanol de Credito SA (Financials, Commercial Banks) «	146,100	453,438
Banco Santander Central Hispano SA (Financials, Commercial Banks) †	430,300	2,285,224
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	1,849,191
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services) †	52,400	579,052

		6,220,763

Sweden: 1.35%
Boliden AB (Materials, Metals & Mining)	169,300	2,160,384
Saab AB (Industrials, Aerospace & Defense)	113,500	1,757,692

		3,918,076

Switzerland: 6.56%
Baloise Holding AG (Financials, Insurance)	28,800	1,776,002
Clariant AG (Materials, Chemicals) †	101,215	1,031,062
Credit Suisse Group AG (Financials, Capital Markets)	76,500	1,449,905
Georg Fischer AG (Industrials, Machinery)	3,000	1,050,085
Novartis AG (Health Care, Pharmaceuticals)	82,500	4,284,887
Roche Holdings AG (Health Care, Pharmaceuticals)	29,500	4,604,108
Swiss Re AG (Financials, Insurance)	28,900	1,666,135
Zurich Financial Services AG (Financials, Insurance)	15,200	3,107,757

		18,969,941

Thailand: 0.54%
Bangchak Petroleum plc (Energy, Oil, Gas & Consumable Fuels)	2,188,900	1,561,780

United Kingdom: 19.07%
Amlin plc (Financials, Insurance)	190,400	933,447
AstraZeneca plc (Health Care, Pharmaceuticals)	140,400	5,664,946
Aviva plc (Financials, Insurance)	220,500	888,668
BAE Systems plc (Industrials, Aerospace & Defense)	684,100	2,876,226
Barclays plc (Financials, Commercial Banks)	379,300	1,030,610
BP plc (Energy, Oil, Gas & Consumable Fuels)	609,300	3,708,321
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	1,421,700	4,520,289
Cookson Group plc (Utilities, Multi-Utilities)	145,400	1,403,927
DS Smith plc (Industrials, Professional Services)	337,400	744,641
Firstgroup plc (Industrials, Road & Rail)	254,700	825,127
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	127,600	2,827,930
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	184,200	1,388,501
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	442,800	532,647
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	355,400	1,578,046
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)	679,100	512,848
LogicaCMG plc (Industrials, Professional Services)	949,700	1,623,219
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	632,790	960,627

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INTERNATIONAL VALUE PORTFOLIO

Security Name		Shares	Value

United Kingdom (continued)
Next plc (Consumer Discretionary, Multiline Retail)		35,500	$1,657,245
Old Mutual plc (Financials, Commercial Banks)		982,800	2,144,803
Pace plc (Consumer Discretionary, Household Durables)		374,800	528,542
Premier Foods plc (Consumer Staples, Food Products) †		31,510	52,934
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	675,929
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels) «		14,300	442,579
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels) «		264,000	8,456,935
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389,400	112,527
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,179,436
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,698,900	4,529,737
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		223,600	1,658,619
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		399,400	1,700,165

			55,159,471

Total Common Stocks (Cost $366,017,091)			275,701,459

	Dividend Yield
Preferred Stocks: 0.54%

Brazil: 0.54%
Cia Energetica de Minas Gerais (Utilities, Oil, Gas & Consumable Fuels)	6.89%	89,750	1,565,513

Total Preferred Stocks (Cost $1,254,937)			1,565,513

	Yield
Short-Term Investments: 6.47%

Investment Companies: 6.47%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10	2,585,277	3,585,277
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(r)(u)	0.19	15,127,261	15,127,261

Total Short-Term Investments (Cost $18,712,538)			18,712,538

Total Investments in Securities
(Cost $385,984,566)*	102.31%	295,979,510
Other Assets and Liabilities, Net	(2.31)	(6,688,130)

Total Net Assets	100.00%	$289,291,380

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	89

INTERNATIONAL VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security

(i)	Illiquid security for which the designation as illiquid is unaudited
(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $386,886,035 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,026,633
Gross unrealized depreciation	(104,933,158)

Net unrealized depreciation	$(90,906,525)

The following table shows the percent of total long-term investments by sector as of May 31, 2012:

Financials	21.69%
Energy	13.27%
Health Care	12.80%
Industrials	12.22%
Telecommunication Services	9.16%
Consumer Discretionary	8.78%
Consumer Staples	8.10%
Materials	6.13%
Utilities	4.95%
Information Technology	2.90%

100.00%

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.29%

Consumer Discretionary: 10.57%

Household Durables: 3.35%
Harman International Industries Incorporated	8,617	$337,959
Newell Rubbermaid Incorporated	40,949	753,462
Toll Brothers Incorporated	24,884	678,836

		1,770,257

Media: 3.23%
DIRECTV Group Incorporated	12,636	561,670
Omnicom Group Incorporated	11,210	534,493
Walt Disney Company	13,426	613,702

		1,709,865

Multiline Retail: 1.01%
Target Corporation	9,233	534,683

Specialty Retail: 2.36%
Home Depot Incorporated «	25,348	1,250,670

Textiles, Apparel & Luxury Goods: 0.62%
Fossil Incorporated	4,456	326,001

Consumer Staples: 5.84%

Beverages: 1.00%
PepsiCo Incorporated	7,834	531,537

Food & Staples Retailing: 2.28%
CVS Caremark Corporation	26,818	1,205,201

Food Products: 1.20%
Sara Lee Corporation	30,302	633,312

Household Products: 1.36%
Procter & Gamble Company	11,572	720,820

Energy: 9.71%

Energy Equipment & Services: 2.06%
Nabors Industries Limited	32,209	436,432
Noble Corporation	20,834	651,479

		1,087,911

Oil, Gas & Consumable Fuels: 7.65%
Apache Corporation	7,055	574,136
ConocoPhillips Company	13,813	720,486
Devon Energy Corporation	12,039	716,561
Exxon Mobil Corporation	18,792	1,477,615
Whiting Petroleum Corporation	12,917	558,144

		4,046,942

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	91

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Financials: 26.09%

Capital Markets: 1.94%
Goldman Sachs Group Incorporated	4,783	$457,733
State Street Corporation	13,724	565,566

		1,023,299

Commercial Banks: 4.86%
Comerica Incorporated	30,024	913,330
First Republic Bank Corporation	26,356	827,578
KeyCorp	110,465	828,488

		2,569,396

Consumer Finance: 2.52%
Capital One Financial Corporation	15,951	819,403
SLM Corporation	36,537	510,422

		1,329,825

Diversified Financial Services: 6.13%
Bank of America Corporation	97,208	714,479
Berkshire Hathaway Incorporated Class B	7,216	572,662
Citigroup Incorporated	26,410	700,129
JPMorgan Chase & Company	37,846	1,254,595

		3,241,865

Insurance: 6.43%
ACE Limited	14,406	1,041,986
MetLife Incorporated	26,838	783,938
The Hartford Financial Services Group Incorporated	26,112	439,204
The Travelers Companies Incorporated	18,203	1,137,505

		3,402,633

REITs: 4.21%
Alexandria Real Estate Equities Incorporated «	9,991	683,984
Simon Property Group Incorporated	10,464	1,543,649

		2,227,633

Health Care: 11.74%

Health Care Equipment & Supplies: 0.96%
Stryker Corporation	9,879	508,275

Health Care Providers & Services: 1.99%
CIGNA Corporation	23,912	1,049,976

Pharmaceuticals: 8.79%
Abbott Laboratories	9,076	560,806
Hospira Incorporated	17,088	534,171
Johnson & Johnson Services Incorporated	14,839	926,399
Merck & Company Incorporated	22,821	857,613

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

LARGE COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Pfizer Incorporated	59,554	$1,302,446
Teva Pharmaceutical Industries Limited ADR	11,972	469,183

		4,650,618

Industrials: 9.06%

Airlines: 0.98%
Southwest Airlines Company	57,375	518,096

Construction & Engineering: 0.81%
URS Corporation	11,818	427,457

Industrial Conglomerates: 3.62%
General Electric Company	100,258	1,913,925

Machinery: 2.33%
Dover Corporation	12,981	734,205
Eaton Corporation	11,732	500,487

		1,234,692

Road & Rail: 1.32%
Norfolk Southern Corporation	10,641	697,198

Information Technology: 8.24%

Communications Equipment: 1.67%
Cisco Systems Incorporated	54,006	881,918

Computers & Peripherals: 2.57%
Apple Incorporated	1,019	588,707
EMC Corporation	32,329	771,047

		1,359,754

Internet Software & Services: 0.97%
Google Incorporated Class A †	885	514,061

IT Services: 1.82%
Accenture plc	16,800	959,280

Semiconductors & Semiconductor Equipment: 1.21%
Maxim Integrated Products Incorporated	25,455	640,448

Materials: 2.59%

Chemicals: 2.08%
Ashland Incorporated	8,943	571,726
Huntsman Corporation	41,039	525,299

		1,097,025

Metals & Mining: 0.51%
Alcoa Incorporated	31,713	271,146

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	93

LARGE COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Telecommunication Services: 3.96%

Diversified Telecommunication Services: 3.96%
AT&T Incorporated		35,451	$1,211,361
Verizon Communications Incorporated		21,205	882,976

			2,094,337

Utilities: 7.49%

Electric Utilities: 3.29%
Duke Energy Corporation		43,942	965,845
Entergy Corporation		11,983	773,263

			1,739,108

Multi-Utilities: 3.07%
Dominion Resources Incorporated		14,758	768,301
NiSource Incorporated «		34,171	857,351

			1,625,652

Water Utilities: 1.13%
American Water Works Company Incorporated		17,388	594,843

Total Common Stocks (Cost $46,609,701)			50,389,659

		Principal
Other: 0.13%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$94,422	25,494
VFNC Corporation, Pass-Through Entity 0.24% (v)(i)(a)±144A		103,708	43,557

Total Other (Cost $23,861)			69,051

	Yield	Shares
Short-Term Investments: 8.35%

Investment Companies: 8.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	2,174,368	2,174,368
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	2,241,014	2,241,014

Total Short-Term Investments (Cost $4,415,382)			4,415,382

Total Investments in Securities
(Cost $51,048,944) *	103.77%	54,874,092
Other Assets and Liabilities, Net	(3.77)	(1,993,943)

Total Net Assets	100.00%	$52,880,149

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

LARGE COMPANY VALUE PORTFOLIO

«	All or a portion of this security is on loan.

†	Non-income earning security

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $51,911,446 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,742,604
Gross unrealized depreciation	(2,779,958)

Net unrealized appreciation	$2,962,646

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	95

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 92.79%

Consumer Discretionary: 7.95%

Auto Components: 1.40%
Gentex Corporation	30,195	$673,349

Automobiles: 0.07%
Winnebago Industries Incorporated †	3,670	32,883

Diversified Consumer Services: 0.67%
Cambium Learning Group Incorporated †	32,528	40,009
Corinthian Colleges Incorporated †	103,395	283,302
Voyager Expanded Learning Incorporated †(a)(i)	58,950	0

		323,311

Hotels, Restaurants & Leisure: 1.30%
Century Casinos Incorporated †	186,170	543,616
Empire Resorts Incorporated †	39,303	79,392

		623,008

Household Durables: 1.95%
Cavco Industries Incorporated †	13,610	573,662
KB Home Incorporated	5,570	40,383
Nobility Homes Incorporated †	34,965	226,573
Skyline Corporation	21,862	99,253

		939,871

Media: 0.76%
Outdoor Channel Holdings Incorporated	55,532	365,401

Specialty Retail: 1.80%
Collective Brands Incorporated †	20,610	438,375
Monro Muffler Brake Incorporated	3,430	115,900
rue21 Incorporated †	4,435	117,439
Talbots Incorporated †	35,325	86,193
Vitamin Shoppe Incorporated †	2,215	109,687

		867,594

Consumer Staples: 1.16%

Household Products: 0.51%
WD-40 Company	5,220	244,192

Personal Products: 0.65%
Prestige Brands Holdings Incorporated †	22,732	312,110

Energy: 20.08%

Energy Equipment & Services: 7.39%
Helix Energy Solutions Group Incorporated †	28,430	487,006
Helmerich & Payne Incorporated	3,620	163,986
ION Geophysical Corporation †	93,160	564,550

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Key Energy Services Incorporated †	26,895	$266,529
Matrix Service Company †	51,453	534,597
Newpark Resources Incorporated †	103,870	601,407
Oceaneering International Incorporated	8,200	379,004
PHI Incorporated (non-voting) †	10,455	248,934
PHI Incorporated (voting) †	3,062	69,691
Willbros Group Incorporated †	42,014	240,320

		3,556,024

Oil, Gas & Consumable Fuels: 12.69%
Cabot Oil & Gas Corporation	2,285	74,354
Energy XXI (Bermuda) Limited †	3,360	104,328
Forest Oil Corporation †	15,290	127,672
InterOil Corporation †	54,499	3,619,279
Lone Pine Resources Incorporated †	7,753	24,499
McMoRan Exploration Company †	94,939	923,756
PetroQuest Energy Incorporated †	5,710	28,265
Range Resources Corporation	17,835	1,024,442
Triangle Petroleum Corporation †	35,128	179,153

		6,105,748

Financials: 17.82%

Capital Markets: 0.59%
Artio Global Investos Incorporated	93,770	285,999

Commercial Banks: 3.82%
1st United Bancorp Incorporated †	38,960	224,410
Bancorp Incorporated †	14,135	128,487
BBCN Bancorp Incorporated †	12,343	133,181
City National Corporation	4,530	225,050
First Horizon National Corporation	15,615	132,415
IBERIABANK Corporation	4,920	238,571
Pacific Premier Bancorp Incorporated †	34,956	276,152
Park Sterling Corporation †	13,290	59,141
Sterling Bancorp	15,650	142,415
Univest Corporation of Pennsylvania	6,441	103,185
Washington Banking Company	11,005	149,338
Western Liberty Bancorp †	8,420	23,744

		1,836,089

Insurance: 2.80%
Argo Group International Holdings Limited	29,330	820,653
Hilltop Holdings Incorporated †	27,721	288,298
Mercury General Corporation	5,475	238,710

		1,347,661

REITs: 10.13%
Anworth Mortgage Asset Corporation	33,830	227,676
Capstead Mortgage Corporation	46,355	638,308
Chimera Investment Corporation	530,450	1,485,260

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	97

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

REITs (continued)
Crexus Investment Corporation	44,065	$431,837
Hatteras Financial Corporation	11,975	341,886
MFA Mortgage Investments Incorporated	62,525	476,441
Origen Financial Incorporated	164,605	240,323
Redwood Trust Incorporated	28,026	339,395
UMH Properties Incorporated	68,219	691,058

		4,872,184

Thrifts & Mortgage Finance: 0.48%
First Niagara Financial Group Incorporated	21,495	173,465
Northwest Bancshares Incorporated	4,970	57,006

		230,471

Health Care: 7.24%

Biotechnology: 1.22%
Discovery Laboratories Incorporated †	166,010	436,606
Infinity Pharmaceuticals Incorporated †	11,530	150,005

		586,611

Health Care Equipment & Supplies: 3.24%
Allied Healthcare Products Incorporated †	86,355	280,654
EnteroMedics Incorporated †	81,880	283,714
Orasure Technologies Incorporated †	96,234	996,022

		1,560,390

Health Care Providers & Services: 1.19%
Cross Country Healthcare Incorporated †	34,302	155,731
Ensign Group Incorporated	9,615	244,221
Gentiva Health Services Incorporated †	30,940	173,573

		573,525

Health Care Technology: 0.69%
Omnicell Incorporated †	25,200	329,868

Life Sciences Tools & Services: 0.90%
Accelrys Incorporated †	33,385	260,403
Nordion Incorporated	19,205	172,845

		433,248

Industrials: 14.10%

Air Freight & Logistics: 0.49%
Pacer International Incorporated †	41,744	235,436

Airlines: 0.74%
JetBlue Airways Corporation †	67,715	354,149

Building Products: 1.12%
Patrick Industries Incorporated †	41,035	539,200

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Commercial Services & Supplies: 3.89%
ABM Industries Incorporated	27,263	$585,337
ACCO Brands Corporation †	18,450	168,264
GEO Group Incorporated †	39,789	865,809
Healthcare Services Group	12,934	252,860

		1,872,270

Construction & Engineering: 4.29%
Chicago Bridge & Iron Company NV	16,445	591,033
Integrated Electrical Services Incorporated †	46,975	155,957
MYR Group Incorporated †	26,585	404,358
Primoris Services Corporation	57,936	694,653
Sterling Construction Company Incorporated †	23,998	215,982

		2,061,983

Electrical Equipment: 0.84%
Encore Wire Corporation	4,600	115,046
GrafTech International Limited †	27,115	289,317

		404,363

Machinery: 1.61%
Actuant Corporation Class A	12,720	332,882
Hardinge Incorporated	47,480	443,938

		776,820

Professional Services: 1.12%
Hill International Incorporated †	176,599	538,627

Information Technology: 9.68%

Communications Equipment: 2.01%
Brocade Communications Systems Incorporated †	53,540	248,961
MRV Communications Incorporated	49,230	33,723
Sandvine Corporation †	472,170	683,702

		966,386

Computers & Peripherals: 1.92%
Cray Incorporated †	50,456	538,870
Intermec Incorporated †	65,525	387,253

		926,123

Electronic Equipment, Instruments & Components: 3.00%
Coherent Incorporated †	12,700	560,578
OSI Systems Incorporated †	10,035	640,434
Power One Incorporated †	58,165	241,385

		1,442,397

IT Services: 2.75%
Convergys Corporation †	47,610	664,160
Official Payments Holdings Incorporated †	151,167	659,088

		1,323,248

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	99

SMALL CAP VALUE PORTFOLIO

Security Name			Shares	Value

Materials: 13.71%

Containers & Packaging: 1.12%
Intertape Polymer Group Incorporated †			78,859	$537,030

Metals & Mining: 12.18%
Eldorado Gold Corporation			23,005	253,745
Goldcorp Incorporated			15,290	553,957
Great Basin Gold Limited †			257,823	136,646
Petaquilla Minerals Limited †			56,560	23,133
Randgold Resources Limited ADR			33,255	2,638,784
Royal Gold Incorporated			10,650	720,366
San Gold Corporation †			89,190	122,190
Sandstorm Gold Limited †			104,214	812,241
Sandstorm Metals & Energy Limited †			81,729	27,300
Silver Standard Resources Incorporated †			31,414	345,554
United States Steel Corporation			11,075	224,823

				5,858,739

Paper & Forest Products: 0.41%
Wausau Paper Corporation			21,660	199,489

Telecommunication Services: 1.05%

Diversified Telecommunication Services: 1.05%
Cincinnati Bell Incorporated †			141,995	502,660

Total Common Stocks (Cost $40,912,304)				44,638,457

Investment Companies: 1.83%
Market Vectors Junior Gold Miners ETF			40,756	787,406
SPDR S&P Regional Banking ETF			3,513	93,551

Total Investment Companies (Cost $1,185,438)				880,957

		Expiration Date
Warrants: 0.10%

Health Care: 0.10%

Health Care Equipment & Supplies: 0.10%
EnteroMedics Incorporated †(a)(i)		05/14/2016	9,104	17,116
EnteroMedics Incorporated †(a)(i)		09/28/2016	16,376	34,001

Total Warrants (Cost $0)				51,117

Yield

Short-Term Investments: 5.57%

Investment Companies: 5.57%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		2,679,065	2,679,065

Total Short-Term Investments (Cost $2,679,065)				2,679,065

Total Investments in Securities
(Cost $44,776,807)*	100.29%	48,249,596
Other Assets and Liabilities, Net	(0.29)	(141,788)

Total Net Assets	100.00%	$48,107,808

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL CAP VALUE PORTFOLIO

†	Non-income earning security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $46,816,811 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,764,638
Gross unrealized depreciation	(8,331,853)

Net unrealized appreciation	$1,432,785

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	101

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.53%

Consumer Discretionary: 15.30%

Auto Components: 1.36%
Gentex Corporation	99,230	$2,212,822

Hotels, Restaurants & Leisure: 1.02%
Caribou Coffee Comapany Incorporated †	51,840	616,896
Life Time Fitness Incorporated †	24,260	1,039,784

		1,656,680

Household Durables: 0.78%
Ethan Allen Interiors Incorporated	56,800	1,278,568

Internet & Catalog Retail: 0.59%
CafePress Incorporated †	69,300	963,963

Leisure Equipment & Products: 0.74%
Brunswick Corporation	55,390	1,213,041

Media: 1.88%
Arbitron Incorporated	44,400	1,484,736
Lions Gate Entertainment Corporation †«	118,780	1,582,150

		3,066,886

Specialty Retail: 7.55%
Cabela’s Incorporated †	48,190	1,703,035
Chico’s FAS Incorporated	71,020	1,037,602
Dick’s Sporting Goods Incorporated	41,020	1,907,430
Express Incorporated †	89,960	1,664,260
Finish Line Incorporated Class A	79,220	1,633,516
GNC Holdings Incorporated Class A	52,120	2,008,184
rue21 Incorporated †	26,860	711,253
Sonic Automotive Incorporated	110,230	1,641,325

		12,306,605

Textiles, Apparel & Luxury Goods: 1.38%
Hanesbrands Incorporated †	80,440	2,241,058

Consumer Staples: 0.65%

Food & Staples Retailing: 0.65%
Chef’s Warehouse Incorporated †	55,980	1,066,419

Energy: 7.36%

Energy Equipment & Services: 2.27%
OYO Geospace Corporation †	10,850	1,006,772
Pacific Drilling SA †	102,400	870,400
Superior Energy Services Incorporated †	84,110	1,820,140

		3,697,312

Oil, Gas & Consumable Fuels: 5.09%
Ceres Incorporated †	65,664	692,755
Energy XXI (Bermuda) Limited	56,310	1,748,426
GasLog Limited †	85,260	788,655
Goodrich Petroleum Corporation †	83,000	1,225,910

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corporation †	49,930	$922,706
Midstates Petroleum Company Incorporated †	103,320	1,481,609
Rosetta Resources Incorporated †	37,050	1,433,465

		8,293,526

Financials: 10.69%

Capital Markets: 4.02%
Evercore Partners Incorporated Class A	76,970	1,901,929
LPL Investment Holdings Incorporated	59,950	1,941,181
Medley Capital Corporation	93,720	1,036,543
Stifel Financial Corporation †	52,430	1,666,750

		6,546,403

Commercial Banks: 2.48%
CapitalSource Incorporated	194,060	1,228,400
Signature Bank †	16,640	1,021,862
SVB Financial Group †	29,910	1,784,431

		4,034,693

Consumer Finance: 0.71%
DFC Global Corporation †	70,310	1,158,709

Diversified Financial Services: 2.11%
Encore Capital Group Incorporated †	55,605	1,347,865
New Mountain Finance Corporation	83,265	1,182,363
Walter Investment Management	47,610	901,257

		3,431,485

Insurance: 0.95%
Argo Group International Holdings Limited	55,650	1,557,087

Real Estate Management & Development: 0.42%
Ryland Group Incorporated	30,630	684,887

Health Care: 15.90%

Biotechnology: 1.99%
Alnylam Pharmaceuticals Incorporated †	99,880	1,022,771
Curis Incorporated †	247,670	1,159,096
Seattle Genetics Incorporated †«	54,510	1,061,855

		3,243,722

Health Care Equipment & Supplies: 6.16%
Cerus Corporation †	361,570	1,222,107
DexCom Incorporated †	101,230	1,088,223
Endologix Incorporated †	101,101	1,373,963
HeartWare International Incorporated †	16,290	1,325,517
Novadaq Technologies Incorporated †	105,000	630,000
NxStage Medical Incorporated †	96,100	1,459,759

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	103

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
Spectranetics Corporation †	118,090	$1,165,548
STAAR Surgical Company †	107,340	911,317
Tornier NV †	43,350	856,163

		10,032,597

Health Care Providers & Services: 2.92%
Acadia Healthcare Incorporated †	66,910	1,197,689
Capital Senior Living Corporation †	116,180	1,147,858
Catalyst Health Solutions Incorporated †	22,300	1,937,201
Ensign Group Incorporated	18,820	478,028

		4,760,776

Health Care Technology: 3.05%
Medidata Solutions Incorporated †	53,340	1,507,388
Omnicell Incorporated †	151,600	1,984,444
Vocera Communications Incorporated †	61,450	1,484,018

		4,975,850

Life Sciences Tools & Services: 0.84%
ICON plc ADR †	63,870	1,371,289

Pharmaceuticals: 0.94%
Salix Pharmaceuticals Limited †	29,420	1,524,250

Industrials: 18.26%

Aerospace & Defense: 0.78%
Esterline Technologies Corporation †	19,680	1,271,131

Air Freight & Logistics: 1.20%
Hub Group Incorporated Class A †	55,690	1,946,922

Airlines: 0.92%
Spirit Airlines Incorporated †	72,460	1,493,401

Building Products: 1.93%
AO Smith Corporation	39,470	1,821,935
Apogee Enterprises Incorporated	89,020	1,315,716

		3,137,651

Commercial Services & Supplies: 1.71%
ACCO Brands Corporation †	179,850	1,640,232
Copart Incorporated †	42,502	1,152,229

		2,792,461

Construction & Engineering: 0.89%
Shaw Group Incorporated †	57,040	1,448,816

Electrical Equipment: 0.73%
Sensata Technologies Holdings NV †	38,850	1,193,084

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Machinery: 1.53%
Actuant Corporation Class A	53,350	$1,396,170
Colfax Corporation †	38,890	1,101,754

		2,497,924

Professional Services: 1.52%
Insperity Incorporated	74,510	1,870,946
RPX Corporation †	44,860	597,984

		2,468,930

Road & Rail: 3.11%
Genesee & Wyoming Incorporated †	19,830	993,681
Hertz Global Holdings Incorporated †	85,750	1,167,058
Quality Distribution Incorporated †	94,670	1,005,395
Swift Transportation Company †	113,110	1,200,097
Werner Enterprises Incorporated	28,960	704,886

		5,071,117

Trading Companies & Distributors: 3.10%
Beacon Roofing Supply Incorporated †	65,710	1,632,894
Kaman Corporation Class A	29,450	861,413
MRC Global Incorporated †	65,040	1,350,230
MSC Industrial Direct Company	16,890	1,211,182

		5,055,719

Transportation Infrastructure: 0.84%
Wesco Aircraft Holdings Incorporated †	99,190	1,375,765

Information Technology: 25.92%

Communications Equipment: 1.84%
Aruba Networks Incorporated †	44,010	578,291
Procera Networks Incorporated †	48,090	1,005,081
Riverbed Technology Incorporated †	85,890	1,408,596

		2,991,968

Computers & Peripherals: 1.42%
Cray Incorporated †	105,660	1,128,449
Fusion-IO Incoporated †	56,470	1,179,094

		2,307,543

Electronic Equipment, Instruments & Components: 2.62%
Mercury Computer Systems Incorporated †	85,470	1,012,820
OSI Systems Incorporated †	36,710	2,342,832
Rofin-Sinar Technologies Incorporated †	46,360	920,246

		4,275,898

Internet Software & Services: 4.10%
Bankrate Incorporated †	91,440	1,589,227
Move Incorporated †	111,050	918,384

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	105

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Internet Software & Services (continued)
Perficient Incorporated †	103,010	$1,167,103
ValueClick Incorporated †	90,450	1,586,493
Vocus Incorporated †	88,400	1,425,892

		6,687,099

IT Services: 2.42%
Fleetcor Technologies Incorporated †	44,300	1,678,970
Interxion Holding NV †	103,810	1,719,094
ServiceSource International Incorporated †	45,430	545,160

		3,943,224

Semiconductors & Semiconductor Equipment: 3.73%
Cirrus Logic Incorporated †	77,090	2,214,025
Invensense Incorporated †	33,080	328,815
Microsemi Corporation †	82,040	1,448,826
PMC-Sierra Incorporated †	182,130	1,161,989
Silicon Laboratories Incorporated †	27,020	933,001

		6,086,656

Software: 9.79%
Bottomline Technologies Incorporated †	60,760	1,086,389
Broadsoft Incorporated †	27,010	737,643
Cadence Design Systems Incorporated †	180,660	1,842,732
Concur Technologies Incorporated †	18,582	1,149,297
Envivio Incorporated †	98,950	830,191
Parametric Technology Corporation †	96,270	1,944,654
Realpage Incorporated †	65,340	1,166,319
Sourcefire Incorporated †	21,160	1,167,186
SS&C Technologies Holdings †	106,730	2,516,693
Synchronoss Technologies Incorporated †	61,280	1,097,525
Tangoe Incorporated †	67,930	1,311,728
Ultimate Software Group Incorporated †	13,720	1,102,128

		15,952,485

Materials: 3.45%

Chemicals: 2.96%
Calgon Carbon Corporation †	111,300	1,488,081
GSE Holding Incorporated †	69,390	756,351
Methanex Corporation	44,580	1,246,903
Olin Corporation	69,470	1,331,740

		4,823,075

Metals & Mining: 0.49%
Steel Dynamics Incorporated	76,190	803,043

Total Common Stocks (Cost $148,919,020)		158,942,540

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY GROWTH PORTFOLIO

Security Name		Principal	Value

Other: 0.79%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$1,757,617	$474,556
VFNC Corporation, Pass-Through Entity, 0.24% (a)(i)(v)±144A		1,930,464	810,795

Total Other (Cost $444,169)			1,285,351

	Yield	Shares
Short-Term Investments: 2.32%

Investment Companies: 2.32%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	3,215,851	3,215,851
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	565,681	565,681

Total Short-Term Investments (Cost $3,781,532)			3,781,532

Total Investments in Securities
(Cost $153,144,721)*	100.64%	164,009,423
Other Assets and Liabilities, Net	(0.64)	(1,049,962)

Total Net Assets	100.00%	$162,959,461

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $155,673,062 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,742,563
Gross unrealized depreciation	(14,406,202)

Net unrealized appreciation	$8,336,361

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	107

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.79%

Consumer Discretionary: 15.77%

Auto Components: 0.96%
Dana Holding Corporation †	143,900	$1,916,748

Automobiles: 1.25%
Thor Industries Incorporated «	80,910	2,487,983

Distributors: 0.89%
Core Mark Holding Company Incorporated	40,580	1,764,824

Hotels, Restaurants & Leisure: 2.46%
Ameristar Casinos Incorporated «	146,820	2,745,534
Ruby Tuesday Incorporated †«	301,260	2,163,047

		4,908,581

Household Durables: 1.07%
American Greetings Corporation Class A «	151,900	2,131,157

Leisure Equipment & Products: 0.69%
Arctic Cat Incorporated †«	38,100	1,377,696

Media: 0.98%
Cinemark Holdings Incorporated «	84,230	1,942,344

Specialty Retail: 5.44%
Aeropostale Incorporated †	168,200	3,111,700
Asbury Automotive Group Incorporated †«	105,060	2,808,254
Bebe Stores Incorporated	236,000	1,505,680
Children’s Place Retail Stores Incorporated †«	29,940	1,376,342
Rent-A-Center Incorporated «	60,380	2,032,995

		10,834,971

Textiles, Apparel & Luxury Goods: 2.03%
G-III Apparel Group Limited †	61,200	1,512,252
Hanesbrands Incorporated †	91,130	2,538,875

		4,051,127

Consumer Staples: 1.55%

Food & Staples Retailing: 0.83%
Roundy’s Parent Company Incorporated †«	154,190	1,663,710

Food Products: 0.72%
Post Holdings Incorporated †	47,610	1,431,633

Energy: 4.94%

Energy Equipment & Services: 2.46%
Helix Energy Solutions Group Incorporated †«	111,950	1,917,704

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services (continued)
Hercules Offshore Incorporated †«	441,330	$1,460,802
Hornbeck Offshore †«	45,840	1,530,598

		4,909,104

Oil, Gas & Consumable Fuels: 2.48%
Berry Petroleum Company Class A «	43,060	1,675,465
Northern Oil & Gas Incorporated †«	85,700	1,536,601
Rex Energy Corporation †	171,700	1,727,302

		4,939,368

Financials: 35.75%

Capital Markets: 1.08%
Stifel Financial Corporation †«	67,370	2,141,692

Commercial Banks: 12.28%
Associated Banc-Corporation «	161,910	2,049,781
City National Corporation «	46,300	2,300,184
FirstMerit Corporation «	134,100	2,132,190
Home Bancshares Incorporated «	81,760	2,299,909
MB Financial Incorporated «	95,530	1,940,214
Pacwest Bancorp «	95,560	2,179,724
SVB Financial Group †	43,930	2,620,864
Umpqua Holdings Corporation «	165,410	2,122,210
Webster Financial Corporation «	103,700	2,101,999
Western Alliance Bancorp †«	277,100	2,416,312
Wintrust Financial Corporation «	67,760	2,304,518

		24,467,905

Diversified Financial Services: 1.62%
Greenhill & Company Incorporated «	50,300	1,753,961
Portfolio Recovery Associates Incorporated †«	21,450	1,482,410

		3,236,371

Insurance: 6.65%
Amtrust Financial Services Incorporated «	82,870	2,382,513
Employers Holdings Incorporated «	160,120	2,706,028
Meadowbrook Insurance Group Incorporated	115,580	1,027,506
Primerica Incorporated	62,900	1,514,003
Selective Insurance Group Incorporated «	112,730	1,905,137
The Navigators Group Incorporated †«	33,520	1,624,044
United Fire Group Incorporated	98,660	2,096,525

		13,255,756

REITs: 11.87%
Associated Estates Realty Corporation	111,870	1,768,665
Campus Crest Communities Incorporated «	191,650	2,065,987
CBL & Associates Properties Incorporated «	126,800	2,213,928
Corporate Office Properties Trust «	88,110	1,939,301

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	109

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

REITs (continued)
Cousins Properties Incorporated	266,249	$1,927,643
DuPont Fabros Technology Incorporated «	79,290	2,021,102
First Potomac Realty Trust «	169,350	2,032,200
LaSalle Hotel Properties «	75,720	2,088,358
Pebblebrook Hotel Trust	93,320	2,048,374
Redwood Trust Incorporated	113,270	1,371,700
Sabra Health Care REIT Incorporated	140,723	2,023,597
Sunstone Hotel Investors Incorporated †	214,300	2,145,143

		23,645,998

Thrifts & Mortgage Finance: 2.25%
BankUnited Incorporated	99,100	2,337,769
Washington Federal Incorporated «	131,310	2,154,797

		4,492,566

Health Care: 5.14%

Health Care Equipment & Supplies: 1.15%
Alere Incorporated †	124,210	2,281,738

Health Care Providers & Services: 2.95%
Ensign Group Incorporated	67,900	1,724,660
Lifepoint Hospitals Incorporated †«	55,980	2,061,184
MModal Incorporated †	166,930	2,098,310

		5,884,154

Health Care Technology: 1.04%
Medassets Incorporated †	182,730	2,068,504

Industrials: 10.55%

Aerospace & Defense: 1.59%
AAR Corporation †«	132,300	1,594,215
Alliant Techsystems Incorporated	32,200	1,576,190

		3,170,405

Air Freight & Logistics: 1.63%
Air Transport Services Group †	252,870	1,282,051
Atlas Air Worldwide Holdings Incorporated †«	43,300	1,966,686

		3,248,737

Construction & Engineering: 1.58%
Great Lakes Dredge & Dock Company «	309,490	2,011,685
Tutor Prini Corporation †	101,230	1,137,825

		3,149,510

Electrical Equipment: 0.67%
GrafTech International Limited †	123,840	1,321,373

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Machinery: 3.72%
Briggs & Stratton Corporation «	115,680	$1,954,992
Douglas Dynamics Incorporated «	115,450	1,475,451
Kadant Incorporated †	44,430	1,008,561
Titan International Incorporated «	69,660	1,560,384
Wabash National Corporation †«	202,370	1,408,495

		7,407,883

Transportation Infrastructure: 1.36%
Alexander & Baldwin Incorporated «	53,200	2,714,264

Information Technology: 13.16%

Communications Equipment: 0.84%
Black Box Corporation	75,170	1,682,305

Computers & Peripherals: 0.71%
Lexmark International Incorporated «	56,580	1,415,066

Electronic Equipment, Instruments & Components: 2.90%
Aeroflex Holding Corporation †«	169,700	1,097,959
Benchmark Electronics Incorporated †	125,730	1,702,384
Multi-Fineline Electronix Incorporated †«	52,980	1,312,315
Synnex Corporation †«	49,960	1,666,166

		5,778,824

Internet Software & Services: 1.45%
EarthLink Incorporated	357,000	2,880,990

IT Services: 2.43%
CACI International Incorporated Class A †«	27,190	1,163,732
CSG Systems International Incorporated †«	109,350	1,804,275
TNS Incorporated †«	104,620	1,870,606

		4,838,613

Semiconductors & Semiconductor Equipment: 4.83%
Fairchild Semiconductor International Incorporated †«	169,570	2,240,020
Integrated Silicon Solution Incorporated †«	176,690	1,653,818
Kulicke & Soffa Industries Incorporated †«	238,240	2,506,285
MagnaChip Semiconductor Corporation †	144,450	1,375,164
Omnivision Technologies Incorporated †«	114,700	1,855,846

		9,631,133

Materials: 6.20%

Chemicals: 3.83%
Cytec Industries Incorporated «	43,630	2,637,870
Ferro Corporation †«	351,640	1,561,282
Kraton Performance Polymers Incorporated †	93,840	1,793,282
Zep Incorporated	116,200	1,629,124

		7,621,558

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	111

SMALL COMPANY VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining: 2.37%
A.M. Castle & Company †«		83,090	$911,497
Horsehead Holding Corporation †		190,800	1,690,488
Suncoke Energy Incorporated †«		151,400	2,125,656

			4,727,641

Telecommunication Services: 1.30%

Diversified Telecommunication Services: 1.30%
Iridium Communications Incorporated †«		305,280	2,591,827

Utilities: 2.43%

Electric Utilities: 1.98%
Great Plains Energy Incorporated «		95,900	1,910,328
Portland General Electric Company		80,980	2,036,647

			3,946,975

Independent Power Producers & Energy Traders: 0.45%
Genon Energy Incorporated †		524,353	901,887

Total Common Stocks (Cost $187,953,484)			192,862,921

		Principal
Other: 0.45%
Gryphon Funding Limited, Pass-Through Entity (v)(a)(i)		$1,230,519	332,240
VFNC Corporation, Pass-Through Entity, 0.24% (v)(a)(i)±144A		1,351,530	567,643

Total Other (Cost $310,966)			899,883

	Yield	Shares
Short-Term Investments: 41.51%

Investment Companies: 41.51%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	4,167,616	4,167,616
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	78,551,448	78,551,448

Total Short-Term Investments (Cost $82,719,064)			82,719,064

Total Investments in Securities
(Cost $270,983,514)*	138.75%	276,481,868
Other Assets and Liabilities, Net	(38.75)	(77,219,442)

Total Net Assets	100.00%	$199,262,426

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

SMALL COMPANY VALUE PORTFOLIO

†	Non-income earning security.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited

±	Variable rate investment.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $277,478,898 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,188,892
Gross unrealized depreciation	(24,185,922)

Net unrealized depreciation	$(997,030)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	113

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities: 98.59%
TIPS	0.13%	04/15/2016	$3,584,516	$3,755,339
TIPS	0.13	01/15/2022	1,692,144	1,803,455
TIPS	0.50	04/15/2015	2,783,198	2,905,397
TIPS	0.63	07/15/2021	3,714,021	4,170,441
TIPS	0.75	02/15/2042	766,280	820,338
TIPS	1.13	01/15/2021	4,162,069	4,835,803
TIPS	1.25	04/15/2014	1,863,878	1,937,704
TIPS	1.25	07/15/2020	3,501,795	4,109,958
TIPS	1.38	07/15/2018	1,946,223	2,245,455
TIPS «	1.38	01/15/2020	2,216,508	2,604,224
TIPS	1.63	01/15/2015	2,101,855	2,249,807
TIPS	1.63	01/15/2018	1,182,276	1,362,942
TIPS	1.75	01/15/2028	1,707,732	2,171,755
TIPS	1.88	07/15/2013	2,790,777	2,881,042
TIPS	1.88	07/15/2015	1,827,528	2,003,284
TIPS	1.88	07/15/2019	1,697,046	2,054,090
TIPS	2.00	01/15/2014	2,836,073	2,967,905
TIPS	2.00	07/15/2014	2,433,320	2,598,139
TIPS	2.00	01/15/2016	2,056,754	2,294,406
TIPS	2.00	01/15/2026	2,235,854	2,894,382
TIPS	2.13	01/15/2019	1,661,004	2,012,930
TIPS	2.13	02/15/2040	1,183,082	1,712,696
TIPS	2.13	02/15/2041	1,989,756	2,896,183
TIPS	2.38	01/15/2017	2,274,440	2,648,478
TIPS	2.38	01/15/2025	3,011,234	4,019,762
TIPS	2.38	01/15/2027	1,796,808	2,446,465
TIPS	2.50	07/15/2016	2,407,472	2,781,571
TIPS	2.50	01/15/2029	1,442,030	2,032,135
TIPS	2.63	07/15/2017	1,316,771	1,576,628
TIPS	3.38	04/15/2032	633,100	1,038,086
TIPS	3.63	04/15/2028	1,800,771	2,820,036
TIPS	3.88	04/15/2029	2,211,154	3,623,359

Total U.S. Treasury Securities (Cost $71,793,509)				82,274,195

Other: 0.92%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			566,855	153,051
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)±144A			1,469,439	617,164

Total Other (Cost $240,015)				770,215

	Yield		Shares
Short-Term Investments: 2.24%

Investment Companies: 2.24%
Wells Fargo Advantage Government Money Market Fund, Institutional Class (l)(u)	0.01		307,836	307,836
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		1,559,985	1,559,985

Total Short-Term Investments (Cost $1,867,821)				1,867,821

Total Investments in Securities
(Cost $73,901,345)*	101.75%	84,912,231
Other Assets and Liabilities, Net	(1.75)	(1,462,921)

Total Net Assets	100.00%	$83,449,310

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

INFLATION-PROTECTED BOND PORTFOLIO

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $74,256,288 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,010,886
Gross unrealized depreciation	(354,943)

Net unrealized appreciation	$10,655,943

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	115

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 30.30%
FGLMC (a)	3.50%	06/01/2032	$1,450,000	$1,541,205
FGLMC (a)	3.50	06/01/2032	1,450,000	1,525,835
FGLMC (a)	3.50	07/01/2032	1,400,000	1,472,800
FHLMC Multifamily Structured Pass-Through Securities Series K701 ±	3.88	11/25/2017	1,200,000	1,329,607
FHLMC Series 2416 Class PE	6.00	10/15/2021	250,194	252,931
FHLMC Structured Pass-Through Securities Series T-20 Class A6	6.56	09/25/2029	306,968	324,184
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,633,111	1,939,536
FNMA	3.50	03/01/2032	1,408,751	1,493,482
FNMA %%	3.50	06/15/2042	875,000	918,750
FNMA	5.00	09/01/2033	1,036,123	1,124,431
FNMA	5.50	02/01/2036	3,003,050	3,235,536
FNMA %%	5.50	06/01/2041	1,500,000	1,635,000
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	359,274	407,576
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	1,590,055	1,794,785
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,199,493	2,459,687
FNMA Series 1988-5 Class Z	9.20	03/25/2018	754	758
FNMA Series 2002-90 Class A2	6.50	11/25/2042	687,736	799,600
FNMA Series 2003-86 Class PT	4.50	09/25/2018	990,406	1,069,099
FNMA Series 2003-97 Class CA	5.00	10/25/2018	1,765,117	1,920,054
FNMA Series 2003-W4 Class 3A ±	6.84	10/25/2042	632,404	743,926
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	335,054	405,062
FNMA Series 2006-M2 Class A2F ±	5.26	05/25/2020	3,225,000	3,689,729
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	3,117,304	3,563,482
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	1,869,488	2,124,198
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	875,848	1,038,370
GNMA	6.50	10/15/2023	80,713	93,363
GNMA	6.50	11/15/2023	32,231	37,071
GNMA	6.50	11/15/2023	40,805	47,200
GNMA	6.50	12/15/2023	46,646	53,869
GNMA	6.50	01/15/2024	90,009	103,665
GNMA	7.00	08/15/2027	201,553	233,087
SBA Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	68,360	69,858
SBA Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,548,138	1,739,522
SBA Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	757,813	860,896
SBA Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,389,288	1,581,069
U.S. Department of Housing & Urban Development Series 04-A	5.08	08/01/2013	1,300,000	1,372,937

Total Agency Securities (Cost $39,795,824)				43,002,160

Asset-Backed Securities: 4.37%
Countrywide Asset Backed Certificates Series 2007-S2 Class A6 ±	5.78	05/25/2037	915,814	740,556
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN ±	0.46	08/25/2035	248,032	157,326
Green Tree Financial Corporation Series 1997-7 Class A8 ±	6.86	07/15/2029	382,942	399,904
GSAMP Trust Series 2005-SEA1 Class A ±144A	0.58	01/25/2035	167,565	161,944
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.51	01/20/2035	1,581,653	1,475,824
KeyCorp Student Loan Trust Series 1999-B Class CTFS ±	1.19	11/25/2036	1,800,000	1,419,467
RAAC Series 2007-RP4 Class A ±144A	0.59	11/25/2046	1,681,535	854,408
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A ±144A	0.37	07/25/2037	1,273,603	993,398

Total Asset-Backed Securities (Cost $8,035,829)				6,202,827

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 30.75%

Consumer Discretionary: 2.95%

Diversified Consumer Services: 1.63%
Dartmouth College	4.75%	06/01/2019	$600,000	$720,546
Massachusetts Institute of Technology	7.25	11/02/2096	500,000	817,375
Pepperdine University	5.45	08/01/2019	600,000	713,562
Stewart Enterprises Incorporated	6.50	04/15/2019	60,000	61,500

				2,312,983

Media: 1.32%
DIRECTV Holdings LLC	2.40	03/15/2017	400,000	401,215
Lamar Media Corporation	6.63	08/15/2015	545,000	551,813
Pearson Dollar Finance Two plc 144A	6.25	05/06/2018	325,000	388,438
Time Warner Cable Incorporated	6.20	07/01/2013	500,000	527,844

				1,869,310

Consumer Staples: 3.31%

Beverages: 0.28%
Pepsico Incorporated	2.75	03/05/2022	400,000	401,695

Food & Staples Retailing: 0.80%
SABMiller Holdings Incorporated 144A	3.75	01/15/2022	500,000	530,240
Wal-Mart Stores Incorporated	5.80	02/15/2018	500,000	609,527

				1,139,767

Food Products: 1.91%
Cargill Incorporated 144A	4.31	05/14/2021	853,000	946,921
Kellogg Company	4.00	12/15/2020	500,000	542,861
Kraft Foods Incorporated 144A	3.50	06/06/2022	300,000	306,876
McCormick & Company Incorporated	5.75	12/15/2017	750,000	905,999

				2,702,657

Household Products: 0.32%
Procter & Gamble Company	1.45	08/15/2016	450,000	459,939

Energy: 1.86%

Oil, Gas & Consumable Fuels: 1.86%
Apache Corporation	3.25	04/15/2022	250,000	260,708
ConocoPhillips	4.60	01/15/2015	500,000	548,341
Devon Energy Corporation	1.88	05/15/2017	300,000	299,336
EQT Corporation	8.13	06/01/2019	650,000	778,317
Phillips 66 144A	2.95	05/01/2017	390,000	397,635
Total Capital International SA	1.50	02/17/2017	350,000	351,394

				2,635,731

Financials: 14.44%

Capital Markets: 1.14%
Bank of New York Mellon Corporation	2.30	07/28/2016	250,000	258,501
Charles Schwab Corporation	6.38	09/01/2017	500,000	596,132
Goldman Sachs Capital II ±	5.79	06/01/2043	115,000	75,900
Goldman Sachs Group Incorporated	5.75	01/24/2022	200,000	205,342
Morgan Stanley	4.10	01/26/2015	500,000	488,267

				1,624,142

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	117

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks: 4.98%
Branch Banking & Trust Capital Trust IV ±	6.82%	06/12/2057	$500,000	$502,500
Chase Capital VI ±	1.09	08/01/2028	1,000,000	760,042
Colonial Bank NA (s)	6.38	12/01/2015	1,978,000	198
CoreStates Capital Trust II ±144A	1.12	01/15/2027	750,000	597,744
HSBC Capital Funding LP ±144A	4.61	12/31/2049	600,000	552,943
Manufacturers & Traders Trust Company ±	5.59	12/28/2020	758,000	750,104
National Capital Commerce Incorporated ±(i)	1.45	04/01/2027	400,000	275,086
National City Bank ±	0.84	06/07/2017	500,000	465,116
NTC Capital Trust Series A ±	0.99	01/15/2027	450,000	376,518
Regions Financial Corporation	5.75	06/15/2015	760,000	798,000
TCF National Bank ±	2.10	06/15/2014	1,375,000	1,342,316
UBS Preferred Funding Trust V Series 1 ±	6.24	05/29/2049	700,000	642,600

				7,063,167

Diversified Financial Services: 3.32%
ABB Treasury Center USA Incorporated 144A	4.00	06/15/2021	510,000	553,037
Citigroup Incorporated	6.13	11/21/2017	1,185,000	1,282,535
Deutsche Bank Capital Funding Trust VII ±144A	5.63	12/31/2049	500,000	402,500
General Electric Capital Corporation ±	0.85	05/05/2026	1,450,000	1,190,859
Toll Road Investment Partnership II LP 144A¤	0.00	02/15/2015	1,500,000	1,286,781

				4,715,712

Insurance: 2.12%
Aegon NV	4.75	06/01/2013	520,000	536,148
Metropolitan Life Global Funding I 144A	5.13	06/10/2014	475,000	511,334
Minnesota Life Insurance Company 144A	8.25	09/15/2025	650,000	840,526
New York Life Global Funding 144A	5.38	09/15/2013	500,000	528,514
NLV Financial Corporation 144A	7.50	08/15/2033	565,000	586,518

				3,003,040

REITs: 2.88%
Boston Properties LP	3.70	11/15/2018	180,000	188,062
Duke Realty LP	6.75	03/15/2020	750,000	891,052
ERP Operation LP	4.63	12/15/2021	470,000	512,760
Liberty Property LP	6.63	10/01/2017	400,000	464,154
Potlatch Corporation	7.50	11/01/2019	160,000	169,600
Realty Income Corporation	5.50	11/15/2015	500,000	539,791
Simon Property Group LP	2.15	09/15/2017	500,000	498,456
Simon Property Group LP	6.75	05/15/2014	500,000	545,089
UDR Incorporated	4.63	01/10/2022	260,000	277,377

				4,086,341

Health Care: 0.88%

Health Care Providers & Services: 0.45%
Roche Holdings Incorporated 144A	6.00	03/01/2019	500,000	629,077

Pharmaceuticals: 0.43%
Schering-Plough Corporation	6.00	09/15/2017	500,000	614,833

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Industrials: 2.76%

Aerospace & Defense: 0.89%
BAE Systems plc 144A	4.75%	10/11/2021	$470,000	$510,623
Lockheed Martin Corporation	4.25	11/15/2019	500,000	562,348
United Technologies Corporation	3.10	06/01/2022	180,000	187,068

				1,260,039

Commercial Services & Supplies: 1.00%
Ace Hardware Corporation 144A	9.13	06/01/2016	350,000	365,971
Black & Decker «	5.75	11/15/2016	825,000	963,122
Iron Mountain Incorporated	8.75	07/15/2018	85,000	87,763

				1,416,856

Road & Rail: 0.58%
Burlington Northern Santa Fe LLC	5.65	05/01/2017	200,000	234,741
Ryder System Incorporated Series MTN	3.15	03/02/2015	565,000	584,568

				819,309

Transportation Infrastructure: 0.29%
Vessel Management Service	3.43	08/15/2036	416,000	417,718

Information Technology: 0.87%

Electronic Equipment, Instruments & Components: 0.21%
Jabil Circuit Incorporated	8.25	03/15/2018	250,000	290,000

IT Services: 0.47%
Fiserv Incorporated	3.13	10/01/2015	500,000	519,654
SunGard Data Systems Incorporated	4.88	01/15/2014	150,000	153,375

				673,029

Semiconductors & Semiconductor Equipment: 0.19%
Intel Corporation	1.95	10/01/2016	260,000	269,168

Materials: 1.43%

Chemicals: 0.56%
Valspar Corporation	5.10	08/01/2015	750,000	799,571

Metals & Mining: 0.87%
Century Aluminum Company	8.00	05/15/2014	301,750	300,996
International Steel Group	6.50	04/15/2014	100,000	106,724
Rio Tinto Finance USA Limited	3.75	09/20/2021	370,000	395,755
Steel Dynamics Incorporated	6.75	04/01/2015	185,000	187,313
Teck Resources Limited Company	3.00	03/01/2019	240,000	236,244

				1,227,032

Telecommunication Services: 0.23%

Diversified Telecommunication Services: 0.23%
AT&T Incorporated	1.60	02/15/2017	330,000	331,309

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	119

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 2.02%

Electric Utilities: 2.02%
Carolina Power & Light Company	2.80%	05/15/2022	$400,000	$408,379
Connecticut Light & Power	5.38	03/01/2017	1,000,000	1,156,149
Great River Energy 144A	5.83	07/01/2017	821,537	879,685
Otter Tail Corporation (i)	9.00	12/15/2016	350,000	378,000
Wisconsin Electric Power Company	2.95	09/15/2021	50,000	52,402
				2,874,615

Total Corporate Bonds and Notes (Cost $43,028,046)				43,637,040

Municipal Obligations: 10.27%

Arizona: 0.68%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38	07/01/2019	800,000	966,912

California: 0.76%
California State Build America Bonds Taxable Various Purpose (GO)	7.50	04/01/2034	850,000	1,079,755

Georgia: 1.26%
Cherokee County GA School System Build America Bonds (Tax Revenue, State Aid Withholding Insured)	5.87	08/01/2028	1,500,000	1,794,870

Illinois: 0.73%
Loyola University Illinois Series C (Education Revenue)	4.80	07/01/2013	1,000,000	1,030,930

Indiana: 0.46%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue, GNMA/FNMA Insured)	5.51	01/01/2039	620,000	649,202

Kentucky: 0.37%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	430,000	442,805
Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	85,000	85,692

				528,497

Massachusetts: 0.68%
Boston MA Series C (Tax Revenue)	4.40	04/01/2026	400,000	443,484
Massachusetts State Build America Bonds Consolidated Loan Series E (Tax Revenue)	5.46	12/01/2039	400,000	516,468

				959,952

Minnesota: 0.34%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	490,000	491,377

Missouri: 0.49%
Missouri Higher Education Loan Authority Notes Class A-1 (Education Revenue) ±	1.34	08/27/2029	690,009	692,328

New Hampshire: 0.60%
New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	835,000	855,641

New Jersey: 0.93%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12/01/2025	1,030,000	1,314,671

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

North Carolina: 0.97%
Duke University North Carolina Series A (Education Revenue, GO of University Insured)	5.85%	04/01/2037	$1,000,000	$1,371,320

Ohio: 0.64%
Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	875,000	913,955

West Virginia: 0.73%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	03/01/2035	1,000,000	1,031,930

Wisconsin: 0.63%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	09/01/2037	885,000	889,452

Total Municipal Obligations (Cost $13,288,807)				14,570,792

Non-Agency Mortgage Backed Securities: 13.67%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1 ±	1.55	08/25/2035	1,049,543	665,162
Countrywide Home Loans Series 2005-R3 Class AF ±144A	0.64	09/25/2035	1,604,425	1,330,087
Countrywide Home Loans Series 2006-OA5 Class 1A1 ±	0.44	04/25/2046	1,541,346	884,462
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1 ±	2.72	06/25/2034	1,009,307	962,136
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	1,938,020	2,013,159
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A ±	0.58	01/19/2035	41,171	27,096
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB ±	5.87	04/15/2045	1,971,022	2,085,284
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	15,888	17,314
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2 ±	5.76	08/12/2043	1,478,594	1,543,959
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1 ±144A	6.50	10/25/2034	1,586,638	1,558,661
Sequoia Mortgage Trust Series 10 Class 1A ±	1.04	10/20/2027	703,424	646,160
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±(a)144A	0.52	05/25/2047	2,711,780	1,350,195
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4 ±	4.85	10/15/2041	1,475,000	1,585,662
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1 ±144A	5.93	03/23/2045	2,100,615	2,133,657
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.47	04/25/2045	809,560	645,329
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A ±	1.15	02/25/2046	1,821,917	1,392,017
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA ±	1.12	06/25/2046	1,389,625	552,894

Total Non-Agency Mortgage Backed Securities (Cost $23,291,127)				19,393,234

Term Loans: 0.25%
RMK Acquisition Corporation (Aramark) 1st Lien	0.15	01/27/2014	26,337	26,111
RMK Acquisition Corporation (Aramark) 1st Lien	2.34	01/27/2014	326,927	324,122

Total Term Loans (Cost $353,264)				350,233

U.S. Treasury Securities: 8.03%
TIPS	0.13	01/15/2022	296,885	316,414
TIPS	0.75	02/15/2042	1,497,037	1,602,648
TIPS	1.13	01/15/2021	137,338	159,569

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	121

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.75%	08/15/2041	$975,000	$1,200,621
U.S. Treasury Bond	3.88	08/15/2040	1,375,000	1,728,848
U.S. Treasury Bond	4.25	11/15/2040	2,105,000	2,812,478
U.S. Treasury Bond	4.75	02/15/2041	200,000	288,500
U.S. Treasury Note	2.00	02/15/2022	3,000,000	3,124,218
U.S. Treasury Note	2.13	08/15/2021	150,000	158,672

Total U.S. Treasury Securities (Cost $9,630,141)				11,391,968

Yankee Corporate Bonds and Notes: 1.98%

Energy: 0.85%

Energy Equipment & Services: 0.29%
Ensco plc	4.70	03/15/2021	200,000	217,521
Weatherford International Limited	4.50	04/15/2022	190,000	196,899

				414,420

Oil, Gas & Consumable Fuels: 0.56%
BP Capital Markets plc	3.63	05/08/2014	750,000	785,147

Financials: 0.85%

Commercial Banks: 0.44%
Rabobank Nederland NV ±144A	11.00	12/29/2049	500,000	623,750

Diversified Financial Services: 0.41%
Siemens Financieringsmaatschappij NV 144A	5.75	10/17/2016	500,000	585,530

Health Care: 0.28%

Pharmaceuticals: 0.28%
Glaxosmithkline Capital plc	1.50	05/08/2017	400,000	400,715

Total Yankee Corporate Bonds and Notes (Cost $2,697,035)				2,809,562

Other: 0.26%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			275,989	74,517
VFNC Corporation, Pass-Through Entity, 0.24% ±(a)144A(i)(v)			715,436	300,483

Total Other (Cost $116,858)				375,000

	Yield		Shares
Short-Term Investments: 5.17%

Investment Companies: 5.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.10		6,854,184	6,854,184
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		479,392	479,392

Total Short-Term Investments (Cost $7,333,576)				7,333,576

Total Investments in Securities
(Cost $147,570,507)*	105.05%	149,066,392
Other Assets and Liabilities, Net	(5.05)	(7,163,097)

Total Net Assets	100.00%	$141,903,295

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

MANAGED FIXED INCOME PORTFOLIO

±	Variable rate investment

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

%%	Security issued on a when-issued (TBA) basis

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(s)	Security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on this security.

(i)	Illiquid security for which the designation as illiquid is unaudited

¤	Security issued in zero coupon form with no periodic interest payments.

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $148,106,435 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,478,551
Gross unrealized depreciation	(9,518,594)

Net unrealized appreciation	$959,957

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	123

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 36.62%
FHLMC	6.00%	07/01/2017	$113,676	$122,894
FHLMC	7.50	07/17/2017	120,890	122,276
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	588,517	703,407
FHLMC Structured Pass-Through Securities Series T-54 Class 4A ±	3.23	02/25/2043	670,460	669,098
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	970,017	1,104,449
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	787,197	908,194
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	959,452	1,139,477
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1 ±	1.36	02/25/2045	594,551	576,849
FNMA ±	1.36	10/01/2034	398,533	402,964
FNMA ±	1.36	04/01/2044	287,783	290,934
FNMA ±	1.36	10/01/2044	390,921	395,402
FNMA ±	1.75	09/01/2033	237,043	241,520
FNMA	1.75	08/10/2012	400,000	401,226
FNMA ±	1.76	04/01/2037	325,079	339,705
FNMA ±	1.78	10/01/2033	612,778	630,137
FNMA ±	2.16	06/01/2033	464,967	489,565
FNMA ±	2.17	12/01/2033	372,198	390,561
FNMA ±	2.21	08/01/2035	488,450	510,611
FNMA ±	2.24	07/01/2035	337,179	355,221
FNMA ±	2.31	06/01/2033	319,611	338,845
FNMA ±	2.37	01/01/2036	324,665	342,712
FNMA ±	2.47	04/01/2034	567,380	587,127
FNMA ±	3.07	07/01/2017	45,381	46,272
FNMA	5.50	02/01/2017	234,296	254,820
FNMA	6.50	12/01/2015	83,757	87,071
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	202,698	242,251
FNMA Series 2002-90 Class A2	6.50	11/25/2042	210,235	244,431
FNMA Series 2003-W4 Class 3A ±	6.84	10/25/2042	528,409	621,591
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	415,461	479,685
FNMA Series 2007-88 Class HC ±	3.30	09/25/2037	514,437	518,772
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	217,508	260,706

Total Agency Securities (Cost $13,077,250)				13,818,773

Asset-Backed Securities: 14.76%
Ally Auto Receivables Trust Series 2011-2 Class A3	1.18	04/15/2015	200,000	200,883
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	56,352	56,367
Ally Auto Receivables Trust Series 2011-5 Class A3	0.99	11/15/2015	125,000	125,546
Americredit Automobile Receivables Trust Series 2011-3 Class A2	0.84	11/10/2014	100,373	100,481
Americredit Automobile Receivables Trust Series 2011-4 Class A2	0.92	03/09/2015	88,890	89,035
Americredit Automobile Receivables Trust Series 2011-5 Class A2	1.19	08/08/2015	121,405	121,824
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	80,831	80,880
CNH Equipment Trust Series2011-B Class A2	0.71	12/15/2014	162,022	162,039
Ford Credit Auto Lease Trust Series 2011-B Class A2	0.82	01/15/2014	200,000	200,132
Ford Credit Auto Owner Trust Series 2011-B Class A3	0.84	06/15/2015	100,000	100,192
GE Equipment Mid Ticket LLC Series 2011-1 Class A2	0.72	05/22/2014	175,000	175,010
GE Equipment Small Ticket LLC Series 2011-2A Class A2 144A	1.14	06/23/2014	100,000	100,159
GE Equipment Small Ticket LLC Series 2012-A Class A2 144A	0.85	11/21/2014	175,000	175,055
GSAMP Trust Series 2005-SEA2 Class A1 ±	0.59	01/25/2045	543,682	481,779
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF ±144A	0.59	03/25/2035	386,701	316,082
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF ±144A	0.59	09/25/2035	401,354	314,509

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1 ±	0.51%	01/20/2035	$557,533	$520,228
Honda Auto Receivables Owner Trust Series 2011-3 Class A2	0.67	04/21/2014	150,000	150,096
Household Home Equity Loan Trust Series 2006-1 Class A1 ±	0.40	01/20/2036	782,212	718,136
Huntington Auto Trust Series 2011-1A Class A3 144A	1.01	01/15/2016	175,000	175,612
Mercedes-Benz Auto Lease Trust Series 2011-B Class A2 144A	0.90	01/15/2014	144,789	145,044
Mercedes-Benz Auto Receivables Series 2011-1 Class A3	0.85	03/16/2015	125,000	125,255
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A ±	0.76	04/25/2016	42,956	40,991
Santander Drive Auto Receivables Trust Series 2011-2 Class A2	1.04	04/15/2014	122,093	122,183
Santander Drive Auto Receivables Trust Series 2011-3 Class A2	1.11	08/15/2014	85,322	85,479
Santander Drive Auto Receivables Trust Series 2011-4 Class A2	1.37	03/16/2015	187,034	187,770
SBI Heloc Trust Series 2005-HE1 Class 1A ±144A	0.43	11/25/2035	392,258	357,069
US Education Loan Trust LLC Series 2007-1A Class A2 ±144A	0.82	09/01/2019	41,228	41,225
Volkswagen Auto Lease Trust Series 2011-A Class A2	1.00	02/20/2014	100,000	100,124

Total Asset-Backed Securities (Cost $5,921,339)				5,569,185

Corporate Bonds and Notes: 23.53%

Consumer Discretionary: 0.93%

Automobiles: 0.40%
Daimler Finance North America LLC 144A	1.88	09/15/2014	150,000	150,898

Media: 0.53%
Time Warner Cable Incorporated	5.40	07/02/2012	100,000	100,329
Time Warner Cable Incorporated	6.20	07/01/2013	95,000	100,290

				200,619

Consumer Staples: 3.80%

Beverages: 1.79%
Anheuser-Busch Companies Incorporated	4.38	01/15/2013	200,000	204,167
Coca Cola Company	0.75	03/13/2015	100,000	100,197
Coca Cola Enterprises	1.13	11/12/2013	150,000	150,767
Miller Brewing Corporation 144A	5.50	08/15/2013	125,000	131,129
PepsiAmericas Incorporated	4.50	03/15/2013	85,000	87,398

				673,658

Food & Staples Retailing: 0.54%
Sysco Corporation	4.20	02/12/2013	200,000	204,654

Food Products: 1.47%
Campbell Soup Company	5.00	12/03/2012	200,000	204,574
General Mills Incorporated	5.65	09/10/2012	105,000	106,370
Kellogg Company Series B	4.25	03/06/2013	140,000	143,868
Kraft Foods Group Incorporated 144A	1.63	06/04/2015	100,000	101,253

				556,065

Energy: 1.47%

Oil, Gas & Consumable Fuels: 1.47%
Chevron Corporation	3.95	03/03/2014	125,000	132,557
ConocoPhillips Australia	5.50	04/15/2013	125,000	130,090

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	125

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Devon Energy Corporation	5.63%	01/15/2014	$35,000	$37,565
Northern National Gas Company 144A	5.38	10/31/2012	250,000	254,648

				554,860

Financials: 10.05%

Capital Markets: 0.52%
Goldman Sachs Group Incorporated	5.25	04/01/2013	190,000	195,579

Commercial Banks: 3.07%
AMEX Centurion Bank	1.00	09/23/2013	245,000	245,869
Bank of Montreal ±	0.94	04/29/2014	125,000	125,317
Branch Banking & Trust Corporation	3.85	07/27/2012	585,000	587,649
HSBC Bank plc 144A	1.63	08/12/2013	200,000	200,606

				1,159,441

Consumer Finance: 3.37%
BMW Bank of North America	1.00	09/23/2013	245,000	245,869
Caterpillar Financial Services Corporation	2.00	04/05/2013	150,000	151,778
John Deere Capital Corporation	1.88	06/17/2013	300,000	304,287
National Credit Union Administration Guaranteed Notes ±	0.26	06/12/2013	275,000	274,912
Toyota Motor Credit Corporation	1.00	02/17/2015	125,000	125,106
Unilever Capital Corporation	3.65	02/15/2014	160,000	168,587

				1,270,539

Diversified Financial Services: 2.66%
American Express	5.88	05/02/2013	125,000	130,508
Bank of America Corporation	4.90	05/01/2013	175,000	179,208
Citigroup Incorporated	6.50	08/19/2013	150,000	157,467
JPMorgan Chase & Company	4.75	05/01/2013	175,000	180,522
New York Life Global Funding 144A	4.65	05/09/2013	120,000	124,083
Pacific Life Global Funding 144A	5.15	04/15/2013	100,000	103,378
WMC Finance USA Limited	5.13	05/15/2013	125,000	130,376

				1,005,542

REITs: 0.43%
ERP Operating LP	5.25	09/15/2014	150,000	161,264

Health Care: 0.19%

Pharmaceuticals: 0.19%
Sanofi-Aventis US LLC	1.20	09/30/2014	70,000	70,762

Industrials: 1.80%

Aerospace & Defense: 0.05%
United Technologies Corporation	1.20	06/01/2015	20,000	20,207

Building Products: 0.28%
Ingersoll-Rand Global Holding Company Limited	6.00	08/15/2013	100,000	105,900

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electrical Equipment: 0.42%
General Electric Company	5.00%	02/01/2013	$155,000	$159,451

Industrial Conglomerates: 0.62%
University of Notre Dame	4.14	09/01/2013	225,000	232,769

Road & Rail: 0.43%
Union Pacific Corporation	5.38	05/01/2014	150,000	162,456

Information Technology: 0.62%

Computers & Peripherals: 0.62%
Hewlett-Packard Company	2.95	08/15/2012	235,000	235,744

Materials: 1.11%

Chemicals: 0.35%
E.I. du Pont de Nemours & Company	5.00	07/15/2013	125,000	131,029

Metals & Mining: 0.76%
Alcan Incorporated	5.20	01/15/2014	125,000	132,816
Nucor Corporation	5.00	12/01/2012	150,000	153,072

				285,888

Telecommunication Services: 0.55%

Diversified Telecommunication Services: 0.55%
Verizon Communications Incorporated	5.25	04/15/2013	200,000	207,873

Utilities: 3.01%

Electric Utilities: 1.66%
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	150,000	165,154
Monongahela Power Company 144A	7.95	12/15/2013	85,000	93,501
Public Service Electric & Gas Company	5.38	09/01/2013	200,000	211,086
Union Electric Company	4.65	10/01/2013	150,000	156,329

				626,070

Gas Utilities: 1.35%
Atmos Energy Corporation	4.95	10/15/2014	125,000	135,524
Duke Energy Corporation	5.63	11/30/2012	165,000	168,993
Public Service Company of Colorado	7.88	10/01/2012	75,000	76,772
Southern California Gas Company	4.80	10/01/2012	125,000	126,731

				508,020

Total Corporate Bonds and Notes (Cost $8,867,185)				8,879,288

Loan Participation: 1.12%
United States Department of Agriculture Loan (a)	0.98	06/25/2016	302,865	299,200
United States Department of Agriculture Loan (a)	5.37	09/08/2019	127,057	124,389

Total Loan Participation (Cost $428,024)				423,589

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	127

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Obligations: 3.87%

Arkansas: 0.33%
Arkansas State (GO)	1.50%	07/01/2013	$125,000	$126,199

California: 0.13%
University of California Revenues ( Education Revenue)	0.89	07/01/2013	50,000	50,176

Illinois: 0.55%
Cook County Ill School District (Education Revenue) §	4.75	05/01/2014	100,000	102,715
Illinois State (GO)	4.07	01/01/2014	100,000	103,480

				206,195

Maine: 0.33%
Maine State (GO)	5.60	06/15/2012	125,000	125,263

Maryland: 0.40%
Frederick MD Series A (GO)	2.00	12/01/2012	150,000	151,025

Oregon: 0.32%
Oregon State University System Project Series F (Education Revenue)	0.58	08/01/2012	120,000	120,061

Texas: 1.47%
Brazos TX Higher Education Authority Incorporated Series 2011-2 Class A1 (Education Revenue) ±	1.02	01/27/2020	82,245	82,075
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue) ±§	0.44	12/26/2018	211,600	210,817
El Paso TX (GO)	5.72	08/15/2013	150,000	158,835
Galveston County TX Build America Bond (GO)	3.01	02/01/2014	100,000	103,572

				555,299

Wisconsin: 0.34%
Outagamie County WI Build America Bond (GO)	2.50	04/01/2013	125,000	126,919

Total Municipal Obligations (Cost $1,459,683)				1,461,137

Non-Agency Mortgage Backed Securities: 10.90%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88	11/10/2042	134,844	134,737
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	487,079	494,282
Countrywide Home Loans Series 2004-R1 Class 1AF ±144A	0.64	11/25/2034	327,155	271,470
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2 144A¤	0.00	10/25/2012	940,000	938,994
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4 ±	5.05	07/10/2045	334,039	333,880
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF ±144A	0.64	06/25/2034	333,514	284,275
JPMorgan Chase Commercial Mortgage Series 2010 C2 Class A1 144A	2.75	11/15/2043	159,290	164,331
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A ±	0.78	11/25/2015	82,197	79,727
Structured Asset Securities Corporation Series 2004-NP2 Class A ±144A	0.59	06/25/2034	348,225	298,136
Structured Asset Securities Corporation Series 2005-GEL4 Class A ±	0.59	08/25/2035	15,778	15,742
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1 144A	6.00	10/25/2036	268,083	257,293
Structured Asset Securities Corporation Series 2006-RM1 Class A1 ±144A(a)	0.49	08/25/2046	353,690	176,032
Structured Asset Securities Corporation Series 2007-RM1 Class A1 ±144A(a)	0.52	05/25/2047	910,383	453,280
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A ±	0.47	04/25/2045	266,345	212,313

Total Non-Agency Mortgage Backed Securities (Cost $4,954,406)				4,114,492

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2012

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities: 0.20%
U.S. Treasury Bond	0.75%	03/31/2013	$75,000	$75,349

Total U.S. Treasury Securities (Cost $74,989)				75,349

Yankee Corporate Bonds and Notes: 2.40%

Consumer Discretionary: 0.49%

Media: 0.49%
Thomson Reuters Corporation	5.95	07/15/2013	175,000	184,213

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
Shell International Finance BV	4.00	03/21/2014	175,000	185,810

Financials: 0.74%

Commercial Banks: 0.33%
Bank of Nova Scotia 144A	1.45	07/26/2014	125,000	126,411

Diversified Financial Services: 0.41%
Diageo Capital plc	5.20	01/30/2013	150,000	154,428

Health Care: 0.68%

Health Care Equipment & Supplies: 0.68%
Covidien International Finance SA	1.88	06/15/2013	250,000	254,575

Total Yankee Corporate Bonds and Notes (Cost $901,259)				905,437

Other: 0.44%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			123,322	33,297
VFNC Corporation, Pass-Through Entity, 0.24% ±144A(a)(i)(v)			319,683	134,267

Total Other (Cost $52,216)				167,564

	Yield		Shares
Short-Term Investments: 8.04%

Investment Companies: 8.04%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10		2,372,902	2,372,902
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		661,784	661,784

Total Short-Term Investments (Cost $3,034,686)				3,034,686

Total Investments in Securities
(Cost $38,771,037) *	101.88%	38,449,500
Other Assets and Liabilities, Net	(1.88)	(708,861)

Total Net Assets	100.00%	$37,740,639

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	129

STABLE INCOME PORTFOLIO

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

§	These securities are subject to a demand feature which reduces the effective maturity.

¤	Security issued in zero coupon form with no periodic interest payments.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $38,971,766 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$943,328
Gross unrealized depreciation	(1,465,594)

Net unrealized depreciation	$(522,266)

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

TOTAL RETURN BOND PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website: http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/ann/holdings/totalreturnbond.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s Web site at sec.gov.

Security Name	Interest Rate	Maturity Date	Principal	Value	Percent of Net Assets

Agency Securities : 40.58%
FHLMC %%	3.00%	07/15/2026	$27,200,000	$28,313,500	0.74%
FHLMC (a)	4.00	06/01/2042	50,575,000	54,044,116	1.42
FHLMC	4.50	12/01/2040	15,144,537	16,605,986	0.44
FHLMC (a)	4.50	06/01/2042	40,240,000	44,043,927	1.16
FHLMC (a)	4.50	06/15/2042	18,884,000	20,669,123	0.54
FHLMC (a)	4.50	06/15/2042	20,794,000	22,759,678	0.60
FHLMC	5.00	08/01/2039	29,838,331	33,132,669	0.87
FHLMC	5.00	08/01/2041	27,345,120	29,637,837	0.78
FHLMC	5.50	12/15/2039	23,566,804	25,782,046	0.68
FHLMC ±	5.66	11/01/2039	22,058,699	23,916,007	0.63
FHLMC	6.00	12/01/2035	14,137,868	15,910,256	0.42
FHLMC	0.95-7.50	08/01/2017-03/25/2044	258,029,456	282,575,678	7.41
FNMA %%	2.50	04/25/2027	81,400,000	83,536,746	2.19
FNMA %%	3.00	12/25/2026	32,400,000	33,787,125	0.89
FNMA %%	4.50	06/25/2039	45,200,000	48,491,125	1.27
FNMA	4.50	08/01/2041	14,594,075	16,062,877	0.42
FNMA %%	5.00	06/01/2041	16,600,000	17,979,875	0.47
FNMA	5.00	07/01/2041	44,369,325	49,537,428	1.30
FNMA %%	5.50	04/25/2035	17,400,000	18,949,688	0.50
FNMA	6.00	03/01/2034	50,353,202	56,820,286	1.49
FNMA	6.00	04/01/2035	23,002,618	26,218,657	0.69
FNMA	6.00	09/01/2036	21,296,991	24,017,237	0.63
FNMA	6.00	07/01/2037	14,484,287	16,330,927	0.43
FNMA ±	4.33	03/25/2020	20,018,000	22,656,753	0.59
FNMA	4.00	06/25/2041	43,009,343	45,543,870	1.19
FNMA	0.00-7.50	08/01/2012-03/25/2049	364,761,778	400,900,073	10.49
GNMA ##	6.00	01/15/2040	18,627,602	20,939,317	0.55
GNMA	3.00-11.50	05/15/2013-02/20/2042	64,048,306	68,547,757	1.79

Total Agency Securities (Cost $1,519,593,017)				1,547,710,564	40.58

Asset-Backed Securities : 10.90%
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	02/15/2017	19,261,000	19,365,890	0.51
Citibank Omni Master Trust Series 2009-A14 Class A14 ± 144A	2.99	08/15/2018	15,587,000	16,397,476	0.43
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.55	10/26/2026	17,790,000	17,675,941	0.46
Nelnet Student Loan Trust Series 2007-2A Class A3l ± 144A	0.82	03/25/2026	21,827,000	21,128,728	0.55
SLM Student Loan Trust Series 2012-2 Class A ±	1.17	01/25/2029	19,078,064	19,120,995	0.50
Other securities				322,099,244	8.45

Total Asset-Backed Securities (Cost $413,962,301)				415,788,274	10.90

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	131

TOTAL RETURN BOND PORTFOLIO

Security Name				Value	Percent of Net Assets

Corporate Bonds and Notes : 15.78%

Consumer Discretionary : 1.48%

Automobiles : 0.48%
Other securities				$18,402,742	0.48%

Diversified Consumer Services : 0.09%
Other securities				3,297,239	0.09

Hotels, Restaurants & Leisure : 0.20%
Other securities				7,729,719	0.20

Media : 0.60%
Other securities				22,805,933	0.60

Specialty Retail : 0.11%
Other securities				4,291,071	0.11

Consumer Staples : 0.88%

Beverages : 0.32%
Other securities				12,085,649	0.32

Food & Staples Retailing : 0.10%
Other securities				3,755,180	0.10

Food Products : 0.46%
Other securities				17,710,810	0.46

Energy : 1.58%

Oil, Gas & Consumable Fuels : 1.58%
Other securities				60,234,276	1.58

Financials : 7.29%

Capital Markets : 1.08%
Other securities				41,092,812	1.08

Commercial Banks : 0.55%
Other securities				20,853,580	0.55

Consumer Finance : 0.50%
Other securities				19,087,993	0.50

	Interest Rate	Maturity Date	Principal

Diversified Financial Services : 3.30%
Murray Street Investment Trust I	4.65%	03/09/2017	$16,480,000	16,345,606	0.43
Other securities				109,614,163	2.87

				125,959,769	3.30

Insurance : 0.84%
Other securities				32,147,631	0.84

REITs : 1.02%
Other securities				38,770,994	1.02

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

TOTAL RETURN BOND PORTFOLIO

Security Name	Value	Percent of Net Assets

Health Care : 1.57%

Biotechnology : 0.32%
Other securities	$12,264,554	0.32%

Health Care Equipment & Supplies : 0.18%
Other securities	6,677,927	0.18

Health Care Providers & Services : 0.98%
Other securities	37,487,733	0.98

Life Sciences Tools & Services : 0.09%
Other securities	3,426,433	0.09

Industrials : 0.24%

Aerospace & Defense : 0.24%
Other securities	9,221,298	0.24

Information Technology : 0.06%

Computers & Peripherals : 0.06%
Other securities	2,453,257	0.06

Materials : 0.13%

Chemicals : 0.13%
Other securities	4,875,159	0.13

Telecommunication Services : 0.92%

Diversified Telecommunication Services : 0.58%
Other securities	22,090,525	0.58

Wireless Telecommunication Services : 0.34%
Other securities	12,818,532	0.34

Utilities : 1.63%

Electric Utilities : 1.10%
Other securities	41,915,211	1.10

Multi-Utilities : 0.53%
Other securities	20,243,964	0.53

Total Corporate Bonds and Notes (Cost $581,511,791)	601,699,991	15.78

Municipal Obligations : 1.09%

California : 0.38%
Other securities	14,313,012	0.38

Illinois : 0.19%
Other securities	7,184,697	0.19

Nevada : 0.14%
Other securities	5,232,876	0.14

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	133

TOTAL RETURN BOND PORTFOLIO

Security Name				Value	Percent of Net Assets

New Jersey : 0.18%
Other securities				$6,916,666	0.18%

Ohio : 0.04%
Other securities				1,679,826	0.04

Texas : 0.16%
Other securities				6,127,351	0.16

Total Municipal Obligations (Cost $32,559,497)				41,454,428	1.09

Non-Agency Mortgage Backed Securities : 6.01%
Other securities				229,279,115	6.01

Total Non-Agency Mortgage Backed Securities (Cost $226,113,653)				229,279,115	6.01

	Interest Rate	Maturity Date	Principal
U.S. Treasury Securities : 26.57%
U.S. Treasury Bond	3.13%	11/15/2041	$24,324,000	26,710,793	0.70
U.S. Treasury Bond ##	3.75	08/15/2041	14,583,000	17,957,594	0.47
U.S. Treasury Bond ##	4.38	05/15/2041	14,310,000	19,515,263	0.51
U.S. Treasury Bond ##	4.50	02/15/2036	22,507,000	30,824,034	0.81
U.S. Treasury Note	0.25	05/31/2014	17,680,000	17,674,484	0.46
U.S. Treasury Note	0.25	05/15/2015	125,567,000	125,203,986	3.28
U.S. Treasury Note	0.38	04/15/2015	195,711,000	195,879,116	5.14
U.S. Treasury Note	0.63	05/31/2017	42,359,000	42,282,881	1.11
U.S. Treasury Note	0.88	04/30/2017	68,233,000	68,984,655	1.81
U.S. Treasury Note ##	1.50	06/30/2016	44,440,000	46,155,117	1.21
U.S. Treasury Note	1.75	07/31/2015	25,195,000	26,259,892	0.69
U.S. Treasury Note	1.75	05/15/2022	47,028,000	47,806,878	1.25
U.S. Treasury Note	2.00	11/15/2021	19,892,000	20,763,827	0.55
U.S. Treasury Note	2.00	02/15/2022	39,237,000	40,861,647	1.07
U.S. Treasury Note	2.13	11/30/2014	29,470,000	30,784,627	0.81
U.S. Treasury Note	2.38	02/28/2015	50,372,000	53,142,460	1.39
U.S. Treasury Note	2.63	08/15/2020	61,036,000	67,611,652	1.77
U.S. Treasury Note	3.00	09/30/2016	83,341,000	91,916,039	2.41
Other securities				43,038,846	1.13

Total U.S. Treasury Securities (Cost $988,421,027)				1,013,373,791	26.57

Yankee Corporate Bonds and Notes : 5.96%

Consumer Discretionary : 0.10%

Media : 0.10%
Other securities				3,800,842	0.10

Consumer Staples : 0.68%

Beverages : 0.34%
Other securities				12,895,136	0.34

Tobacco : 0.34%
Other securities				12,972,929	0.34

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Advantage Allocation Funds	Summary Portfolio of Investments—May 31, 2012

TOTAL RETURN BOND PORTFOLIO

Security Name				Value	Percent of Net Assets

Energy : 1.35%

Oil, Gas & Consumable Fuels : 1.35%
Other securities				$51,460,900	1.35%

Financials : 2.33%

Commercial Banks : 2.00%
Other securities				76,375,360	2.00

Real Estate Management & Development : 0.06%
Other securities				2,130,848	0.06

Thrifts & Mortgage Finance : 0.27%
Other securities				10,222,772	0.27

Health Care : 0.27%

Pharmaceuticals : 0.27%
Other securities				10,258,391	0.27

Industrials : 0.05%

Industrial Conglomerates : 0.05%
Other securities				2,107,383	0.05

Materials : 0.51%

Metals & Mining : 0.51%
Other securities				19,431,296	0.51

Telecommunication Services : 0.51%

Diversified Telecommunication Services : 0.35%
Other securities				13,412,043	0.35

Wireless Telecommunication Services : 0.16%
Other securities				5,984,077	0.16

Utilities : 0.16%

Electric Utilities : 0.16%
Other securities				6,087,796	0.16

Total Yankee Corporate Bonds and Notes (Cost $223,480,060)				227,139,773	5.96

	Interest Rate	Maturity Date	Principal

Yankee Government Bonds : 1.18%
Province of Ontario	0.95%	05/26/2015	$15,675,000	15,710,817	0.41
Other securities				29,112,288	0.77

Total Yankee Government Bonds (Cost $44,839,082)				44,823,105	1.18

The accompanying notes are an integral part of these financial statements.

Summary Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Allocation Funds	135

TOTAL RETURN BOND PORTFOLIO

Security Name				Value	Percent of Net Assets

Other : 0.13%
Other securities				$4,829,044	0.13%

Total Other (Cost $1,504,832)				4,829,044	0.13

	Yield		Shares

Short-Term Investments : 5.96%

Investment Companies : 5.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.10%		210,376,595	210,376,595	5.52
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		17,028,359	17,028,359	0.44

Total Short-Term Investments (Cost $227,404,954)				227,404,954	5.96

Total Investments in Securities (Cost $4,259,390,214) *				4,353,503,039	114.16
Other Assets and Liabilities, Net				(539,966,895)	(14.16)

Total Net Assets				$3,813,536,144	100.00%

	Interest Rate	Maturity Date	Principal

Schedule of TBA Sale Commitments : (1.96%)
FHLMC %%	4.00%	05/15/2040	$(6,800,000)	$(7,216,500)	(0.19)%
FNMA %%	4.50	06/25/2039	(50,000,000)	(53,640,625)	(1.41)
FNMA %%	5.00	06/01/2041	(12,700,000)	(13,755,688)	(0.36)

Total Schedule of TBA Sale Commitments (Proceeds Received $(74,319,453))				$(74,612,813)	(1.96)%

%%	Security issued on a when-issued (TBA) basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

##	All or a portion of this security has been segregated for when-issued securities.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,263,706,250 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,373,107
Gross unrealized depreciation	(9,576,318)

Net unrealized appreciation	$89,796,789

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2012

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$319,942,083	$149,465,043
In affiliated securities, at value (see cost below)	58,318,876	14,785,268

Total investments, at value (see cost below)	378,260,959	164,250,311
Segregated cash	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	848,948	4,463,991
Receivable for dividends and interest	642,428	136,108
Receivable for daily variation margin on open futures contracts	0	0
Receivable for securities lending income	4,525	2,727
Prepaid expenses and other assets	4,883	3,723

Total assets	379,761,743	168,856,860

Liabilities
Payable for investments purchased	0	959,061
Payable upon receipt of securities loaned	54,622,475	9,675,895
Payable for daily variation margin on open futures contracts	0	0
Advisory fee payable	178,669	14,516
Custodian and accounting fees payable	7,079	8,150
Accrued expenses and other liabilities	30,404	40,957

Total liabilities	54,838,627	10,698,579

Total net assets	$324,923,116	$158,158,281

Investments in unaffiliated securities, at cost	$284,054,919	$131,800,943

Investments in affiliated securities, at cost	$58,318,876	$14,785,268

Total investments, at cost	$342,373,795	$146,586,211

Securities on loan, at value	$53,121,159	$9,392,986

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2012	Wells Fargo Advantage Allocation Funds	137

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$980,556,827	$981,131,560	$2,307,446,017	$20,784,268	$103,070,108	$22,588,731
330,508,225	128,708,866	256,057,432	2,322,692	5,837,572	1,099,210

1,311,065,052	1,109,840,426	2,563,503,449	23,106,960	108,907,680	23,687,941
0	0	0	0	0	121,044
0	0	0	192,313	43,262	156,334
5,405,668	26,261,823	0	525,101	416,753	192,445
5,389	2,265,240	6,062,695	91,381	335,715	152,901
0	0	0	0	0	3,150
94,451	13,334	24,988	15,149	72,860	12,254
11,666	8,829	21,292	2,000	844	1,511

1,316,582,226	1,138,389,652	2,569,612,424	23,932,904	109,777,114	24,327,580

3,281,766	25,842,447	0	168,474	824,147	302,449
313,660,290	117,527,025	185,886,404	654,200	295,680	578,083
0	0	2,135	0	0	0
686,120	561,438	143,488	2,795	79,071	6,107
31,668	12,114	46,220	6,143	25,032	144,220
30,276	213,384	35,449	35,087	31,717	30,287

317,690,120	144,156,408	186,113,696	866,699	1,255,647	1,061,146

$998,892,106	$994,233,244	$2,383,498,728	$23,066,205	$108,521,467	$23,266,434

$928,770,873	$930,255,896	$1,935,651,440	$24,503,946	$102,555,325	$24,194,949

$330,508,225	$128,708,866	$262,160,939	$2,322,692	$5,837,572	$1,099,210

$1,259,279,098	$1,058,964,762	$2,197,812,379	$26,826,638	$108,392,897	$25,294,159

$303,541,091	$114,307,755	$180,709,074	$627,490	$283,753	$547,935

$0	$0	$0	$196,635	$43,256	$160,769

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Advantage Allocation Funds	Statement of Assets and Liabilities—May 31, 2012

	International Value Portfolio	Large Company Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$277,266,972	$50,458,710
In affiliated securities, at value (see cost below)	18,712,538	4,415,382

Total investments, at value (see cost below)	295,979,510	54,874,092
Foreign currency, at value (see cost below)	5,555,224	0
Receivable for investments sold	10	564,288
Receivable for dividends and interest	2,960,019	128,599
Receivable for securities lending income	232,796	105
Prepaid expenses and other assets	3,517	2,027

Total assets	304,731,076	55,569,111

Liabilities
Payable for investments purchased	0	369,002
Payable upon receipt of securities loaned	15,127,261	2,264,875
Advisory fee payable	217,769	13,739
Professional fees payable	27,556	25,853
Accrued expenses and other liabilities	67,110	15,493

Total liabilities	15,439,696	2,688,962

Total net assets	$289,291,380	$52,880,149

Investments in unaffiliated securities, at cost	$367,272,028	$46,633,562

Investments in affiliated securities, at cost	$18,712,538	$4,415,382

Total investments, at cost	$385,984,566	$51,048,944

Securities on loan, at value	$14,435,949	$2,204,965

Foreign currency, at cost	$5,889,061	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2012	Wells Fargo Advantage Allocation Funds	139

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$45,570,531	$160,227,891	$193,762,804
2,679,065	3,781,532	82,719,064

48,249,596	164,009,423	276,481,868
0	0	0
246,311	1,659,729	1,809,822
18,657	99,016	216,472
0	1,658	7,972
3,758	6,298	7,434

48,518,322	165,776,124	278,523,568

343,957	1,666,865	232,260
0	1,009,850	78,862,414
30,134	100,382	132,983
22,285	25,220	20,861
14,138	14,346	12,624

410,514	2,816,663	79,261,142

$48,107,808	$162,959,461	$199,262,426

$42,097,742	$149,363,189	$188,264,450

$2,679,065	$3,781,532	$82,719,064

$44,776,807	$153,144,721	$270,983,514

$0	$980,632	$76,625,947

$0	$0	$0

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2012

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$83,044,410	$141,732,816
In affiliated securities, at value (see cost below)	1,867,821	7,333,576

Total investments, at value (see cost below)	84,912,231	149,066,392
Segregated cash	0	0
Receivable for investments sold	0	27,776,540
Principal paydown receivable	0	0
Receivable for interest	390,347	1,105,129
Receivable for securities lending income	139	0
Premiums paid on credit default swap transactions	0	0
Unrealized gains on credit default swap transactions	0	0
Prepaid expenses and other assets	3,449	0

Total assets	85,306,166	177,948,061

Liabilities
Payable for investments purchased	0	35,356,219
Unrealized losses on credit default swap transactions	0	0
Premiums received on credit default swap transactions	0	0
Payable upon receipt of securities loaned	1,800,000	596,250
Payable for daily variation margin on open futures contracts	0	0
Payable for interest on TBA sale commitments	0	0
TBA sale commitments, at value (see proceeds received below)	0	0
Due to custodian bank	0	0
Advisory fee payable	24,489	39,795
Accrued expenses and other liabilities	32,367	52,502

Total liabilities	1,856,856	36,044,766

Total net assets	$83,449,310	$141,903,295

Investments in unaffiliated securities, at cost	$72,033,524	$140,236,931

Investments in affiliated securities, at cost	$1,867,821	$7,333,576

Total investments, at cost	$73,901,345	$147,570,507

Securities on loan, at value	$1,769,105	$584,802

Proceeds received on TBA sale commitments	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2012	Wells Fargo Advantage Allocation Funds	141

Stable Income Portfolio	Total Return Bond Portfolio

$35,414,814	$4,126,098,085
3,034,686	227,404,954

38,449,500	4,353,503,039
13,000	0
700,000	779,904,531
0	772,686
159,064	19,764,648
16	1,492
0	782,236
0	133,484
3,246	3,847

39,324,826	5,154,865,963

119,730	1,246,330,700
0	242,236
0	263,119
714,000	18,533,191
705	0
0	105,233
0	74,612,813
700,000	0
6,936	1,069,320
42,816	173,207

1,584,187	1,341,329,819

$37,740,639	$3,813,536,144

$35,736,351	$4,031,985,260

$3,034,686	$227,404,954

$38,771,037	$4,259,390,214

$700,000	$18,205,715

$0	$74,319,453

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Advantage Allocation Funds	Statements of Operations—Year Ended May 31, 2012

	C&B Large Cap Value Portfolio	Diversified Large Cap Growth Portfolio

Investment income
Dividends*	$8,932,917	$1,465,219
Securities lending income, net	90,799	49,503
Income from affiliated securities	5,248	2,876
Interest	0	0

Total investment income	9,028,964	1,517,598

Expenses
Advisory fee	2,363,406	1,140,982
Custody and accounting fees	27,552	32,583
Professional fees	28,801	27,404
Shareholder report expenses	8,905	18,276
Trustees’ fees and expenses	19,436	21,634
Other fees and expenses	7,146	1,678

Total expenses	2,455,246	1,242,557
Less: Fee waivers and/or expense reimbursements	0	(150,549)

Net expenses	2,455,246	1,092,008

Net investment income (loss)	6,573,718	425,590

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	15,269,192	5,356,234
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net realized gains (losses) on investments	15,269,192	5,356,234

Net change in unrealized gains (losses) on:
Unaffiliated securities	(40,212,230)	(3,329,475)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	(40,212,230)	(3,329,475)

Net realized and unrealized gains (losses) on investments	(24,943,038)	2,026,759

Net increase (decrease) in net assets resulting from operations	$(18,369,320)	$2,452,349

* Net of foreign dividend withholding taxes of	$12,137	$604

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2012	Wells Fargo Advantage Allocation Funds	143

Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio	International Index Portfolio

$713,444	$19,626,989	$51,430,351	$731,122	$3,196,023	$1,055,974
1,124,805	116,311	389,869	43,761	142,504	25,133
17,679	11,991	753,418	1,653	4,494	265
0	0	1,149	0	0	0

1,855,928	19,755,291	52,574,787	776,536	3,343,021	1,081,372

6,215,292	5,657,653	2,050,533	219,906	967,381	90,460
70,705	57,499	174,027	28,204	73,000	73,152
30,184	10,358	56,748	39,715	35,050	34,029
5,640	4,011	12,034	5,147	1,233	1,301
12,001	10,607	10,607	11,963	10,607	13,803
2,545	3,810	25,137	20,229	18,019	1,223

6,336,367	5,743,938	2,329,086	325,164	1,105,290	213,968
0	0	0	(12,768)	(84,000)	(117,981)

6,336,367	5,743,938	2,329,086	312,396	1,021,290	95,987

(4,480,439)	14,011,353	50,245,701	464,140	2,321,731	985,385

45,606,364	23,330,597	42,863,324	906,764	5,754,758	(699,535)
0	0	(1,270,513)	0	0	0
0	0	2,731,595	0	0	(22,966)
0	0	0	(177)	0	0

45,606,364	23,330,597	44,324,406	906,587	5,754,758	(722,501)

106,939,881	(18,260,356)	(111,308,750)	(7,765,105)	(18,816,975)	(6,035,322)
0	0	5,120,896	0	0	0
0	0	(2,928,696)	0	0	(115,719)
0	0	0	(24,718)	0	0

106,939,881	(18,260,356)	(109,116,550)	(7,789,823)	(18,816,975)	(6,151,041)

152,546,245	5,070,241	(64,792,144)	(6,883,236)	(13,062,217)	(6,873,542)

$148,065,806	$19,081,594	$(14,546,443)	$(6,419,096)	$(10,740,486)	$(5,888,157)

$24,001	$84,995	$2,635	$90,712	$364,933	$97,529

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Advantage Allocation Funds	Statements of Operations—Year Ended May 31, 2012

	International Value Portfolio	Large Company Value Portfolio

Investment income
Dividends*	$12,756,195	$1,392,361
Securities lending income, net	606,899	10,838
Income from affiliated securities	4,445	1,147
Interest	14,615	1,174

Total investment income	13,382,154	1,405,520

Expenses
Advisory fee	2,650,882	379,382
Custody and accounting fees	104,646	34,002
Professional fees	34,269	15,876
Shareholder report expenses	6,680	5,904
Trustees’ fees and expenses	15,903	13,774
Other fees and expenses	28,642	2,607

Total expenses	2,841,022	451,545
Less: Fee waivers and/or expense reimbursements	(190,140)	(21,096)

Net expenses	2,650,882	430,449

Net investment income (loss)	10,731,272	975,071

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(2,485,463)	1,999,557
Futures transactions	0	(155,676)

Net realized gains (losses) on investments	(2,485,463)	1,843,881

Net change in unrealized gains (losses) on:
Unaffiliated securities	(82,848,290)	(6,827,430)
Futures transactions	0	(29,544)

Net change in unrealized gains (losses) on investments	(82,848,290)	(6,856,974)

Net realized and unrealized gains (losses) on investments	(85,333,753)	(5,013,093)

Net decrease in net assets resulting from operations	$(74,602,481)	$(4,038,022)

* Net of foreign dividend withholding taxes of	$1,470,393	$2,214

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2012	Wells Fargo Advantage Allocation Funds	145

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$933,759	$1,326,698	$2,987,939
0	495,970	147,553
2,218	8,468	5,078
0	0	0

935,977	1,831,136	3,140,570

388,086	2,062,476	1,650,176
20,983	35,511	29,615
21,730	17,173	27,900
10,574	12,341	2,507
15,747	18,349	12,001
4,526	3,210	2,408

461,646	2,149,060	1,724,607
(18,195)	0	0

443,451	2,149,060	1,724,607

492,526	(317,924)	1,415,963

(320,184)	43,682,880	19,382,594
0	0	0

(320,184)	43,682,880	19,382,594

(4,255,368)	(74,305,951)	(37,231,687)
0	0	0

(4,255,368)	(74,305,951)	(37,231,687)

(4,575,552)	(30,623,071)	(17,849,093)

$(4,083,026)	$(30,940,995)	$(16,433,130)

$3,056	$8,264	$0

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Advantage Allocation Funds	Statements of Operations—Year Ended May 31, 2012

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio

Investment income
Interest	$3,068,574	$6,228,164
Income from affiliated securities	59	7,532
Securities lending income, net	3,863	0

Total investment income	3,072,496	6,235,696

Expenses
Advisory fee	357,560	591,850
Custody and accounting fees	12,559	19,350
Professional fees	38,889	51,273
Shareholder report expenses	2,499	3,023
Trustees’ fees and expenses	11,748	10,607
Other fees and expenses	8,652	8,305

Total expenses	431,907	684,408
Less: Fee waivers and/or expense reimbursements	(39,843)	(109,129)

Net expenses	392,064	575,279

Net investment income	2,680,432	5,660,417

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	5,614,510	2,120,364
Futures transactions	(57,032)	0
Credit default swap transactions	0	0
TBA sale commitments	0	0

Net realized gain (losses) on investments	5,557,478	2,120,364

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,296,100	2,573,185
Futures transactions	15,780	0
Credit default swap transactions	0	0
TBA sale commitments	0	0

Net change in unrealized gains (losses) on investments	3,311,880	2,573,185

Net realized and unrealized gains (losses) on investments	8,869,358	4,693,549

Net increase in net assets resulting from operations	$11,549,790	$10,353,966

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2012	Wells Fargo Advantage Allocation Funds	147

Stable Income Portfolio	Total Return Bond Portfolio

$815,479	$93,032,061
2,961	250,515
1,197	85,439

819,637	93,368,015

151,447	12,457,878
12,221	360,484
37,702	104,559
5,201	5,014
10,607	10,607
7,191	56,008

224,369	12,994,550
(70,840)	(817,809)

153,529	12,176,741

666,108	81,191,274

33,934	175,417,812
(94,771)	0
0	165,200
0	(11,005,428)

(60,837)	164,577,584

14,008	28,965,772
7,558	0
0	(45,547)
0	955,329

21,566	29,875,554

(39,271)	194,453,138

$626,837	$275,644,412

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$6,573,718	$3,526,892	$7,791,963
Net realized gains (losses) on investments	15,269,192	15,568,309	(54,309,479)
Net change in unrealized gains (losses) on investments	(40,212,230)	49,820,814	82,445,650

Net increase (decrease) in net assets resulting from operations	(18,369,320)	68,916,015	35,928,134

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	14,806,365	13,870,060	48,638,019
Withdrawals	(95,014,836)	(64,639,578)	(315,082,983)

Net decrease in net assets resulting from capital share transactions	(80,208,471)	(50,769,518)	(266,444,964)

Total increase (decrease) in net assets	(98,577,791)	18,146,497	(230,516,830)

Net assets
Beginning of period	423,500,907	405,354,410	635,871,240

End of period	$324,923,116	$423,500,907	$405,354,410

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	149

	Diversified Large Cap Growth Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$425,590	$442,876	$3,538,982
Net realized gains on investments	5,356,234	33,049,524	42,584,508
Net change in unrealized gains (losses) on investments	(3,329,475)	(488,219)	(43,061,314)

Net increase in net assets resulting from operations	2,452,349	33,004,181	3,062,176

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	7,386,835	61,860,010 [2]	44,712,558
Withdrawals	(52,938,016)	(28,971,534)	(897,265,962)

Net increase (decrease) in net assets resulting from capital share transactions	(45,551,181)	32,888,476	(852,553,404)

Total increase (decrease) in net assets	(43,098,832)	65,892,657	(849,491,228)

Net assets
Beginning of period	201,257,113	135,364,456	984,855,684

End of period	$158,158,281	$201,257,113	$135,364,456

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Emerging Growth Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment loss	$(4,480,439)	$(240,989)	$(249,199)
Net realized gains on investments	45,606,364	5,343,217	14,580,826
Net change in unrealized gains (losses) on investments	106,939,881	7,276,726	(8,153,079)

Net increase in net assets resulting from operations	148,065,806	12,378,954	6,178,548

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,103,202,835	54,084,624	4,351,133
Withdrawals	(336,929,676)	(8,889,440)	(72,176,151)

Net increase (decrease) in net assets resulting from capital share transactions	766,273,159	45,195,184	(67,825,018)

Total increase (decrease) in net assets	914,338,965	57,574,138	(61,646,470)

Net assets
Beginning of period	84,553,141	26,979,003	88,625,473

End of period	$998,892,106	$84,553,141	$26,979,003

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	151

	Equity Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$14,011,353	$2,139,043	$4,167,415
Net realized gains on investments	23,330,597	59,910,151	44,332,711
Net change in unrealized gains (losses) on investments	(18,260,356)	14,203,004	(6,108,053)

Net increase in net assets resulting from operations	19,081,594	76,252,198	42,392,073

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	698,898,834	22,184,989	86,681,017
Withdrawals	(145,361,854)	(91,919,795)	(227,091,516)

Net increase (decrease) in net assets resulting from capital share transactions	553,536,980	(69,734,806)	(140,410,499)

Total increase (decrease) in net assets	572,618,574	6,517,392	(98,018,426)

Net assets
Beginning of period	421,614,670	415,097,278	513,115,704

End of period	$994,233,244	$421,614,670	$415,097,278

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Index Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$50,245,701	$31,160,171	$40,858,898
Net realized gains on investments	44,324,406	48,900,679	106,935,226
Net change in unrealized gains (losses) on investments	(109,116,550)	340,744,319	222,232,396

Net increase (decrease) in net assets resulting from operations	(14,546,443)	420,805,169	370,026,520

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	170,958,274	119,293,747	431,513,946
Withdrawals	(304,471,072)	(228,236,678)	(548,429,110)

Net decrease in net assets resulting from capital share transactions	(133,512,798)	(108,942,931)	(116,915,164)

Total increase (decrease) in net assets	(148,059,241)	311,862,238	253,111,356

Net assets
Beginning of period	2,531,557,969	2,219,695,731	1,966,584,375

End of period	$2,383,498,728	$2,531,557,969	$2,219,695,731

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	153

	International Equity Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$464,140	$262,435	$312,324
Net realized gains on investments	906,587	2,340,475	9,000,290
Net change in unrealized gains (losses) on investments	(7,789,823)	1,470,472	(8,318,791)

Net increase (decrease) in net assets resulting from operations	(6,419,096)	4,073,382	993,823

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,501,335	1,379,902	10,746,475
Withdrawals	(3,989,591)	(4,567,405)	(55,194,605)

Net decrease in net assets resulting from capital share transactions	(488,256)	(3,187,503)	(44,448,130)

Total increase (decrease) in net assets	(6,907,352)	885,879	(43,454,307)

Net assets
Beginning of period	29,973,557	29,087,678	72,541,985

End of period	$23,066,205	$29,973,557	$29,087,678

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	International Growth Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$2,321,731	$1,290,842	$1,280,938
Net realized gains on investments	5,754,758	7,636,602	9,606,785
Net change in unrealized gains (losses) on investments	(18,816,975)	7,406,466	(7,813,621)

Net increase (decrease) in net assets resulting from operations	(10,740,486)	16,333,910	3,074,102

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	19,315,418	16,047,542	44,525,988
Withdrawals	(28,198,788)	(34,218,536)	(73,245,020)

Net decrease in net assets resulting from capital share transactions	(8,883,370)	(18,170,994)	(28,719,032)

Total decrease in net assets	(19,623,856)	(1,837,084)	(25,644,930)

Net assets
Beginning of period	128,145,323	129,982,407	155,627,337

End of period	$108,521,467	$128,145,323	$129,982,407

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	155

	International Index Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$985,385	$602,278	$1,114,490
Net realized gains (losses) on investments	(722,501)	106,689	(801,132)
Net change in unrealized gains (losses) on investments	(6,151,041)	3,099,986	(991,719)

Net increase (decrease) in net assets resulting from operations	(5,888,157)	3,808,953	(678,361)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	3,459,407	1,716,859	11,233,320
Withdrawals	(4,306,369)	(4,449,501)	(54,306,160)

Net decrease in net assets resulting from capital share transactions	(846,962)	(2,732,642)	(43,072,840)

Total increase (decrease) in net assets	(6,735,119)	1,076,311	(43,751,201)

Net assets
Beginning of period	30,001,553	28,925,242	72,676,443

End of period	$23,266,434	$30,001,553	$28,925,242

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	International Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$10,731,272	$6,878,514	$7,152,453
Net realized gains (losses) on investments	(2,485,463)	7,199,580	(14,924,156)
Net change in unrealized gains (losses) on investments	(82,848,290)	28,009,577	10,068,193

Net increase (decrease) in net assets resulting from operations	(74,602,481)	42,087,671	2,296,490

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	24,184,061	19,826,166	39,614,812
Withdrawals	(12,254,871)	(7,742,732)	(59,159,900)

Net increase (decrease) in net assets resulting from capital share transactions	11,929,190	12,083,434	(19,545,088)

Total increase (decrease) in net assets	(62,673,291)	54,171,105	(17,248,598)

Net assets
Beginning of period	351,964,671	297,793,566	315,042,164

End of period	$289,291,380	$351,964,671	$297,793,566

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	157

	Large Company Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$975,071	$692,029	$3,322,328
Net realized gains (losses) on investments	1,843,881	4,424,055	(5,588,885)
Net change in unrealized gains (losses) on investments	(6,856,974)	7,577,198	5,925,992

Net increase (decrease) in net assets resulting from operations	(4,038,022)	12,693,282	3,659,435

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,638,219	1,115,573	20,692,280
Withdrawals	(11,556,144)	(10,958,496)	(223,668,350)

Net decrease in net assets resulting from capital share transactions	(9,917,925)	(9,842,923)	(202,976,070)

Total increase (decrease) in net assets	(13,955,947)	2,850,359	(199,316,635)

Net assets
Beginning of period	66,836,096	63,985,737	263,302,372

End of period	$52,880,149	$66,836,096	$63,985,737

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Small Cap Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$492,526	$187,125	$579,980
Net realized gains (losses) on investments	(320,184)	8,346,315	(12,558,165)
Net change in unrealized gains (losses) on investments	(4,255,368)	(460,314)	17,092,947

Net increase (decrease) in net assets resulting from operations	(4,083,026)	8,073,126	5,114,762

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,335,077	4,558,725	10,637,680
Withdrawals	(9,458,467)	(16,326,782)	(175,872,745)

Net decrease in net assets resulting from capital share transactions	(3,123,390)	(11,768,057)	(165,235,065)

Total decrease in net assets	(7,206,416)	(3,694,931)	(160,120,303)

Net assets
Beginning of period	55,314,224	59,009,155	219,129,458

End of period	$48,107,808	$55,314,224	$59,009,155

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	159

	Small Company Growth Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment loss	$(317,924)	$(919,427)	$(1,593,006)
Net realized gains on investments	43,682,880	73,545,208	58,656,563
Net change in unrealized gains (losses) on investments	(74,305,951)	35,382,796	(11,673,458)

Net increase (decrease) in net assets resulting from operations	(30,940,995)	108,008,577	45,390,099

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	13,211,256	29,588,632	46,698,694
Withdrawals	(154,050,686)	(106,224,216)	(180,510,140)

Net decrease in net assets resulting from capital share transactions	(140,839,430)	(76,635,584)	(133,811,446)

Total increase (decrease) in net assets	(171,780,425)	31,372,993	(88,421,347)

Net assets
Beginning of period	334,739,886	303,366,893	391,788,240

End of period	$162,959,461	$334,739,886	$303,366,893

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Small Company Value Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011[1]	Year Ended September 30, 2010

Operations
Net investment income	$1,415,963	$2,097,315	$516,369
Net realized gains on investments	19,382,594	32,199,624	33,420,687
Net change in unrealized gains (losses) on investments	(37,231,687)	7,313,504	(12,991,739)

Net increase (decrease) in net assets resulting from operations	(16,433,130)	41,610,443	20,945,317

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	25,377,194	65,987,106	28,466,433
Withdrawals	(46,438,479)	(31,403,251)	(128,081,070)

Net increase (decrease) in net assets resulting from capital share transactions	(21,061,285)	34,583,855	(99,614,637)

Total increase (decrease) in net assets	(37,494,415)	76,194,298	(78,669,320)

Net assets
Beginning of period	236,756,841	160,562,543	239,231,863

End of period	$199,262,426	$236,756,841	$160,562,543

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	161

	Inflation-Protected Bond Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011

Operations
Net investment income	$2,680,432	$3,533,444
Net realized gains on investments	5,557,478	4,201,441
Net change in unrealized gains (losses) on investments	3,311,880	1,401,307

Net increase in net assets resulting from operations	11,549,790	9,136,192

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	21,266,199	27,645,889
Withdrawals	(54,247,708)	(69,607,205)

Net decrease in net assets resulting from capital share transactions	(32,981,509)	(41,961,316)

Total decrease in net assets	(21,431,719)	(32,825,124)

Net assets
Beginning of period	104,881,029	137,706,153

End of period	$83,449,310	$104,881,029

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Managed Fixed Income Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011

Operations
Net investment income	$5,660,417	$9,025,803
Net realized gains on investments	2,120,364	5,581,644
Net change in unrealized gains (losses) on investments	2,573,185	10,202,819

Net increase in net assets resulting from operations	10,353,966	24,810,266

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	55,876,275	101,289,295
Withdrawals	(84,676,792)	(413,896,797)

Net decrease in net assets resulting from capital share transactions	(28,800,517)	(312,607,502)

Total decrease in net assets	(18,446,551)	(287,797,236)

Net assets
Beginning of period	160,349,846	448,147,082

End of period	$141,903,295	$160,349,846

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	163

	Stable Income Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011

Operations
Net investment income	$666,108	$1,313,674
Net realized losses on investments	(60,837)	(17,369,071)
Net change in unrealized gains (losses) on investments	21,566	17,005,642

Net increase in net assets resulting from operations	626,837	950,245

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	6,568,824	12,152,717
Withdrawals	(8,980,294)	(220,746,414)

Net decrease in net assets resulting from capital share transactions	(2,411,470)	(208,593,697)

Total decrease in net assets	(1,784,633)	(207,643,452)

Net assets
Beginning of period	39,525,272	247,168,724

End of period	$37,740,639	$39,525,272

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Total Return Bond Portfolio
	Year Ended May 31, 2012	Year Ended May 31, 2011

Operations
Net investment income	$81,191,274	$91,111,710
Net realized gains on investments	164,577,584	113,940,270
Net change in unrealized gains (losses) on investments	29,875,554	1,830,827

Net increase in net assets resulting from operations	275,644,412	206,882,807

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	686,049,279	535,940,278
Withdrawals	(443,191,494)	(68,694,724)

Net increase in net assets resulting from capital share transactions	242,857,785	467,245,554

Total increase in net assets	518,502,197	674,128,361

Net assets
Beginning of period	3,295,033,947	2,620,905,586

End of period	$3,813,536,144	$3,295,033,947

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	165

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

C&B Large Cap Value Portfolio
June 1, 2011 to May 31, 2012	1.81%	0.68%	0.68%	(4.61)%	21%
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%

Diversified Large Cap Growth Portfolio
June 1, 2011 to May 31, 2012	0.24%	0.71%	0.62%	1.26%	79%
October 1, 2010 to May 31, 2011[2,3]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010[3]	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009[3]	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008[3]	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007[3]	0.46%	0.70%	0.68%	17.80%	10%

Emerging Growth Portfolio
June 1, 2011 to May 31, 2012	(0.57)%	0.80%	0.80%	(4.83)%	75%
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
June 1, 2011 to May 31, 2012	1.58%	0.65%	0.65%	(10.22)%	103%
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%

Index Portfolio
June 1, 2011 to May 31, 2012	2.09%	0.10%	0.10%	(0.52)%	9%
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%

International Equity Portfolio
June 1, 2011 to May 31, 2012	1.79%	1.26%	1.21%	(22.13)%	141%
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%

International Growth Portfolio
June 1, 2011 to May 31, 2012	2.04%	0.97%	0.90%	(9.44)%	69%
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%

Please see footnotes on page 167.

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

International Index Portfolio
June 1, 2011 to May 31, 2012	3.81%	0.83%	0.37%	(20.52)%	45%
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%

International Value Portfolio
June 1, 2011 to May 31, 2012	3.44%	0.91%	0.85%	(21.07)%	9%
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%

Large Company Value Portfolio
June 1, 2011 to May 31, 2012	1.67%	0.77%	0.74%	(6.06)%	104%
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%

Small Cap Value Portfolio
June 1, 2011 to May 31, 2012	1.02%	0.95%	0.91%	(7.94)%	33%
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%

Small Company Growth Portfolio
June 1, 2011 to May 31, 2012	(0.12)%	0.83%	0.83%	(10.75)%	107%
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%

Small Company Value Portfolio
June 1, 2011 to May 31, 2012	0.69%	0.84%	0.84%	(7.17)%	60%
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%

Please see footnotes on page 167.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	167

	Ratio to Average Net Assets (Annualized)			Total Return	Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses

Inflation-Protected Bond Portfolio
June 1, 2011 to May 31, 2012	3.00%	0.48%	0.44%	12.62%	23%
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%

Managed Fixed Income Portfolio
June 1, 2011 to May 31, 2012	3.83%	0.46%	0.39%	6.97%	51%
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%

Stable Income Portfolio
June 1, 2011 to May 31, 2012	1.76%	0.59%	0.41%	1.71%	11%
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%

Total Return Bond Portfolio
June 1, 2011 to May 31, 2012	2.33%	0.37%	0.35%	8.20%	803%
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%

1.	Returns for periods of less than one year are not annualized.

2.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

3.	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

4.	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Large Company Value Portfolio (“Large Company Value Portfolio”) (formerly, Wells Fargo Advantage Disciplined Value Portfolio), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio” ) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their securities to multiple feeder funds and other master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On May 31, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	169

information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Valuation Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign

170	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing their investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	171

on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the

172	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	173

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2012, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$311,615,375	$4,059,113	$0	$315,674,488
Preferred stocks	0	3,192,267	0	3,192,267

Other	0	0	1,075,328	1,075,328

Short-term investments
Investment companies	4,067,994	54,250,882	0	58,318,876
Total	$315,683,369	$61,502,262	$1,075,328	$378,260,959
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$148,396,085	$0	$0	$148,396,085

Other	0	0	1,068,958	1,068,958

Short-term investments
Investment companies	5,478,765	9,306,503	0	14,785,268
Total	$153,874,850	$9,306,503	$1,068,958	$164,250,311
Emerging Growth Portfolio

Equity securities
Common stocks	$966,270,927	$0	$0	$966,270,927
Investment companies	10,989,192	0	0	10,989,192

Other	0	0	3,296,708	3,296,708

Short-term investments
Investment companies	17,987,153	312,521,072	0	330,508,225
Total	$995,247,272	$312,521,072	$3,296,708	$1,311,065,052
Equity Value Portfolio

Equity securities
Common stocks	$980,243,005	$0	$0	$980,243,005

Other	0	0	888,555	888,555

Short-term investments
Investment companies	11,488,892	117,219,974	0	128,708,866
Total	$991,731,897	$117,219,974	$888,555	$1,109,840,426

174	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Index Portfolio

Equity securities
Common stocks	$2,326,040,547	$0	$0	$2,326,040,547
Investment companies	7,444,569	0	0	7,444,569

Other	0	0	3,136,268	3,136,268

Short-term investments
Investment companies	38,079,689	184,802,628	0	222,882,317
U.S. Treasury securities	3,999,748	0	0	3,999,748
Total	$2,375,564,553	$184,802,628	$3,136,268	$2,563,503,449
International Equity Portfolio

Equity securities
Common stocks	$20,453,366	$330,902	$0	$20,784,268

Short-term investments
Investment companies	1,668,492	654,200	0	2,322,692
Total	$22,121,858	$985,102	$0	$23,106,960
International Growth Portfolio

Equity securities
Common stocks	$101,779,788	$0	$0	$101,779,788
Preferred stocks	1,290,320	0	0	1,290,320
Rights	0	0	0	0

Short-term investments
Investment companies	5,541,892	295,680	0	5,837,572
Total	$108,612,000	$295,680	$0	$108,907,680
International Index Portfolio

Equity securities
Common stocks	$22,459,446	$0	$0	$22,459,446
Preferred stocks	125,412	0	0	125,412
Rights	0	3,592	0	3,592
Warrants	0	281	0	281

Short-term investments
Investment companies	521,127	578,083	0	1,099,210
Total	$23,105,985	$581,956	$0	$23,687,941
International Value Portfolio

Equity securities
Common stocks	$272,580,730	$3,120,729	$0	$275,701,459
Preferred stocks	1,565,513	0	0	1,565,513

Short-term investments
Investment companies	3,585,277	15,127,261	0	18,712,538
Total	$277,731,520	$18,247,990	$0	$295,979,510
Large Company Value Portfolio

Equity securities
Common stocks	$50,389,659	$0	$0	$50,389,659

Other	0	0	69,051	69,051

Short-term investments
Investment companies	2,174,368	2,241,014	0	4,415,382
Total	$52,564,027	$2,241,014	$69,051	$54,874,092

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	175

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Small Cap Value Portfolio

Equity securities
Common stocks	$44,638,457	$0	$0	$44,638,457
Investment companies	880,957	0	0	880,957
Warrants	0	51,117	0	51,117

Short-term investments
Investment companies	2,679,065	0	0	2,679,065
Total	$48,198,479	$51,117	$0	$48,249,596
Small Company Growth Portfolio

Equity securities
Common stocks	$158,942,540	$0	$0	$158,942,540

Other	0	0	1,285,351	1,285,351

Short-term investments
Investment companies	3,215,851	565,681	0	3,781,532
Total	$162,158,391	$565,681	$1,285,351	$164,009,423
Small Company Value Portfolio

Equity securities
Common stocks	$192,862,921	$0	$0	$192,862,921

Other	0	0	899,883	899,883

Short-term investments
Investment companies	4,167,616	78,551,448	0	82,719,064
Total	$197,030,537	$78,551,448	$899,883	$276,481,868
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$82,274,195	$0	$0	$82,274,195

Other	0	0	770,215	770,215

Short-term investments
Investment companies	307,836	1,559,985	0	1,867,821
Total	$82,582,031	$1,559,985	$770,215	$84,912,231
Managed Fixed Income Portfolio

Agency securities	$0	$43,002,160	$0	$43,002,160

Asset-backed securities	0	6,202,827	0	6,202,827

Corporate bonds and notes	0	43,637,040	0	43,637,040

Municipal obligations	0	14,570,792	0	14,570,792

Non-agency mortgage backed securities	0	18,043,039	1,350,195	19,393,234

Term loans	0	350,233	0	350,233

U.S. Treasury securities	11,391,968	0	0	11,391,968

Yankee corporate bonds and notes	0	2,809,562	0	2,809,562

Other	0	0	375,000	375,000

Short-term investments
Investment companies	6,854,184	479,392	0	7,333,576
Total	$18,246,152	$129,095,045	$1,725,195	$149,066,392

176	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Stable Income Portfolio

Agency securities	$0	$13,818,773	$0	$13,818,773

Asset-backed securities	0	5,569,185	0	5,569,185

Corporate bonds and notes	0	8,879,288	0	8,879,288

Loan participation	0	0	423,589	423,589

Municipal obligations	0	1,461,137	0	1,461,137

Non-agency mortgage backed securities	0	3,485,180	629,312	4,114,492

U.S. Treasury securities	75,349	0	0	75,349

Yankee corporate bonds and notes	0	905,437	0	905,437

Other	0	0	167,564	167,564

Short-term investments
Investment companies	2,372,902	661,784	0	3,034,686
Total	$2,448,251	$34,780,784	$1,220,465	$38,449,500
Total Return Bond Portfolio

Agency securities	$0	$1,547,710,564	$0	$1,547,710,564

Asset-backed securities	0	415,788,274	0	415,788,274

Corporate bonds and notes	0	601,699,991	0	601,699,991

Municipal obligations	0	41,454,428	0	41,454,428

Non-agency mortgage backed securities	0	229,279,115	0	229,279,115

U.S. Treasury securities	1,013,373,791	0	0	1,013,373,791

Yankee corporate bonds and notes	0	227,139,773	0	227,139,773

Yankee government bonds	0	44,823,105	0	44,823,105

Other	0	0	4,829,044	4,829,044

Short-term investments
Investment companies	210,376,595	17,028,359	0	227,404,954
Total	$1,223,750,386	$3,124,923,609	$4,829,044	$4,353,503,039

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2012, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

Further details on the major security types listed above can be found in each Portfolio of Investments.

As of May 31, 2012, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Return Bond Portfolio	$0	$(74,612,813)	$0	$(74,612,813)

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	177

As of May 31, 2012, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts+
Index Portfolio	$(2,058,138)	$0	$0	$(2,058,138)
International Index Portfolio	(91,094)	0	0	(91,094)
Stable Income Portfolio	(665)	0	0	(665)
Credit default swaps*
Total Return Bond Portfolio	0	410,365	0	410,365

+	Futures contracts are presented at the unrealized gains or losses on the instrument.

*	The value of swap contracts consists of unrealized gains or losses and premiums paid/received on swap contracts as reflected on the Statements of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Managed Fixed Income Portfolio
	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$2,680,870	$619,674	$3,300,544
Accrued discounts (premiums)	(5,110)	0	(5,110)
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	350,312	(53,235)	297,077
Purchases	0	0	0
Sales	(256,410)	(191,439)	(447,849)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(1,419,467)	0	(1,419,467)
Balance as of May 31, 2012	$1,350,195	$375,000	$1,725,195
Change in unrealized gains (losses) relating to securities still held at May 31, 2012	$(150,504)	$(141,918)	$(292,422)

	Stable Income Portfolio
	Loan participation	Non-agency mortgage backed securities	Other	Total
Balance as of May 31, 2011	$536,872	$723,775	$276,893	$1,537,540
Accrued discounts (premiums)	77	0	0	77
Realized gains (losses)	(25)	0	0	(25)
Change in unrealized gains (losses)	(2,043)	(49,824)	(23,787)	(75,654)
Purchases	0	0	0	0
Sales	(111,292)	(44,639)	(85,542)	(241,473)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of May 31, 2012	$423,589	$629,312	$167,564	$1,220,465
Change in unrealized gains (losses) relating to securities still held at May 31, 2012	$(2,636)	$(69,767)	$(63,414)	$(135,817)

178	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management), LSV Asset Management, SSgA Funds Management, Inc., Systematic Financial Management, L.P., Golden Capital Management, LLC (an affiliate of Funds Management) and Phocas Financial Corporation as sub-advisers.

The fees for sub-advisory services are borne by Funds Management. The sub-advisers are each entitled to receive from Funds Management an annual sub-advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Advisory Fee		Effective rate for the year ended May 31, 2012	Sub-adviser	Sub-advisory Fee
	starting at	declining to			starting at		declining to
C&B Large Cap Value Portfolio	0.65%	0.55%	0.65%	Cooke & Bieler, L.P.	0.45%		0.30%
Diversified Large Cap Growth Portfolio	0.65	0.55	0.65	Wells Capital Management	0.35		0.15
Emerging Growth Portfolio	0.80	0.70	0.79	Wells Capital Management	0.55		0.40
Equity Value Portfolio	0.65	0.55	0.64	Systematic Financial Management, L.P.	0.30		0.10
Index Portfolio	0.10	0.05	0.09	Golden Capital Management, LLC*	0.05	*	0.02	*
International Equity Portfolio	0.85	0.70	0.85	Wells Capital Management	0.45		0.40
International Growth Portfolio	0.85	0.70	0.85	Artisan Partners Limited Partnership	0.80		0.50
International Index Portfolio	0.35	0.30	0.35	SSgA Funds Management	0.08		0.06
International Value Portfolio	0.85	0.70	0.85	LSV Asset Management	0.35		0.30
Large Company Value Portfolio	0.65	0.55	0.65	Phocas Financial Corporation**	0.29	**	0.20	**
Small Cap Value Portfolio	0.80	0.70	0.80	Wells Capital Management	0.55		0.40
Small Company Growth Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	0.90		0.55
Small Company Value Portfolio	0.80	0.70	0.80	Peregrine Capital Management, Inc.	*	**	*	**
Inflation-Protected Bond Portfolio	0.40	0.30	0.40	Wells Capital Management	0.20		0.10
Managed Fixed Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.20		0.10
Stable Income Portfolio	0.40	0.30	0.40	Galliard Capital Management, Inc.	0.15		0.05
Total Return Bond Portfolio	0.40	0.30	0.36	Wells Capital Management	0.20		0.10

*	Prior to October 1, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.05% and declined to 0.02% as average daily net assets increased.

**	Prior to August 29, 2011, the Portfolio paid Wells Capital Management a sub-advisory fee which started at 0.35% and declined to 0.15% as average daily net assets increased.

***	For Small Company Value Portfolio, the sub-advisory fee starts at 0.50% and increases to 0.75% as its average net assets increase.

Funds Management has voluntarily waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	179

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended May 31, 2012 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$74,045,596	$0	$144,061,551
Diversified Large Cap Growth Portfolio	0	135,861,302	0	185,153,913
Emerging Growth Portfolio	0	582,741,185	0	769,025,886
Equity Value Portfolio	0	914,515,986	0	989,718,566
Index Portfolio	0	211,296,502	0	305,511,744
International Equity Portfolio	0	34,667,630	0	34,940,515
International Growth Portfolio	0	76,642,032	0	81,513,490
International Index Portfolio	0	11,596,348	0	12,167,253
International Value Portfolio	0	50,302,767	0	26,728,556
Large Company Value Portfolio	0	60,099,776	0	69,973,377
Small Cap Value Portfolio	0	15,709,831	0	18,199,480
Small Company Growth Portfolio	0	268,451,307	0	397,909,549
Small Company Value Portfolio	0	121,518,387	0	142,093,644
Inflation-Protected Bond Portfolio	19,924,561	0	51,367,240	0
Managed Fixed Income Portfolio	59,301,072	13,435,817	62,116,330	17,914,100
Stable Income Portfolio	405,916	13,845,128	873,427	2,847,598
Total Return Bond Portfolio	27,011,350,487	3,459,232,113	26,557,119,546	3,240,984,276

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2012, Index Portfolio, International Index Portfolio and Large Company Value Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the year ended May 31, 2012, Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates.

At May 31, 2012, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Contract Value at May 31, 2012	Unrealized Gains (Losses)
Index Portfolio	June 2012	145 Long	S&P 500 Index	$47,458,500	$(2,058,138)
International Index Portfolio	June 2012	10 Long	MSCI EAFE Index	667,250	(91,094)
Stable Income Portfolio	September 2012	20 Short	5-Year U.S. Treasury Notes	2,483,750	(665)

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin.

As of May 31, 2012, International Index Portfolio and Stable Income Portfolio had segregated $121,044 and $13,000, respectively, as cash collateral for open futures contracts.

180	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The Portfolios had average notional amounts in futures contracts outstanding during the year ended May 31, 2012 as follows:

	Long Contracts	Short Contracts
Index Portfolio	$41,503,842	$0
International Index Portfolio	625,775	0
Large Company Value Portfolio	235,549	0
Inflation-Protected Bond Portfolio	0	46,274
Stable Income Portfolio	0	1,707,170

During the year ended May 31, 2012, International Equity Portfolio entered into forward foreign currency contracts for economic hedging purposes. As of May 31, 2012, International Equity Portfolio did not have any open forward foreign currency contracts but had average contract amounts of $400,543 and $571,760 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the year ended May 31, 2012.

Total Return Bond Portfolio entered into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At May 31, 2012, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
12/20/2016	Citibank	Prudential Financial Incorporated, 4.50%, 7/15/2013	A	$5,000,000	1.00%	$267,671	$322,087	$(54,416)
06/20/2017	Citibank	Aetna Incorporated, 6.625%, 6/15/2036	A–	5,000,000	1.00%	(61,709)	(107,554)	45,845
06/20/2017	Citibank	Kraft Foods Incorporated, 6.50%, 8/11/2017	BBB–	5,000,000	1.00%	(92,239)	(126,881)	34,642
06/20/2017	Citibank	Sara Lee Corporation, 6.125%, 11/1/2032	BBB	5,000,000	1.00%	24,313	(28,684)	52,997

Credit default swaps on debt obligations – Sell protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
03/20/2017	Citibank	Coca-Cola Company, 5.35%, 11/15/2017	A+	$10,000,000	1.00%	$200,996	$232,402	$(31,406)
06/20/2017	Citibank	UnitedHealth Group Incorporated, 6.00%, 2/15/2018	A–	5,000,000	1.00%	(23,845)	9,612	(33,457)

Credit default swaps on an index – Buy protection

Expiration Date	Counterparty	Reference Index	Notional Amount	Fixed Payments Made	Value	Upfront Premiums Paid/ (Received)	Unrealized Gains (Losses)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	$5,000,000	1.00%	$31,726	$88,885	$(57,159)
12/20/2016	Barclays	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	31,726	44,498	(12,772)
12/20/2016	Citibank	Markit CDX North America Investment Grade 17 Index	5,000,000	1.00%	31,726	84,752	(53,026)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	181

Total Return Bond Portfolio had an average notional balance on credit default swaps of $27,789,617 during the year ended May 31, 2012.

Total Return Bond Portfolio’s credit default swap transactions may contain provisions for early termination in the event the net assets declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On May 31, 2012, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability position amounted to $177,793.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.

7. ACQUISITIONS

After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605

The aggregate net assets of the Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.

Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the eight months ended May 31, 2011 would have been

Net investment income	$597,721
Net realized and unrealized gains on investments	$39,879,016
Net increase in net assets resulting from operations	$40,476,737

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

182	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Allocation Funds	183

BOARD OF TRUSTEES AND SHAREHOLDERS OF

WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments and summary portfolios of investments (of the Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Index Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio), of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Large Company Value Portfolio, Wells Fargo Advantage Small Cap Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio, seventeen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2012, and the related statements of operations for the year then ended, statements of changes in net assets and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2012, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2012, the results of their operations for the year then ended, changes in their net assets and the financial highlights for each of the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 27, 2012

184	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2012:

Dividends-Received Deduction
Conservative Allocation Fund	10.93%
Growth Balanced Fund	49.65
Moderate Balanced Fund	24.34

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2012 have been designated as qualified dividend income (QDI):

QDI
Conservative Allocation Fund	$75,624
Growth Balanced Fund	2,297,900
Moderate Balanced Fund	2,088,653

For the fiscal year ended May 31, 2012, the following amounts have been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code:

Interest-Related Dividends
Conservative Allocation Fund	$409,005
Growth Balanced Fund	1,638,321
Moderate Balanced Fund	4,435,995

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	185

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Web site on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, each Fund’s and Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

186	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trusts and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Funds. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 139 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	187

Name and Year of Birth	Position Held and Length of Service*	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

188	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Conservative Allocation Fund, Growth Balanced Fund, Moderate Balanced Fund, C&B Large Cap Value Portfolio, Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, Equity Value Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Company Value Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Funds Trust Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Conservative Allocation Fund, Growth Balanced Fund, and the Moderate Balanced Fund (the “Allocation Funds”). The Master Trust Board reviewed and re-approved investment advisory agreements with Funds Management for each of the C&B Large Cap Value Portfolio, Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, Equity Value Portfolio, Index Portfolio, International Equity Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Company Value Portfolio, Small Cap Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and the Total Return Bond Portfolio (the “Master Portfolios”). The Allocation Funds and the Master Portfolios are, collectively, the “Funds.”

The Funds Trust Board also reviewed and re-approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for each of the Allocation Funds. The Master Trust Board reviewed and re-approved: (i) an investment sub-advisory agreement with Wells Capital Management for each of the Diversified Large Cap Growth Portfolio, Emerging Growth Portfolio, International Equity Portfolio, Small Cap Value Portfolio, Inflation-Protected Bond Portfolio, and the Total Return Bond Portfolio; (ii) an investment sub-advisory agreement with Artisan Partners Limited Partnership (“Artisan”) for the International Growth Portfolio; (iii) an investment sub-advisory agreement with Cooke & Bieler L.P. (“Cooke & Bieler”) for the C&B Large Cap Value Portfolio; (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the International Value Portfolio; (v) investment sub-advisory agreements with Peregrine Capital Management, Inc. (“Peregrine”) for the Small Company Growth Portfolio and Small Company Value Portfolio; (vi) an investment sub-advisory agreement with SSgA Funds Management (“SSgA”) for the International Index Portfolio; (vii) an investment sub-advisory agreement with Systematic Financial Management, L.P. (“Systematic”) for the Equity Value Portfolio; (viii) an investment sub-advisory agreement with Golden Capital Management, LLC (“Golden”) for the Index Portfolio; (ix) an investment sub-advisory agreement with Phocas Financial Corporation (“Phocas”) for the Large Company Value Portfolio; and (x) an investment sub-advisory agreement with Galliard Capital Management, Inc. (“Galliard”) for the Managed Fixed Income Portfolio and the Stable Income Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cooke & Bieler, LSV, Peregrine, SSgA, Systematic, Golden, Phocas, and Galliard (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Allocation Funds are gateway blended funds that invest substantially all of their assets in multiple Master Portfolios identified above. Information provided to the Boards regarding the Allocation Funds is also applicable to the Master Portfolios identified above, as relevant.

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	189

In providing information to the Boards, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Boards’ annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Boards also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of information provided to them. In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers supported the re-approval of the Advisory Agreements. Although the Boards considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, their decision to continue the Advisory Agreements for the Funds was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2011. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Growth Balanced Fund was higher than or in range of the median performance of its Universe for the periods under review, except for the five-year and ten-year periods. The Funds Trust Board also noted that the performance of the Growth Balanced Fund was lower than its benchmark, the Lipper Mixed-Asset Target Allocation Growth Funds Index, for the periods under review, except for the three-year period. The Funds Trust Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Growth Balanced Fund until September 30, 2013.

The Funds Trust Board noted that the performance of the Moderate Balanced Fund was lower the median performance of its Universe for the periods under review, except for the five-year period. The Funds Trust Board also noted that the performance of the Moderate Balanced Fund was lower than its benchmark, the Lipper Mixed-Asset Target Allocation Conservative Funds Index, for the periods under review, except for the three-year performance period. The Funds Trust Board also received information about the Moderate Balanced Fund’s more favorable recent performance.

The Funds Trust Board noted that the performance of the Conservative Allocation Fund was higher than or in range of the median performance of its Universe for the periods under review, except for the three-year period. The Funds Trust Board also noted that the performance of the Conservative Allocation Fund was higher than or in range of its benchmark, the Lipper Mixed-Asset Target Allocation Conservative Funds Index, for the periods under review, except for the three-year period. Funds Management provided the Funds Trust Board with additional information about the Conservative Allocation Fund’s more recent performance and noted that the Conservative Allocation Fund utilizes a tactical asset

190	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

allocation model. Funds Management advised the Funds Trust Board that this model detracted from historic performance, but contributed positively to more recent performance.

The Master Trust Board took note of the performance of the Master Portfolios in the context of reviewing the performance of the Allocation Funds.

The Funds Trust Board received and considered information regarding each Allocation Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Allocation Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in an Allocation Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Allocation Funds were lower than or in range of each Allocation Fund’s respective Expense Group’s median net operating expense ratios.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Allocation Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Allocation Fund’s Expense Group. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for each of the Allocation Funds were lower than or in range of each Allocation Fund’s respective Expense Group’s median Advisory Agreement Rate and Net Advisory Rate.

The Boards also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to certain Sub-Advisers for sub-advisory services. The Boards also considered these amounts in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the respective Allocation Fund or Master Portfolio.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Funds Trust Board determined, with respect to the Allocation Funds, that the Advisory Agreement Rates, both with and without an administration fee rate and before and after waivers, were reasonable in light of the Allocation Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were in range of their Expense Group medians.

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	191

The Master Trust Board concluded that the Advisory Agreement Rates were reasonable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were reasonable in light of the services covered by the sub-advisory agreements, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability reported on a fund by fund basis varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability reported by Funds Management was not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, Peregrine, Golden, and Galliard because, as affiliates of Funds Management, their profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management. The Master Trust Board did not consider separate profitability information with respect to Artisan, Cooke & Bieler, LSV, SSgA, Systematic and Phocas which are not affiliated with Funds Management. The Master Trust Board considered that the sub-advisory fees paid to these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis and concluded that their profitability from their relationships with the Master Portfolios managed by them was not a material factor in determining whether to renew the sub-advisory agreements with Artisan, Cooke & Bieler, LSV, SSgA, Systematic and Phocas.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. They noted that Funds Management proposed to institute new breakpoints in the advisory fee structure for the Conservative Allocation Fund, the Growth Balanced Fund, and the Moderate Balanced Fund.

The Boards considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management’s and each Sub-Adviser’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

192	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

Other factors and broader review

The Boards also considered the markets for distribution of the Allocation Funds’ shares, including the channels through which the Allocation Funds’ shares are offered and sold. The Boards noted that the Allocation Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and each Sub-Adviser annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Allocation Funds	193

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FGLMC	— Federal Government Loan Mortgage Company
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

210132 07-12 AAFLD/AR110 05-12

ITEM 2.	CODE OF ETHICS

As of the end of the period, May 31, 2012, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of
Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)

Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2011 and May 31, 2012 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended May 31, 2011 and May 31, 2012, the Audit Fees were $501,100 and $318,893, respectively.

(b)

Audit-Related Fees – There were no audit-related fees incurred for the fiscal years ended May 31, 2011 and May 31, 2012 for assurance and related services by the principal accountant for the Registrant.

(c)

Tax Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2011 and May 31, 2012 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended May 31, 2011 and May 30, 2012, the Tax Fees were $35,640 and $36,520, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended May 31, 2011 and May 30, 2012, the Tax Fees were $127,800 and $73,280, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)

All Other Fees – There were no other fees incurred for the fiscal years ended May 31, 2011 and May 31, 2012.

(e)(1)

The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Master Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)

Not Applicable.

(f)

Not Applicable.

(g)

Non-Audit Fees – There were no non-audit fees billed for the fiscal years ended May 31, 2011 and May 31, 2012, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

(h)

The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	1

Security Name	Shares	Value

Common Stocks: 97.59%

Consumer Discretionary: 11.08%

Auto Components: 0.26%
BorgWarner Incorporated †«	22,498	$1,614,232
Johnson Controls Incorporated «	133,628	4,027,548
The Goodyear Tire & Rubber Company †	48,005	501,652

		6,143,432

Automobiles: 0.42%
Ford Motor Company «	746,064	7,878,436
Harley-Davidson Incorporated	44,865	2,161,596

		10,040,032

Distributors: 0.08%
Genuine Parts Company «	30,577	1,926,351

Diversified Consumer Services: 0.08%
Apollo Group Incorporated Class A †	22,079	702,554
DeVry Incorporated	11,726	320,472
H&R Block Incorporated «	57,494	877,933

		1,900,959

Hotels, Restaurants & Leisure: 1.97%
Carnival Corporation «	88,908	2,853,058
Chipotle Mexican Grill Incorporated †	6,137	2,535,011
Darden Restaurants Incorporated «	25,213	1,304,268
International Game Technology	58,397	835,077
Marriott International Incorporated Class A «	52,429	2,029,527
McDonald’s Corporation	199,936	17,862,282
Starbucks Corporation	147,888	8,117,572
Starwood Hotels & Resorts Worldwide Incorporated	38,494	2,034,408
Wyndham Worldwide Corporation «	28,649	1,426,720
Wynn Resorts Limited	15,589	1,606,291
Yum! Brands Incorporated	90,376	6,358,855

		46,963,069

Household Durables: 0.32%
D.R. Horton Incorporated «	54,735	908,601
Harman International Industries Incorporated	13,777	540,334
Leggett & Platt Incorporated «	27,485	571,413
Lennar Corporation «	31,859	869,432
Newell Rubbermaid Incorporated	56,611	1,041,642
Pulte Homes Incorporated †	66,091	618,612
Stanley Black & Decker Incorporated	33,281	2,204,866
Whirlpool Corporation	15,038	930,551

		7,685,451

Internet & Catalog Retail: 0.99%
Amazon.com Incorporated †	71,462	15,214,974
Expedia Incorporated «	18,626	854,747

2	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated †«	10,878	$690,100
priceline.com Incorporated †	9,775	6,114,165
TripAdvisor Incorporated †	18,600	797,568

		23,671,554

Leisure Equipment & Products: 0.12%
Hasbro Incorporated	22,726	804,955
Mattel Incorporated «	66,543	2,071,484

		2,876,439

Media: 3.21%
Cablevision Systems Corporation New York Group Class A «	42,537	486,623
CBS Corporation Class B	127,411	4,066,959
Comcast Corporation Class A	529,304	15,302,179
DIRECTV Group Incorporated †	132,747	5,900,604
Discovery Communications Incorporated Class C †«	50,745	2,542,325
Gannett Company Incorporated «	46,509	607,408
Interpublic Group of Companies Incorporated	87,569	909,842
McGraw-Hill Companies Incorporated	54,570	2,367,247
News Corporation Class A	422,510	8,112,192
Omnicom Group Incorporated	53,550	2,553,264
Scripps Networks Interactive Incorporated «	18,740	1,026,390
Time Warner Cable Incorporated	61,653	4,648,636
Time Warner Incorporated	190,334	6,560,813
Viacom Incorporated Class B	106,028	5,060,716
Walt Disney Company	351,830	16,082,149
Washington Post Company Class B «	942	328,588

		76,555,935

Multiline Retail: 0.84%
Big Lots Incorporated †«	12,877	473,230
Dollar Tree Incorporated †	23,364	2,410,698
Family Dollar Stores Incorporated	23,117	1,566,177
JCPenney Company Incorporated «	28,395	744,801
Kohl’s Corporation	49,747	2,279,408
Macy’s Incorporated	81,305	3,093,655
Nordstrom Incorporated	31,378	1,486,376
Sears Holdings Corporation «	7,512	371,093
Target Corporation	131,830	7,634,275

		20,059,713

Specialty Retail: 2.09%
Abercrombie & Fitch Company Class A	16,810	563,807
AutoNation Incorporated †«	8,316	299,542
AutoZone Incorporated †«	5,352	2,035,152
Bed Bath & Beyond Incorporated †	46,473	3,357,674
Best Buy Company Incorporated «	55,700	1,042,704
CarMax Incorporated †	44,477	1,254,696
GameStop Corporation Class A «	26,779	513,621

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	3

Security Name	Shares	Value

Specialty Retail (continued)
Gap Incorporated	65,179	$1,727,244
Home Depot Incorporated «	302,600	14,930,284
Limited Brands Incorporated	48,283	2,141,834
Lowe’s Companies Incorporated	243,601	6,509,019
O’Reilly Automotive Incorporated †	24,991	2,393,888
Ross Stores Incorporated	44,881	2,837,826
Staples Incorporated «	136,248	1,790,299
Tiffany & Company	24,921	1,380,374
TJX Companies Incorporated	148,061	6,286,670
Urban Outfitters Incorporated †	21,796	609,634

		49,674,268

Textiles, Apparel & Luxury Goods: 0.70%
Coach Incorporated	56,487	3,810,048
Fossil Incorporated †	10,188	745,354
Nike Incorporated Class B	72,066	7,796,100
Ralph Lauren Corporation	12,687	1,887,826
VF Corporation	17,151	2,418,977

		16,658,305

Consumer Staples: 11.13%

Beverages: 2.64%
Beam Incorporated	30,763	1,863,007
Brown-Forman Corporation Class B	19,499	1,699,923
Coca-Cola Enterprises Incorporated	58,952	1,612,927
Constellation Brands Incorporated Class A †	31,885	615,062
Dr Pepper Snapple Group Incorporated «	41,629	1,717,613
Molson Coors Brewing Company	30,829	1,185,375
PepsiCo Incorporated «	308,308	20,918,698
The Coca-Cola Company	444,253	33,199,027

		62,811,632

Food & Staples Retailing: 2.35%
Costco Wholesale Corporation	85,374	7,375,460
CVS Caremark Corporation	255,649	11,488,866
Kroger Company	112,824	2,483,256
Safeway Incorporated «	47,189	897,535
Sysco Corporation	114,747	3,202,589
Wal-Mart Stores Incorporated	342,846	22,566,124
Walgreen Company	171,463	5,233,051
Whole Foods Market Incorporated	31,860	2,823,115

		56,069,996

Food Products: 1.86%
Archer Daniels Midland Company	129,875	4,140,415
Campbell Soup Company «	35,036	1,110,641
ConAgra Foods Incorporated	80,988	2,036,848
Dean Foods Company †	36,164	565,605

4	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Food Products (continued)
General Mills Incorporated	126,541	$4,843,989
H.J. Heinz Company «	62,793	3,333,052
Hormel Foods Corporation «	26,951	806,104
JM Smucker Company	22,253	1,703,690
Kellogg Company «	48,375	2,359,733
Kraft Foods Incorporated Class A	347,094	13,283,287
McCormick & Company Incorporated	26,117	1,471,954
Mead Johnson & Company	39,978	3,227,824
Sara Lee Corporation	116,126	2,427,033
The Hershey Company	30,102	2,012,620
Tyson Foods Incorporated Class A	57,217	1,108,293

		44,431,088

Household Products: 2.13%
Clorox Company «	25,479	1,752,955
Colgate-Palmolive Company	94,138	9,253,765
Kimberly-Clark Corporation	77,278	6,132,009
Procter & Gamble Company	540,672	33,678,459

		50,817,188

Personal Products: 0.16%
Avon Products Incorporated	84,594	1,400,031
Estee Lauder Companies Incorporated Class A	44,139	2,390,127

		3,790,158

Tobacco: 1.99%
Altria Group Incorporated	401,552	12,925,959
Lorillard Incorporated	25,911	3,202,600
Philip Morris International	337,993	28,563,788
Reynolds American Incorporated «	65,594	2,744,453

		47,436,800

Energy: 10.38%

Energy Equipment & Services: 1.68%
Baker Hughes Incorporated	85,893	3,584,315
Cameron International Corporation †	48,322	2,207,832
Diamond Offshore Drilling Incorporated «	13,645	793,866
FMC Technologies Incorporated †«	46,929	1,888,423
Halliburton Company	181,176	5,446,151
Helmerich & Payne Incorporated	21,079	954,879
Nabors Industries Limited †	56,666	767,824
National Oilwell Varco Incorporated	83,273	5,558,473
Noble Corporation «	49,500	1,547,865
Rowan Companies plc †«	24,258	727,740
Schlumberger Limited	261,812	16,559,609

		40,036,977

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	5

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 8.70%
Alpha Natural Resources Incorporated †	43,188	$452,610
Anadarko Petroleum Corporation	97,838	5,968,118
Apache Corporation	75,440	6,139,307
Cabot Oil & Gas Corporation	41,188	1,340,258
Chesapeake Energy Corporation «	130,044	2,197,744
Chevron Corporation	388,067	38,150,867
ConocoPhillips Company «	251,196	13,102,383
CONSOL Energy Incorporated «	44,577	1,251,722
Denbury Resources Incorporated †	76,610	1,158,343
Devon Energy Corporation	79,322	4,721,245
EOG Resources Incorporated	52,820	5,245,026
EQT Corporation	29,344	1,360,975
Exxon Mobil Corporation	925,177	72,746,668
Hess Corporation	59,394	2,595,518
Kinder Morgan Incorporated	86,989	2,974,154
Marathon Oil Corporation	138,176	3,441,964
Marathon Petroleum Corporation	68,235	2,461,236
Murphy Oil Corporation	38,057	1,774,217
Newfield Exploration Company †	26,006	779,140
Noble Energy Incorporated «	34,732	2,933,465
Occidental Petroleum Corporation	159,205	12,620,180
Peabody Energy Corporation	53,443	1,248,428
Phillips 66 Incorporated †	125,598	3,771,708
Pioneer Natural Resources Company	24,195	2,339,657
QEP Resources Incorporated	34,842	917,041
Range Resources Corporation «	30,984	1,779,721
Southwestern Energy Company †	68,515	1,920,475
Spectra Energy Corporation	127,817	3,669,626
Sunoco Incorporated	20,968	973,964
Tesoro Petroleum Corporation †	27,288	603,611
The Williams Companies Incorporated	122,812	3,749,450
Valero Energy Corporation	108,957	2,298,993
WPX Energy Incorporated †	38,989	571,969

		207,259,783

Financials: 14.90%

Capital Markets: 1.77%
Ameriprise Financial Incorporated	43,557	2,087,251
Bank of New York Mellon Corporation	236,494	4,815,018
BlackRock Incorporated	25,108	4,288,446
Charles Schwab Corporation	212,123	2,643,053
E*TRADE Financial Corporation †	49,843	423,167
Federated Investors Incorporated Class B «	18,126	364,151
Franklin Resources Incorporated	27,976	2,987,557
Goldman Sachs Group Incorporated	97,147	9,296,968
Invesco Limited	87,578	1,904,822
Legg Mason Incorporated «	24,411	621,260
Morgan Stanley	299,063	3,995,482
Northern Trust Corporation	47,329	2,043,666
State Street Corporation	95,762	3,946,352

6	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Capital Markets (continued)
T. Rowe Price Group Incorporated	49,757	$2,865,506

		42,282,699

Commercial Banks: 2.88%
Branch Banking & Trust Corporation	136,862	4,135,970
Comerica Incorporated	38,793	1,180,083
Fifth Third Bancorp	180,567	2,410,569
First Horizon National Corporation	50,329	426,790
Huntington Bancshares Incorporated	169,672	1,109,655
KeyCorp	187,070	1,403,025
M&T Bank Corporation	24,813	2,017,793
PNC Financial Services Group Incorporated	103,558	6,360,532
Regions Financial Corporation	277,366	1,744,632
SunTrust Banks Incorporated	104,496	2,395,048
US Bancorp	375,104	11,669,485
Wells Fargo & Company (l)	1,035,105	33,175,115
Zions Bancorporation	36,148	687,896

		68,716,593

Consumer Finance: 1.90%
American Express Company	199,206	11,121,671
Capital One Financial Corporation	108,636	5,580,631
Discover Financial Services	104,037	3,444,665
MasterCard Incorporated	20,860	8,479,799
Paychex Incorporated	63,315	1,897,551
SLM Corporation	99,977	1,396,679
Visa Incorporated Class A	97,646	11,248,819
Western Union Company	121,768	1,996,995

		45,166,810

Diversified Financial Services: 3.86%
Bank of America Corporation	2,106,703	15,484,267
Berkshire Hathaway Incorporated Class B †«	345,125	27,389,120
Citigroup Incorporated	574,879	15,240,042
CME Group Incorporated	13,042	3,359,228
InterContinental Exchange Incorporated †	14,249	1,744,790
JPMorgan Chase & Company	749,325	24,840,124
Leucadia National Corporation	38,888	790,204
Moody’s Corporation «	38,503	1,408,825
NASDAQ Stock Market Incorporated †	24,505	536,169
NYSE Euronext Incorporated	50,703	1,232,590

		92,025,359

Insurance: 2.33%
ACE Limited	66,181	4,786,872
AFLAC Incorporated	91,689	3,674,895
Allstate Corporation	97,812	3,319,739
American International Group Incorporated †	125,491	3,661,827
Aon plc	63,831	2,968,142

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	7

Security Name	Shares	Value

Insurance (continued)
Assurant Incorporated	17,176	$573,335
Chubb Corporation «	53,221	3,835,637
Cincinnati Financial Corporation «	31,855	1,149,328
Genworth Financial Incorporated †	96,456	505,429
Lincoln National Corporation	57,187	1,182,055
Loews Corporation	59,974	2,332,389
Marsh & McLennan Companies Incorporated	106,669	3,411,275
MetLife Incorporated	208,136	6,079,653
Principal Financial Group Incorporated «	59,174	1,453,313
Prudential Financial Incorporated	92,258	4,285,384
The Hartford Financial Services Group Incorporated	86,416	1,453,517
The Progressive Corporation «	120,035	2,608,361
The Travelers Companies Incorporated	77,158	4,821,603
Torchmark Corporation «	19,666	917,616
UnumProvident Corporation	57,046	1,138,068
XL Group plc	61,964	1,265,305

		55,423,743

Real Estate Management & Development: 0.04%
CBRE Group Incorporated †	64,375	1,058,969

REITs: 2.06%
American Tower Corporation	77,284	5,014,186
Apartment Investment & Management Company Class A	25,939	702,169
AvalonBay Communities Incorporated	18,689	2,611,788
Boston Properties Incorporated	29,106	2,995,881
Equity Residential Corporation	58,935	3,600,929
HCP Incorporated	80,386	3,282,964
Health Care REIT Incorporated	41,276	2,289,580
Host Hotels & Resorts Incorporated «	138,890	2,119,461
Kimco Realty Corporation «	79,888	1,433,990
Plum Creek Timber Company «	31,683	1,156,430
Prologis Incorporated	90,094	2,881,206
Public Storage Incorporated	27,907	3,724,747
Simon Property Group Incorporated	60,115	8,868,165
Ventas Incorporated	56,712	3,335,800
Vornado Realty Trust	36,330	2,976,154
Weyerhaeuser Company	105,312	2,096,762

		49,090,212

Thrifts & Mortgage Finance: 0.06%
Hudson City Bancorp Incorporated	103,558	642,060
People’s United Financial Incorporated «	70,504	819,962

		1,462,022

Health Care: 11.42%

Biotechnology: 1.41%
Alexion Pharmaceuticals Incorporated †	36,509	3,306,620
Amgen Incorporated	155,353	10,800,141

8	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Biotechnology (continued)
Biogen Idec Incorporated †	46,860	$6,126,945
Celgene Corporation †	86,136	5,878,782
Gilead Sciences Incorporated †	148,656	7,425,367

		33,537,855

Health Care Equipment & Supplies: 1.74%
Baxter International Incorporated	109,993	5,567,846
Becton Dickinson & Company «	41,242	3,016,027
Boston Scientific Corporation †	284,890	1,635,269
C.R. Bard Incorporated	16,500	1,603,635
CareFusion Corporation †	44,119	1,069,445
Covidien plc	94,877	4,912,731
DENTSPLY International Incorporated «	27,882	1,031,634
Edwards Lifesciences Corporation †«	22,570	1,926,801
Intuitive Surgical Incorporated †	7,714	4,035,193
Medtronic Incorporated	204,262	7,525,012
St. Jude Medical Incorporated	62,904	2,416,772
Stryker Corporation	63,573	3,270,831
Varian Medical Systems Incorporated †«	22,179	1,301,020
Zimmer Holdings Incorporated	34,964	2,120,567

		41,432,783

Health Care Providers & Services: 1.99%
Aetna Incorporated	68,781	2,812,455
AmerisourceBergen Corporation	50,611	1,872,101
Cardinal Health Incorporated	67,856	2,807,881
CIGNA Corporation	56,242	2,469,586
Coventry Health Care Incorporated	27,716	842,566
DaVita Incorporated †	18,393	1,494,431
Express Scripts Holding Corporation †	156,869	8,186,993
Humana Incorporated	32,202	2,459,911
Laboratory Corporation of America Holdings †«	19,080	1,588,982
McKesson Corporation	48,309	4,216,410
Patterson Companies Incorporated	17,186	571,263
Quest Diagnostics Incorporated «	31,081	1,768,509
Tenet Healthcare Corporation †«	80,479	379,056
UnitedHealth Group Incorporated	205,120	11,439,542
WellPoint Incorporated	65,709	4,428,130

		47,337,816

Health Care Technology: 0.09%
Cerner Corporation †	28,645	2,233,164

Life Sciences Tools & Services: 0.30%
Life Technologies Corporation †	34,993	1,431,564
PerkinElmer Incorporated	22,272	592,435
Thermo Fisher Scientific Incorporated	71,815	3,625,221
Waters Corporation †	17,482	1,394,714

		7,043,934

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	9

Security Name	Shares	Value

Pharmaceuticals: 5.89%
Abbott Laboratories	308,644	$19,071,113
Allergan Incorporated	59,760	5,393,340
Bristol-Myers Squibb Company	331,365	11,047,709
Eli Lilly & Company	200,447	8,208,305
Forest Laboratories Incorporated †	52,122	1,824,270
Hospira Incorporated †	32,337	1,010,855
Johnson & Johnson Services Incorporated	538,842	33,639,906
Merck & Company Incorporated	597,520	22,454,802
Mylan Laboratories Incorporated †	83,805	1,816,054
Perrigo Company «	18,315	1,902,745
Pfizer Incorporated	1,479,766	32,362,482
Watson Pharmaceuticals Incorporated †	24,962	1,779,541

		140,511,122

Industrials: 10.15%

Aerospace & Defense: 2.42%
Boeing Company	146,381	10,189,581
General Dynamics Corporation	70,042	4,483,388
Goodrich Corporation	24,694	3,105,764
Honeywell International Incorporated	152,199	8,471,396
L-3 Communications Holdings Incorporated	19,429	1,324,864
Lockheed Martin Corporation	52,329	4,332,841
Northrop Grumman Corporation	49,590	2,913,413
Precision Castparts Corporation	28,494	4,735,988
Raytheon Company	66,716	3,357,149
Rockwell Collins Incorporated	29,175	1,469,545
United Technologies Corporation	178,659	13,240,418

		57,624,347

Air Freight & Logistics: 0.97%
C.H. Robinson Worldwide Incorporated	32,064	1,868,049
Expeditors International of Washington Incorporated	41,630	1,592,348
FedEx Corporation	61,731	5,502,701
United Parcel Service Incorporated Class B	188,191	14,103,034

		23,066,132

Airlines: 0.06%
Southwest Airlines Company	151,717	1,370,005

Building Products: 0.04%
Masco Corporation	70,135	888,610

Commercial Services & Supplies: 0.49%
Avery Dennison Corporation	20,888	608,050
Cintas Corporation «	21,646	798,737
Dun & Bradstreet Corporation «	9,368	632,996
Equifax Incorporated	23,525	1,062,624
Iron Mountain Incorporated	33,583	952,078
Pitney Bowes Incorporated «	39,217	534,920

10	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Commercial Services & Supplies (continued)
Republic Services Incorporated	61,747	$1,627,651
Robert Half International Incorporated	27,902	792,975
RR Donnelley & Sons Company «	35,038	377,009
Stericycle Incorporated †«	16,638	1,451,832
Waste Management Incorporated «	90,565	2,937,929

		11,776,801

Construction & Engineering: 0.14%
Fluor Corporation	33,174	1,555,197
Jacobs Engineering Group Incorporated †	25,223	895,921
Quanta Services Incorporated †	41,484	936,709

		3,387,827

Electrical Equipment: 0.54%
Cooper Industries plc	31,114	2,193,537
Emerson Electric Company «	144,165	6,742,597
Rockwell Automation Incorporated	27,951	2,026,727
Roper Industries Incorporated «	19,020	1,925,204

		12,888,065

Industrial Conglomerates: 2.40%
3M Company	136,335	11,508,037
General Electric Company	2,077,037	39,650,636
Textron Incorporated «	54,892	1,297,098
Tyco International Limited	90,485	4,810,183

		57,265,954

Machinery: 2.07%
Caterpillar Incorporated «	127,107	11,137,115
Cummins Incorporated	37,674	3,652,494
Danaher Corporation	112,303	5,836,387
Deere & Company	78,876	5,826,570
Dover Corporation	36,051	2,039,045
Eaton Corporation	65,700	2,802,762
Flowserve Corporation	10,697	1,099,438
Illinois Tool Works Incorporated	94,962	5,332,116
Ingersoll-Rand plc	58,373	2,411,389
Joy Global Incorporated	20,772	1,160,324
Paccar Incorporated «	70,053	2,631,891
Pall Corporation	22,654	1,260,922
Parker Hannifin Corporation	29,621	2,421,221
Snap-On Incorporated «	11,462	693,566
Xylem Incorporated	36,260	918,466

		49,223,706

Road & Rail: 0.82%
CSX Corporation	206,554	4,314,913
Norfolk Southern Corporation	64,805	4,246,024
Ryder System Incorporated	10,044	434,001

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	11

Security Name	Shares	Value

Road & Rail (continued)
Union Pacific Corporation	94,234	$10,497,668

		19,492,606

Trading Companies & Distributors: 0.20%
Fastenal Company «	57,961	2,563,615
W.W. Grainger Incorporated	11,972	2,318,378

		4,881,993

Information Technology: 18.49%

Communications Equipment: 1.84%
Cisco Systems Incorporated	1,057,227	17,264,517
F5 Networks Incorporated †	15,545	1,608,597
Harris Corporation «	22,353	889,202
JDS Uniphase Corporation †	45,116	457,927
Juniper Networks Incorporated †«	103,323	1,777,156
Motorola Solutions Incorporated	57,756	2,776,908
QUALCOMM Incorporated	332,015	19,027,780

		43,802,087

Computers & Peripherals: 5.59%
Apple Incorporated †	183,019	105,735,567
Dell Incorporated †	299,747	3,695,881
EMC Corporation †	403,008	9,611,741
Hewlett-Packard Company	387,940	8,798,479
Lexmark International Incorporated «	13,906	347,789
NetApp Incorporated †	71,253	2,120,489
SanDisk Corporation †	47,581	1,555,899
Western Digital Corporation †	45,921	1,441,460

		133,307,305

Electronic Equipment, Instruments & Components: 0.54%
Agilent Technologies Incorporated	68,237	2,774,516
Amphenol Corporation Class A	32,061	1,705,325
Corning Incorporated	298,735	3,880,568
FLIR Systems Incorporated	30,238	644,977
Jabil Circuit Incorporated	36,193	692,372
Molex Incorporated	26,954	621,829
TE Connectivity Limited	83,656	2,628,472

		12,948,059

Internet Software & Services: 1.83%
Akamai Technologies Incorporated †	34,901	1,023,995
eBay Incorporated †	224,826	8,810,931
Google Incorporated Class A †	49,781	28,915,792
VeriSign Incorporated	31,313	1,197,096
Yahoo! Incorporated †	238,252	3,630,960

		43,578,774

12	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

IT Services: 2.82%
Accenture plc	127,043	$7,254,155
Automatic Data Processing Incorporated «	96,297	5,021,889
Cognizant Technology Solutions Corporation Class A †	59,551	3,468,846
Computer Sciences Corporation «	30,440	810,922
Fidelity National Information Services Incorporated	46,034	1,508,995
Fiserv Incorporated †	27,204	1,834,366
International Business Machines Corporation	227,438	43,872,790
SAIC Incorporated «	54,251	602,729
Teradata Corporation †	32,860	2,184,533
Total System Services Incorporated	31,515	733,354

		67,292,579

Office Electronics: 0.08%
Xerox Corporation	261,441	1,887,604

Semiconductors & Semiconductor Equipment: 2.21%
Advanced Micro Devices Incorporated †	115,171	700,240
Altera Corporation	63,280	2,114,185
Analog Devices Incorporated	58,463	2,126,299
Applied Materials Incorporated	253,439	2,618,025
Broadcom Corporation Class A	96,282	3,114,723
First Solar Incorporated †«	11,544	144,993
Intel Corporation	980,685	25,340,900
KLA-Tencor Corporation	32,729	1,499,970
Linear Technology Corporation «	44,948	1,304,391
LSI Corporation †	111,255	739,846
Microchip Technology Incorporated «	37,700	1,169,454
Micron Technology Incorporated †«	193,903	1,132,394
Novellus Systems Incorporated †	13,865	579,973
NVIDIA Corporation †	119,867	1,489,947
Teradyne Incorporated †«	36,600	528,870
Texas Instruments Incorporated «	224,751	6,400,908
Xilinx Incorporated	51,397	1,643,162

		52,648,280

Software: 3.58%
Adobe Systems Incorporated †	96,931	3,009,708
Autodesk Incorporated †	44,343	1,419,863
BMC Software Incorporated †	32,237	1,364,270
CA Incorporated «	71,497	1,778,130
Citrix Systems Incorporated †	36,428	2,662,158
Electronic Arts Incorporated †	65,049	885,967
Intuit Incorporated	57,889	3,255,098
Microsoft Corporation	1,465,881	42,789,066
Oracle Corporation	769,502	20,368,718
Red Hat Incorporated †	37,912	1,947,919
Salesforce.com Incorporated †«	26,696	3,700,600
Symantec Corporation †	143,185	2,124,865

		85,306,362

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	13

Security Name	Shares	Value

Materials: 3.30%

Chemicals: 2.26%
Air Products & Chemicals Incorporated	41,340	$3,267,514
Airgas Incorporated	13,491	1,171,154
CF Industries Holdings Incorporated	12,853	2,197,349
Dow Chemical Company	232,681	7,227,072
E.I. du Pont de Nemours & Company	182,996	8,831,387
Eastman Chemical Company «	26,887	1,251,859
Ecolab Incorporated	57,175	3,614,032
FMC Corporation	27,418	1,397,495
International Flavors & Fragrances Incorporated	15,885	895,596
Monsanto Company	105,098	8,113,566
Mosaic Company	58,454	2,787,087
PPG Industries Incorporated	29,838	3,086,443
Praxair Incorporated	58,576	6,223,114
Sherwin-Williams Company «	16,972	2,200,250
Sigma-Aldrich Corporation «	23,699	1,644,000

		53,907,918

Construction Materials: 0.04%
Vulcan Materials Company	25,370	879,071

Containers & Packaging: 0.13%
Ball Corporation	30,645	1,224,881
Bemis Company Incorporated	20,236	614,365
Owens-Illinois Incorporated †	32,273	630,614
Sealed Air Corporation	37,699	589,989

		3,059,849

Metals & Mining: 0.73%
Alcoa Incorporated «	209,271	1,789,267
Allegheny Technologies Incorporated	20,945	672,753
Cliffs Natural Resources Incorporated	27,876	1,331,915
Freeport-McMoRan Copper & Gold Incorporated Class B	186,063	5,961,459
Newmont Mining Corporation	97,178	4,582,914
Nucor Corporation	62,203	2,224,379
Titanium Metals Corporation	16,162	185,540
United States Steel Corporation «	28,267	573,820

		17,322,047

Paper & Forest Products: 0.14%
International Paper Company	85,797	2,505,272
MeadWestvaco Corporation	33,558	922,845

		3,428,117

Telecommunication Services: 3.11%

Diversified Telecommunication Services: 2.92%
AT&T Incorporated	1,163,778	39,766,294
CenturyTel Incorporated	121,626	4,770,172
Frontier Communications Corporation «	195,322	730,504

14	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Diversified Telecommunication Services (continued)
Verizon Communications Incorporated «	556,596	$23,176,657
Windstream Corporation «	115,121	1,077,533

		69,521,160

Wireless Telecommunication Services: 0.19%
Crown Castle International Corporation †	49,143	2,683,208
MetroPCS Communications Incorporated †	57,638	368,883
Sprint Nextel Corporation †	588,369	1,512,108

		4,564,199

Utilities: 3.63%

Electric Utilities: 2.16%
American Electric Power Company Incorporated	94,893	3,654,329
Consolidated Edison Incorporated «	57,491	3,470,157
Duke Energy Corporation «	262,216	5,763,508
Edison International	63,955	2,875,417
Entergy Corporation	34,669	2,237,191
Exelon Corporation	167,068	6,178,175
FirstEnergy Corporation	82,093	3,841,131
Nextera Energy Incorporated	81,699	5,338,213
Northeast Utilities	61,462	2,213,247
Pepco Holdings Incorporated «	44,678	851,563
Pinnacle West Capital Corporation «	21,446	1,059,003
PPL Corporation	113,700	3,111,969
Progress Energy Incorporated	57,950	3,176,819
The Southern Company	170,103	7,809,429

		51,580,151

Gas Utilities: 0.11%
AGL Resources Incorporated	22,986	861,515
ONEOK Incorporated	20,394	1,692,498

		2,554,013

Independent Power Producers & Energy Traders: 0.09%
AES Corporation †	126,288	1,526,822
NRG Energy Incorporated †«	44,693	684,697

		2,211,519

Multi-Utilities: 1.27%
Ameren Corporation	47,628	1,538,861
CenterPoint Energy Incorporated	83,636	1,691,956
CMS Energy Corporation	50,501	1,176,673
Dominion Resources Incorporated	111,912	5,826,139
DTE Energy Company	33,253	1,889,768
Integrys Energy Group Incorporated «	15,367	831,355
NiSource Incorporated «	55,390	1,389,735
PG&E Corporation	80,892	3,534,980
Public Service Enterprise Group Incorporated	99,335	3,098,259
SCANA Corporation «	22,763	1,068,723

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Index Portfolio	15

Security Name			Shares	Value

Multi-Utilities (continued)
Sempra Energy			47,227	$3,070,227
TECO Energy Incorporated			42,361	737,081
Wisconsin Energy Corporation «			45,238	1,711,806
Xcel Energy Incorporated			95,562	2,677,633

				30,243,196

Total Common Stocks (Cost $1,962,004,877)				2,326,040,547

Investment Companies: 0.31%
SPDR S&P 500 ETF «			56,617	7,444,569

Total Investment Companies (Cost $7,841,767)				7,444,569

			Principal

Other: 0.13%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)			$4,288,601	1,157,922
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)144A±			4,710,348	1,978,346

Total Other (Cost $1,083,776)				3,136,268

	Yield		Shares
Short-Term Investments: 9.52%

Investment Companies: 9.35%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%		38,079,689	38,079,689
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		184,802,628	184,802,628

				222,882,317

		Maturity Date	Principal

U.S. Treasury Securities: 0.17%
U.S. Treasury Bill #(z)	0.01	06/14/2012	$500,000	499,999
U.S. Treasury Bill #(z)	0.03	07/26/2012	1,500,000	1,499,925
U.S. Treasury Bill #(z)	0.05	08/02/2012	1,000,000	999,910
U.S. Treasury Bill #(z)	0.05	08/02/2012	1,000,000	999,914

				3,999,748

Total Short-Term Investments (Cost $226,881,959)				226,882,065

Total Investments in Securities
(Cost $2,197,812,379)*	107.55%	2,563,503,449
Other Assets and Liabilities, Net	(7.55)	(180,004,721)

Total Net Assets	100.00%	$2,383,498,728

16	Wells Fargo Advantage Index Portfolio	Portfolio of Investments—May 31, 2012

†	Non-income earning security

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity at time of purchase.

*	Cost for federal income tax purposes is $2,299,285,439 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$613,249,821
Gross unrealized depreciation	(349,031,811)

Net unrealized appreciation	$264,218,010

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	1

Security Name	Shares	Value

Common Stocks: 96.53%

Australia: 8.42%
AGL Energy Limited (Utilities, Multi-Utilities) †	1,328	$19,650
Alumina Limited (Materials, Metals & Mining)	5,836	5,600
Amcor Limited (Materials, Containers & Packaging)	3,078	22,397
AMP Limited (Financials, Insurance)	6,990	26,419
APA Group (Utilities, Gas Utilities)	1,367	6,685
Asciano Group (Industrials, Road & Rail)	2,473	10,937
ASX Limited (Financials, Diversified Financial Services)	444	12,741
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,715	136,709
Bendigo Bank Limited (Financials, Commercial Banks)	939	6,668
BHP Billiton Limited (Materials, Metals & Mining)	8,045	250,537
BlueScope Steel Limited (Materials, Metals & Mining) †	3,843	1,292
Boral Limited (Materials, Construction Materials)	1,989	6,839
Brambles Limited (Industrials, Commercial Services & Supplies)	3,625	23,517
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	340	4,521
Campbell Brothers Limited (Industrials, Commercial Services & Supplies)	171	9,686
Centro Retail Australia REIT (Financials, Real Estate Management & Development) †	3,192	5,903
CFS Retail Property Trust REIT (Financials, REITs) †	4,680	8,571
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,395	17,461
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	144	8,798
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,948	189,980
Computershare Limited (Information Technology, IT Services)	1,127	8,552
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,008	8,326
CSL Limited (Health Care, Biotechnology)	1,282	47,017
Dexus Property Group (Financials, REITs)	12,269	11,234
Duluxgroup Limited (Materials, Chemicals)	19	55
Echo Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,685	7,222
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	4,064
Fortescue Metals Group Limited (Materials, Metals & Mining)	3,512	15,805
GPT Group (Financials, REITs)	3,628	11,450
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)	1,574	3,020
Iluka Resources Limited (Materials, Metals & Mining)	1,062	13,862
Incitec Pivot Limited (Materials, Chemicals)	4,129	11,423
Insurance Australia Group Limited (Financials, Insurance)	5,091	16,514
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	6,816
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,404	10,038
Lynas Corporation Limited (Materials, Metals & Mining) †	4,312	4,347
Macquarie Goodman Group (Financials, REITs)	3,562	11,728
Macquarie Group Limited (Financials, Capital Markets)	853	22,410
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,950	7,256
Mirvac Group (Financials, REITs)	8,663	10,380
National Australia Bank Limited (Financials, Commercial Bank) «	5,611	122,868
Newcrest Mining Limited (Materials, Metals & Mining)	1,874	45,491
Orica Limited (Materials, Chemicals)	891	21,490
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,659	33,361
OZ Minerals Limited (Materials, Metals & Mining)	821	6,974
Qantas Airways Limited (Industrials, Airlines) †	2,792	4,052
QBE Insurance Group Limited (Financials, Insurance)	2,901	34,984
QR National Limited (Industrials, Road & Rail)	4,330	14,383

2	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Australia (continued)
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	$7,207
Rio Tinto Limited (Materials, Metals & Mining)	1,092	60,483
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,313	27,015
Sims Group Limited (Materials, Metals & Mining)	397	4,242
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	939	11,159
SP AusNet (Utilities, Electric Utilities)	4,123	4,056
Stockland (Financials, REITs)	5,682	17,656
SunCorp-Metway Limited (Financials, Insurance)	3,150	23,811
Sydney Airport (Industrials, Transportation Infrastructure)	1,087	3,071
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,795	5,071
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,283	8,379
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	10,663	36,873
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,620	7,291
Transurban Group (Industrials, Transportation Infrastructure)	3,286	18,117
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,520	71,678
Westfield Group (Financials, REITs)	5,371	47,558
Westfield Retail Trust (Financials, REITs)	7,104	18,822
Westpac Banking Corporation (Financials, Commercial Banks)	7,654	151,277
Whitehaven Coal Limited (Energy, Oil, Gas & Consumable Fuels)	1,128	4,373
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,578	49,449
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,069	79,043
WorleyParsons Limited (Energy, Energy Equipment & Services)	490	12,267

		1,958,931

Austria: 0.27%
Andritz AG (Industrials, Machinery)	182	9,617
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	480	8,294
IMMOEAST AG (Financials, REITs) (a)†	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REITs)	2,606	7,437
OMV AG (Energy, Oil, Gas & Consumable Fuels)	415	11,305
Raiffeisen International Bank Holdings AG (Financials, Commercial Banks)	128	3,511
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	842	7,756
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	4,115
Voestalpine AG (Materials, Metals & Mining)	289	7,218
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	97	3,400

		62,653

Belgium: 1.03%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	1,997	135,194
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages) †	2,600	3
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	386	10,166
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	7,992
Delhaize Group SA (Consumer Staples, Food & Staples Retailing)	258	9,385
Fortis (Financials, Insurance)	5,610	8,872
Fortis VVPR Strip (Financials, Insurance) †	9,100	11
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	205	12,824
KBC Groep NV (Financials, Commercial Banks)	394	6,036
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	80	2,369
Solvay SA (Materials, Chemicals)	150	15,717

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	3

Security Name	Shares	Value

Belgium (continued)
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	142	$5,790
UCB SA (Health Care, Pharmaceuticals)	256	12,002
Umicore (Materials, Chemicals)	289	13,715

		240,076

Bermuda: 0.24%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels) †	50	3
Li & Fung Limited (Consumer Discretionary, Distributors)	14,400	26,419
Seadrill Limited (Energy, Energy Equipment & Services)	882	29,093

		55,515

Denmark: 1.08%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	5,907
A.P. Moller-Maersk AS Class B (Industrials, Marine)	3	18,610
Carlsberg A/S (Consumer Staples, Beverages)	262	19,523
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	58	9,970
Danske Bank A/S (Financials, Commercial Banks) †	1,597	21,140
DSV A/S (Industrials, Road & Rail)	478	9,282
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,021	135,831
Novozymes A/S B Shares (Materials, Chemicals)	585	15,682
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	1,300	8,201
Trygvesta A/S (Financials, Insurance)	62	3,252
William Demant Holding A/S (Health Care, Health Care Equipment & Supplies) †	59	5,184

		252,582

Finland: 0.72%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	360	7,051
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,088	19,749
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	170	4,255
Kone Oyj (Industrials, Machinery)	381	21,261
Metso Oyj (Industrials, Machinery)	324	10,569
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	314	2,885
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,170	24,083
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	279	10,453
Orion Oyj (Health Care, Pharmaceuticals)	267	4,645
Pohjola Bank plc (Financials, Diversified Financial Services)	368	3,829
Sampo Oyj (Financials, Insurance)	1,029	23,717
Stora Enso Oyj (Materials, Paper & Forest Products)	1,475	7,999
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,331	13,635
Wartsila Oyj (Industrials, Machinery)	425	13,926

		168,057

France: 8.30%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	374	11,092
Aeroports de Paris (Industrials, Transportation Infrastructure)	88	6,372
Air Liquide SA (Materials, Chemicals)	782	84,579
Alcatel SA (Information Technology, Communications Equipment) †	5,883	9,151
Alstom SA (Industrials, Machinery)	523	15,194
Arkema (Industrials, Professional Services) «	140	9,158

4	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

France (continued)
Atos Origin SA (Information Technology, IT Services)	121	$6,617
AXA SA (Financials, Insurance) «	4,431	49,754
BNP Paribas SA (Financials, Commercial Banks) «	2,420	76,978
Bouygues SA (Industrials, Construction & Engineering)	479	11,555
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	139	11,962
Cap Gemini SA (Information Technology, IT Services) «	375	12,635
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,414	24,382
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure) «	140	11,735
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	133	17,375
CNP Assurances (Financials, Insurance)	355	3,841
Compagnie de Saint-Gobain (Industrials, Building Products)	983	34,787
Compagnie Generale de Geophysique - Veritas (Energy, Energy Equipment & Services) †	366	7,933
Compagnie Generale des Etablissements Michelin (Consumer Discretionary, Auto Components) «	441	25,765
Credit Agricole SA (Financials, Commercial Banks)	2,533	9,058
Dassault Systemes SA (Information Technology, Software)	145	13,185
Edenred (Consumer Staples, Commercial Services & Supplies)	401	10,579
Electricite de France (Utilities, Electric Utilities)	613	11,798
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies) «	510	43,563
Eurazeo (Financials, Diversified Financial Services)	94	3,589
Eutelsat Communications SA (Consumer Discretionary, Media)	332	8,695
Fonciere des Regions (Financials, REITs)	77	4,955
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,645	58,354
GDF Suez (Utilities, Multi-Utilities)	3,105	61,333
GDF Suez VVPR Strip (Utilities, Multi-Utilities) †	1,701	2
Gecina SA (Financials, REITs)	56	4,750
Groupe Danone SA (Consumer Staples, Food Products)	1,447	92,842
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,366	10,506
ICADE (Financials, REITs) †	59	4,557
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	57	7,348
Imerys SA (Materials, Construction Materials)	87	4,177
JC Decaux SA (Consumer Discretionary, Media)	167	3,490
Klepierre (Financials, REITs)	286	8,859
L’Oreal SA (Consumer Staples, Personal Products)	602	67,678
Lafarge SA (Materials, Construction Materials)	492	18,093
Lagardere SCA (Consumer Discretionary, Media)	283	6,701
Legrand SA (Industrials, Electrical Equipment) «	567	17,058
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	636	93,898
Natixis (Financials, Commercial Banks) «	2,371	5,544
Pernod-Ricard SA (Consumer Staples, Beverages)	531	51,870
Peugeot SA (Consumer Discretionary, Automobiles)	585	5,769
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	186	26,449
Publicis Groupe SA (Consumer Discretionary, Media)	365	16,884
Remy Cointreau SA (Consumer Staples, Beverages)	56	5,556
Renault SA (Consumer Discretionary, Automobiles)	471	19,734
Rexel SA (Industrials, Trading Companies & Distributors)	269	4,780
Safran SA (Industrials, Aerospace & Defense) «	575	19,748
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	3,024	205,655
Schneider Electric SA (Industrials, Electrical Equipment)	1,307	69,606
SCOR SE (Financials, Insurance)	438	9,505
Societe BIC SA (Industrials, Commercial Services & Supplies)	70	6,838

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	5

Security Name	Shares	Value

France (continued)
Societe Generale SA (Financials, Diversified Financial Services)	1,750	$34,752
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	239	17,347
Suez Environnement SA (Utilities, Water Utilities) «	709	7,701
Technip SA (Energy, Energy Equipment & Services)	243	22,148
Thales SA (Industrials, Aerospace & Defense) «	242	7,155
Total SA (Energy, Oil, Gas & Consumable Fuels)	5,317	228,562
Unibail-Rodamco (Financials, Real Estate Management & Development)	225	37,169
Vallourec SA (Industrials, Machinery) «	287	10,717
Veolia Environnement SA (Utilities, Multi-Utilities) «	922	10,530
Vinci SA (Industrials, Construction & Engineering) «	1,107	44,219
Vivendi SA (Consumer Discretionary, Media)	3,230	52,160
Wendel SA (Industrials, Industrial Conglomerates)	84	5,509
Zodiac Aerospace SA (Industrials, Aerospace & Defense)	86	8,378

		1,930,218

Germany: 7.30%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	512	38,106
Allianz AG (Financials, Insurance)	1,141	103,147
Axel Springer AG (Consumer Discretionary, Media)	100	4,028
BASF SE (Materials, Chemicals)	2,287	159,436
Bayer AG (Health Care, Pharmaceuticals)	2,056	130,010
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	829	62,631
Beiersdorf AG (Consumer Staples, Personal Products)	256	16,137
Brenntag AG (Materials, Chemicals)	117	13,181
Celesio AG (Health Care, Health Care Providers & Services)	224	3,087
Commerzbank AG (Financials, Commercial Banks) †	9,075	14,969
Continental AG (Consumer Discretionary, Auto Components)	203	16,906
Daimler AG (Consumer Discretionary, Automobiles)	2,246	103,950
Deutsche Bank AG (Financials, Capital Markets) «	2,328	83,723
Deutsche Boerse AG (Financials, Diversified Financial Services)	477	22,717
Deutsche Lufthansa AG (Industrials, Airlines)	580	6,083
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,072	34,126
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,036	69,374
E.ON AG (Utilities, Electric Utilities)	4,511	82,441
Fraport AG (Industrials, Transportation Infrastructure)	92	4,652
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	514	34,123
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	307	29,002
GEA Group AG (Industrials, Machinery)	443	11,273
Hannover Rueckversicherung AG (Financials, Insurance)	153	8,183
Heidelbergcement AG (Materials, Construction Materials)	357	15,485
Henkel KGaA (Consumer Staples, Household Products)	329	18,044
Hochtief AG (Industrials, Construction & Engineering)	107	4,841
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,661	21,019
K+S AG (Materials, Chemicals)	422	16,828
Kabel Deutschland Holding AG (Consumer Discretionary, Media) †	228	12,935
LANXESS AG (Materials, Chemicals)	211	13,982
Linde AG (Materials, Chemicals)	428	65,676
MAN AG (Industrials, Machinery)	106	10,142
Merck KGaA (Health Care, Pharmaceuticals)	164	15,170
Metro AG (Consumer Staples, Food & Staples Retailing)	329	9,460

6	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	449	$55,658
RWE AG (Utilities, Multi-Utilities)	1,214	44,335
Salzgitter AG (Materials, Metals & Mining)	100	4,270
SAP AG (Information Technology, Software)	2,288	131,271
Siemens AG (Industrials, Industrial Conglomerates)	2,049	168,509
Suedzucker AG (Consumer Staples, Food Products)	167	5,078
Thyssenkrupp AG (Materials, Metals & Mining)	945	15,594
United Internet AG (Information Technology, Internet Software & Services)	273	4,663
Volkswagen AG (Consumer Discretionary, Automobiles)	75	11,286
Wacker Chemie AG (Materials, Chemicals)	38	2,595

		1,698,126

Greece: 0.05%
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	8,107
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	3,137

		11,244

Hong Kong: 2.87%
AIA Group Limited (Financials, Insurance)	25,600	83,447
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	6,146
Bank of East Asia Limited (Financials, Commercial Banks)	3,982	13,313
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,000	24,757
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	4,631
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	3,000	34,594
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	5,495
CLP Holdings Limited (Utilities, Electric Utilities)	4,500	36,642
First Pacific Company Limited (Financials, Diversified Financial Services)	6,000	6,184
Foxconn International Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components) †	6,000	2,451
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	4,000	9,709
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	11,570
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	19,133
Hang Seng Bank Limited (Financials, Commercial Banks)	1,900	24,553
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	2,163	10,896
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	11,476	26,940
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	24,464
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,607	36,813
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	2,603
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	41,132
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,847	7,282
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	7,867
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	3,247
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,381	3,836
MTR Corporation Limited (Industrials, Road & Rail)	3,641	11,751
New World Development Limited (Financials, Real Estate Management & Development)	8,370	9,015
Noble Group Limited (Industrials, Trading Companies & Distributors)	10,104	8,743
NWS Holdings Limited (Industrials, Industrial Conglomerates)	3,501	5,142
Orient Overseas International Limited (Industrials, Marine)	700	3,788
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	9,977	3,651

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	7

Security Name	Shares	Value

Hong Kong (continued)
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	$20,356
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	8,519
Sino Land Company (Financials, Real Estate Management & Development)	7,100	9,806
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,000	8,877
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	4,184	47,384
Swire Pacific Limited (Financials, Real Estate Management & Development)	1,500	16,176
The Link REIT (Financials, REITs)	5,807	22,296
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	18,939
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	5,965
Wing Hang Bank Limited (Financials, Commercial Banks)	509	4,676
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	9,351
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	6,223

		668,363

Ireland: 0.32%
CRH plc (Materials, Construction Materials)	1,811	30,455
Elan Corporation plc (Health Care, Pharmaceuticals) †	1,268	18,156
James Hardie Industries NV (Materials, Construction Materials)	1,033	7,466
Kerry Group plc (Consumer Staples, Food Products)	211	9,107
Kerry Group plc-A London Exchange (Consumer Staples, Food Products)	145	6,197
Ryanair Holdings plc ADR (Industrials, Airlines) †	81	2,487

		73,868

Israel: 0.61%
Bank Hapoalim Limited (Financials, Commercial Banks)	2,683	8,564
Bank Leumi Le-Israel (Financials, Commercial Banks)	2,989	7,542
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,464	5,626
Delek Group Limited (Industrials, Industrial Conglomerates)	12	1,967
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	2,294
Israel Chemicals Limited (Materials, Chemicals)	1,127	11,675
Nice Systems Limited (Information Technology, Software) †	152	5,685
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,333	93,410
The Israel Corporation Limited (Materials, Chemicals)	5	2,805
United Mizrahi Bank Limited (Financials, Commercial Banks) †	359	2,847

		142,415

Italy: 1.88%
Assicurazioni Generali SpA (Financials, Insurance)	2,859	29,041
Atlantia SpA (Industrials, Transportation Infrastructure) «	799	9,865
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	2,872
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	11,841	2,950
Banco Popolare SpA (Financials, Commercial Banks)	4,485	4,977
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	267
Enel Green Power SpA (Utilities, Multi-Utilities)	4,437	5,881
Enel SpA (Utilities, Multi-Utilities)	16,117	45,876
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,023	116,180
Exor SpA (Financials, Diversified Financial Services)	157	3,349
Fiat Industrial SpA (Consumer Discretionary, Auto Components) †	2,145	21,563

8	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Italy (continued)
Fiat SpA (Consumer Discretionary, Automobiles) †	2,194	$10,309
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	3,423
Intesa Sanpaolo SpA (Financials, Commercial Banks)	24,671	30,597
Intesa Sanpaolo SpA Di Risparmio (Financials, Commercial Banks)	2,763	2,901
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	296	9,571
Mediaset SpA (Consumer Discretionary, Media) «	1,799	2,794
Mediobanca SpA (Financials, Capital Markets)	1,310	4,565
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	598	5,927
Prelios SpA (Financials, Real Estate Management & Development) †	705	125
Prysmian SpA (Industrials, Electrical Equipment)	537	7,583
Saipem SpA (Energy, Energy Equipment & Services)	648	25,159
Snam Rete Gas SpA (Utilities, Gas Utilities)	4,074	16,452
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	22,996	18,980
Telecom Italia SpA Di Risparmio (Telecommunication Services, Diversified Telecommunication Services)	15,278	10,447
Terna SpA (Utilities, Electric Utilities)	3,058	10,224
Unicredit SpA (Financials, Commercial Banks)	9,911	30,368
Unione di Banche SpA (Financials, Commercial Banks)	2,058	5,700

		437,946

Japan: 21.57%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,774
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	5,431
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,500	18,185
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	3,239
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	3,928
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	15,665
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	27,004
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	4,849
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	5,462
Amada Company Limited (Industrials, Machinery)	1,000	5,794
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,118
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	21,376
Asahi Glass Company Limited (Industrials, Building Products)	3,000	20,214
Asahi Kasei Corporation (Materials, Chemicals)	3,000	16,233
ASICS Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	400	4,267
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	43,236
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	7,300
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	13,476
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	9,010
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,600	34,242
Brother Industries Limited (Information Technology, Office Electronics)	600	6,577
Canon Incorporated (Information Technology, Office Electronics)	2,800	112,557
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	600	3,499
Central Japan Railway Company (Industrials, Road & Rail)	4	32,568
Chiba Bank Limited (Financials, Commercial Banks)	2,000	11,281
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	25,990
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	500	9,029
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	600	3,461
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	100	1,681

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	9

Security Name	Shares	Value

Japan (continued)
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	$2,527
Credit Saison Company Limited (Financials, Consumer Finance)	400	7,652
Dai Ichi Mutual Life Insurance (Financials, Insurance)	22	22,067
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,568
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	5,692
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,023
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	27,357
Daikin Industries Limited (Industrials, Building Products)	600	15,475
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	400	3,828
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	17,611
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,762
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	12,660
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	300	6,263
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	3,356
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	36,279
Dentsu Incorporated (Consumer Discretionary, Media)	500	14,025
East Japan Railway Company (Industrials, Road & Rail)	900	53,580
Eisai Company Limited (Health Care, Pharmaceuticals)	600	24,464
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	7,254
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	200	9,086
FANUC Limited (Industrials, Machinery)	500	86,269
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	22,320
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	2,323
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	7,708
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	20,621
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	21,886
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	7,376
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	2,000	4,288
Gree Incorporated (Information Technology, Internet Software & Services)	200	3,203
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	4,275
Gunma Bank Limited (Financials, Commercial Banks)	1,000	4,428
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	60	3,763
Hamamatsu Photonics (Information Technology, Electronic Equipment, Instruments & Components)	200	6,993
Hankyu Hanshin Holdings Incorporated (Industrials, Transportation Infrastructure)	3,000	14,537
Hino Motors Limited (Industrials, Machinery)	1,000	6,649
Hirose Electric Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	100	9,176
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	8,818
Hitachi Chemical Company Limited (Materials, Chemicals)	300	4,751
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	300	5,789
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	200	4,449
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	11,000	63,030
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	400	5,023
Hokuriku Electric Power Company (Utilities, Electric Utilities)	400	6,217
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,100	131,434
Hoya Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,100	23,598
Ibiden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	300	5,299
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	9,061
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	5	28,905
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	9,666

10	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Japan (continued)
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	$6,164
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	16,041
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,700	40,560
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	4,632
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,757
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	3,873
Japan Prime Real Estate Investment Trust (Financials, REITs)	1	8,831
Japan Prime Realty Investment Corporation (Financials, REITs)	2	5,712
Japan Retail Fund Investment Corporation (Financials, REITs)	5	7,868
Japan Steel Works (Industrials, Machinery)	1,000	5,258
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	11	61,345
JFE Holdings Incorporated (Materials, Metals & Mining)	1,100	17,856
JGC Corporation (Industrials, Construction & Engineering)	1,000	27,463
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,270
JS Group Corporation (Industrials, Building Products)	700	12,828
JSR Corporation (Materials, Chemicals)	400	6,917
JTEKT Corporation (Industrials, Machinery)	600	5,850
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	5	5,124
JX Holdings Incorporated (Energy, Energy Equipment & Services)	5,500	27,935
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,232
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	7,772
Kaneka Corporation (Industrials, Professional Services)	1,000	5,513
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,800	26,049
Kansai Paint Company Limited (Materials, Chemicals)	1,000	9,584
Kao Corporation (Consumer Staples, Personal Products)	1,300	33,628
Kawasaki Heavy Industries Limited (Industrials, Machinery)	4,000	10,618
Kawasaki Kisen Kaisha Limited (Industrials, Marine) †	2,000	3,701
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	7	43,281
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	8,742
Keio Corporation (Industrials, Road & Rail)	1,000	6,879
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	7,785
Keyence Corporation (Information Technology, Electronic Equipment, Instruments & Components)	100	22,639
Kintetsu Corporation (Industrials, Road & Rail)	4,000	13,936
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	22,996
Kobe Steel Limited (Materials, Metals & Mining)	6,000	7,198
Komatsu Limited (Industrials, Machinery)	2,400	57,519
Konami Corporation (Information Technology, Software)	200	4,229
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,500	10,758
Kubota Corporation (Industrials, Machinery)	3,000	25,727
Kuraray Company Limited (Materials, Chemicals)	800	10,189
Kurita Water Industries Limited (Industrials, Machinery)	300	6,581
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	400	33,129
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	9,852
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	12,175
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	200	14,012
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	3,860
Makita Corporation (Industrials, Machinery)	300	10,211
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	25,625
Marui Company Limited (Consumer Discretionary, Multiline Retail)	600	4,234
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,085

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	11

Security Name	Shares	Value

Japan (continued)
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,400	$35,835
Mazda Motor Corporation (Consumer Discretionary, Automobiles) †	7,000	8,933
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,837
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	5,074
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,333
Millea Holdings Incorporated (Financials, Insurance)	1,800	39,211
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,821
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,500	15,454
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,500	68,562
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	39,370
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	46,669
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	5,819
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	32,363
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	8,193
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles) †	10,000	9,826
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	31,870	138,282
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	150	5,628
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,300	60,582
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	5,079
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	33,384
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	10,605
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	21,511
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	57,200	83,946
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	500	25,970
Nabtesco Corporation (Industrials, Machinery)	300	6,723
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	6,087
NEC Corporation (Information Technology, Computers & Peripherals) †	6,000	8,652
Nexon Company Limited (Information Technology, Software) †	300	4,740
NGK Insulators Limited (Industrials, Machinery)	1,000	10,413
NHK Spring Company Limited (Transportation Equipment, Auto Components)	400	4,247
Nidec Corporation (Industrials, Electrical Equipment)	300	24,502
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	900	25,084
Nintendo Company Limited (Information Technology, Software)	300	34,954
Nippon Building Fund Incorporated (Financials, REITs)	2	18,249
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,000	6,253
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,836
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	200	3,081
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	29,199
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,100	47,448
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	10,720
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	4,543
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,200	59,974
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	5,577
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	2,476
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	7,305
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	9,035
Nitto Denko Corporation (Materials, Chemicals)	400	16,233

12	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Japan (continued)
NKSJ Holdings Incorporated (Financials, Insurance)	900	$16,562
NOK Corporation (Consumer Discretionary, Auto Components)	300	6,313
Nomura Holdings Incorporated (Financials, Capital Markets)	8,900	29,417
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	200	3,127
Nomura Real Estate Office Fund (Financials, REITs)	1	5,577
Nomura Research Institute Limited (Information Technology, IT Services)	200	4,326
NSK Limited (Industrials, Machinery)	1,000	6,164
NTN Corporation (Industrials, Machinery)	1,000	3,254
NTT Data Corporation (Information Technology, IT Services)	3	8,626
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	38	60,666
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,167
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	7,759
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	18,147
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	7,555
Olympus Corporation (Health Care, Health Care Equipment & Supplies) †	500	8,021
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	9,909
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	11,294
Oracle Corporation Japan (Information Technology, Software)	100	3,647
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	10,911
ORIX Corporation (Financials, Consumer Finance)	260	22,496
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	19,589
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)	900	28,323
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	18	19,250
Resona Holdings Incorporated (Financials, Commercial Banks)	4,600	17,318
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	14,548
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	6,470
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	300	10,896
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	4,824
Sanrio Company Limited (Consumer Discretionary, Specialty Retail) «	100	3,234
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,246
SBI Holdings Incorporated (Financials, Capital Markets)	59	3,848
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	22,109
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	8,888
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	300	3,051
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	8,538
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	8,461
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	57,801
Seven Bank Limited (Financials, Commercial Banks)	1,500	3,350
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	11,539
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	500	11,741
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	8,359
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	12,162
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	11,345
Shimizu Corporation (Industrials, Construction & Engineering)	2,000	6,636
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,000	51,429
Shinsei Bank Limited (Financials, Commercial Banks)	3,000	3,178
Shionogi & Company Limited (Health Care, Pharmaceuticals)	700	8,826
Shiseido Company Limited (Consumer Staples, Personal Products)	900	14,162
Shizuoka Bank Limited (Financials, Commercial Banks)	1,000	9,763
Showa Denko KK (Materials, Chemicals)	4,000	7,963

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	13

Security Name	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	500	$2,967
SMC Corporation (Industrials, Machinery)	100	16,437
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,200	68,785
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,100	4,906
Sony Corporation (Consumer Discretionary, Household Durables)	2,500	33,499
Sony Financial Holdings Incorporated (Financials, Insurance)	400	5,738
Square Enix Company Limited (Information Technology, Software)	200	3,157
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	5,544
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment) †	300	2,531
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	12,608
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,800	37,626
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	1,800	20,904
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	4,428
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	8,000	12,966
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	11,294
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	99,319
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	8,000	20,214
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	21,031
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	400	4,849
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	6,223
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	18,744
T&D Holdings Incorporated (Financials, Insurance)	1,400	13,364
Taiheiyo Cement Corporation (Materials, Construction Materials)	3,000	6,083
Taisei Corporation (Industrials, Construction & Engineering)	3,000	7,312
Taisho Pharmaceutical Holding Company Limited (Health Care, Pharmaceuticals)	100	7,466
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	6,049
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	7,057
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	83,589
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	7,902
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	300	12,998
Teijin Limited (Materials, Chemicals)	2,000	5,947
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	14,390
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	700	11,050
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	4,786
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	7,529
THK Company Limited (Industrials, Machinery)	300	5,685
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	8,218
Tobu Railway Company Limited (Industrials, Road & Rail)	3,000	14,701
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	4,782
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	5,666
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities) †	1,100	10,107
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities) †	3,700	7,460
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	18,070
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	28,484
Tokyu Corporation (Industrials, Road & Rail)	3,000	13,323
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,428
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	9,112
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	6,100
Toray Industries Incorporated (Materials, Chemicals)	4,000	26,748
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	37,647

14	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Japan (continued)
Tosoh Corporation (Materials, Chemicals)	1,000	$2,540
TOTO Limited (Industrials, Building Products)	1,000	6,776
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	4,533
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	3,890
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	2,141
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	400	10,597
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	6,900	267,688
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	500	9,233
Trend Micro Incorporated (Information Technology, Software)	300	8,224
Tsumura & Company (Health Care, Pharmaceuticals)	100	2,201
UBE Industries Limited Japan (Materials, Chemicals)	3,000	6,891
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	16,214
Ushio Incorporated (Industrials, Electrical Equipment)	300	3,346
USS Company Limited (Consumer Discretionary, Specialty Retail)	50	5,073
West Japan Railway Company (Industrials, Road & Rail)	400	15,697
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	10,770
Yakult Honsha Company Limited (Consumer Staples, Food Products)	300	10,459
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	210	10,546
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	8,014
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	400	3,425
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	6,959
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	15,569
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	2,709
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	1,000	7,504
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	500	4,230

		5,018,308

Luxembourg: 0.41%
Acergy SA (Energy, Energy Equipment & Services) †	714	14,047
ArcelorMittal (Materials, Metals & Mining)	2,347	32,431
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	157	13,432
SES SA (Consumer Discretionary, Media)	760	16,986
Tenaris SA (Energy, Energy Equipment & Services)	1,156	18,411

		95,307

Netherlands: 2.58%
Aegon NV (Financials, Insurance) «	4,357	18,350
Akzo Nobel NV (Materials, Chemicals)	604	27,589
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,056	48,443
Boskalis Westminster NV (Industrials, Construction & Engineering)	178	5,309
Corio NV (Financials, REITs)	160	6,636
Delta Lloyd NV (Financials, Insurance)	249	3,084
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,004	33,606
Fugro NV (Energy, Energy Equipment & Services)	175	10,062
Gemalto NV (Information Technology, Computers & Peripherals)	199	12,667
Heineken Holding NV (Consumer Staples, Beverages)	292	11,821
Heineken NV (Consumer Staples, Beverages)	577	27,500
ING Groep NV (Financials, Diversified Financial Services) †	9,595	55,418
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	2,621	30,791

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	15

Security Name	Shares	Value

Netherlands (continued)
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	378	$17,983
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,606	46,079
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	178	10,492
QIAGEN NV (Health Care, Life Sciences Tools & Services) †	591	9,489
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	303	8,207
Reed Elsevier NV (Consumer Discretionary, Media)	1,738	18,026
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	3,618	34,201
SBM Offshore NV (Energy, Energy Equipment & Services)	434	5,667
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,616	8,231
TNT Express NV (Industrials, Air Freight & Logistics)	889	9,893
Unilever NV (Consumer Staples, Food Products) «	4,081	128,400
Wolters Kluwer NV (Consumer Discretionary, Media)	805	11,691

		599,635

New Zealand: 0.13%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,330	4,521
Contact Energy Limited (Utilities, Electric Utilities)	981	3,608
Fletcher Building Limited (Materials, Construction Materials)	1,764	8,362
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,451	3,893
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	4,805	9,342

		29,726

Norway: 0.69%
Aker Solutions ASA (Industrials, Construction & Engineering)	397	5,220
DnB Nor ASA (Financials, Commercial Banks)	2,393	21,563
Gjensidige Forsikring ASA (Financials, Insurance)	504	5,386
Norsk Hydro ASA (Materials, Metals & Mining)	2,361	9,796
Orkla ASA (Industrials, Industrial Conglomerates)	1,957	13,234
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,796	63,054
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	1,772	25,892
Yara International ASA (Materials, Chemicals)	458	17,234

		161,379

Portugal: 0.18%
Banco Espirito Santo SA (Financials, Commercial Banks) †	7,647	4,312
Cimpor Cimentos de Portugal SA (Materials, Construction Materials) †	489	3,340
Energias de Portugal SA (Utilities, Electric Utilities)	4,839	10,052
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	587	6,987
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	558	9,911
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,705	6,439

		41,041

Singapore: 1.70%
Ascendas REIT (Financials, REITs)	5,000	7,954
CapitaLand Limited (Financials, Real Estate Management & Development)	6,000	11,827
CapitaMall Trust (Financials, REITs)	5,670	7,986
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	3,000	3,283
City Developments Limited (Financials, Real Estate Management & Development)	1,000	7,722

16	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Singapore (continued)
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	5,000	$5,704
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	1,575
DBS Group Holdings Limited (Financials, Commercial Banks)	4,943	50,711
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	9,933
Global Logistic Properties Limited (Financials, Real Estate Management & Development) †	5,000	8,071
Golden Agri-Resources Limited (Consumer Staples, Food Products)	16,672	8,410
Hutchison Port Holdings Trust (Materials, Containers & Packaging)	13,600	9,724
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	3,988
K-REIT Asia (Financials, REITs)	40	30
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	25,558
Keppel Land Limited (Financials, Real Estate Management & Development)	2,088	4,634
Neptune Orient Lines Limited (Industrials, Marine) †	2,000	1,653
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,753	4,849
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,757	43,837
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	7,422
SembCorp Marine Limited (Industrials, Machinery)	2,000	6,938
Singapore Airlines Limited (Industrials, Airlines)	1,600	12,913
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	9,607
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	11,734
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	4,000	9,188
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	48,114
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	5,029
United Overseas Bank Limited (Financials, Commercial Banks)	3,310	45,440
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	3,415
Wilmar International Limited (Consumer Staples, Food Products)	5,000	14,201
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	3,213

		394,663

South Africa: 0.08%
Randgold Resources Limited (Materials, Metals & Mining)	232	18,575

Spain: 2.31%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	984	12,526
Acciona SA (Utilities, Electric Utilities)	64	3,359
Acerinox SA (Materials, Metals & Mining)	291	2,888
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	359	5,957
Amadeus IT Holding SA (Information Technology, IT Services)	794	14,545
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	11,870	67,545
Banco de Sabade SA (Financials, Commercial Banks)	5,217	8,522
Banco de Valencia SA (Financials, Commercial Banks) †	12	2
Banco Popular Espanol SA (Financials, Commercial Banks) «	2,517	5,073
Banco Santander Central Hispano SA (Financials, Commercial Banks)	23,460	124,591
Bankia SA (Financials, Commercial Banks)† «	2,196	2,832
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	930	8,797
Criteria CaixaCorp SA (Financials, Diversified Financial Services) «	1,800	4,491
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing) †	1,534	6,717
Enagas SA (Utilities, Gas Utilities)	454	7,090
Gas Natural SDG SA (Utilities, Gas Utilities)	880	9,552
Grifols SA (Health Care, Biotechnology) †	348	7,894
Iberdrola SA (Utilities, Electric Utilities)	9,730	36,996

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	17

Security Name	Shares	Value

Spain (continued)
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	534	$44,121
International Consolidated Airlines Group SA (Industrials, Airlines) †	2,318	4,955
Mapfre SA (Financials, Insurance)	1,936	3,749
Red Electrica de Espana SA (Utilities, Electric Utilities)	274	10,139
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,943	29,022
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services) †	10,212	112,849
Zardoya-Otis SA (Industrials, Machinery)	370	4,081

		538,293

Sweden: 2.89%
Alfa Laval AB (Industrials, Machinery)	856	14,105
Assa Abloy AB Class B (Industrials, Building Products)	831	21,517
Atlas Copco AB Class A (Industrials, Machinery)	1,644	33,109
Atlas Copco AB Class B (Industrials, Machinery)	989	17,739
Boliden AB (Materials, Metals & Mining)	693	8,843
Electrolux AB Class B (Consumer Discretionary, Household Durables)	610	11,563
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	230	11,021
Getinge AB (Health Care, Health Care Equipment & Supplies)	507	12,597
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,379	70,671
Hexagon AB (Industrials, Machinery)	643	11,374
Holmen AB Class B (Materials, Paper & Forest Products)	131	3,349
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	5
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	5,596
Industrivarden AB Class C (Financials, Diversified Financial Services)	303	3,689
Investor AB (Financials, Diversified Financial Services)	1,115	19,462
Kinnevik Investment AB (Financials, Diversified Financial Services)	521	9,144
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels) †	564	9,938
Modern Times Group AB Shares (Consumer Discretionary, Media)	133	5,357
Nordea Bank AB (Financials, Commercial Banks)	6,441	47,613
Ratos AB B Shares (Financials, Capital Markets)	494	4,362
Sandvik AB (Industrials, Machinery)	2,459	30,634
Scania AB Class B (Industrials, Machinery)	811	12,872
Securitas AB (Industrials, Commercial Services & Supplies)	796	5,807
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,454	19,114
Skanska AB (Industrials, Construction & Engineering)	1,014	13,456
SKF AB Class B (Industrials, Machinery)	959	18,917
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	3,008
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,415	20,141
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,199	33,505
Swedbank AB (Financials, Commercial Banks)	2,009	28,540
Swedish Match AB (Consumer Staples, Tobacco)	522	19,760
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)	804	11,942
Telefonaktiebolaget LM Ericsson Class B Shares (Information Technology, Communications Equipment)	7,544	64,074
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,301	32,312
Volvo AB Class B (Consumer Discretionary, Automobiles)	3,407	38,246

		673,382

Switzerland: 8.27%
ABB Limited (Industrials, Electrical Equipment)	5,491	85,981
Actelion Limited (Health Care, Biotechnology)	281	10,608

18	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

Switzerland (continued)
Adecco SA (Industrials, Professional Services) †	336	$13,041
Aryzta AG (Consumer Staples, Food Products)	214	9,650
Baloise Holding AG (Financials, Insurance)	119	7,338
Banque Cantonale Vaudoise Waadtlaender Kantonalbank (Financials, Commercial Banks)	8	4,087
Barry Callebaut AG (Consumer Staples, Food Products)	5	4,427
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,308	74,533
Credit Suisse Group AG (Financials, Capital Markets)	2,969	56,271
Geberit AG (Industrials, Building Products)	99	19,161
Givaudan SA (Materials, Chemicals)	21	19,468
Holcim Limited (Materials, Construction Materials)	601	31,926
Julius Baer Group Limited (Financials, Capital Markets)	506	15,867
Julius Baer Holding AG (Financials, Capital Markets)	503	5,282
Kuehne & Nagel International AG (Industrials, Marine)	137	14,555
Lindt & Spruengli AG (Participation Certificate) (Consumer Staples, Food Products)	2	5,808
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	4,798
Nestle SA (Consumer Staples, Food Products)	8,266	468,465
Novartis AG (Health Care, Pharmaceuticals)	5,765	299,423
Pargesa Holding SA (Financials, Diversified Financial Services)	68	3,714
Partners Group Holding AG (Financials, Diversified Financial Services)	34	5,635
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	125	11,711
Roche Holdings AG (Health Care, Pharmaceuticals)	1,760	274,686
Schindler Holding AG (Industrials, Machinery)	54	6,015
Schindler Holding AG (Participation Certificate) (Industrials, Machinery)	123	13,600
SGS Societe Generale de Surveillance Holding SA (Industrials, Commercial Services & Supplies)	14	25,237
Sika AG (Materials, Chemicals)	5	9,034
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	3,528
Sulzer AG (Industrials, Machinery)	61	7,272
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	7,564
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	76	29,223
Swiss Life Holding (Financials, Insurance)	80	6,412
Swiss Prime Site AG (Financials, Real Estate Management & Development)	123	9,808
Swiss Re AG (Financials, Insurance)	883	50,906
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	57	20,703
Syngenta AG (Materials, Chemicals)	237	75,881
Transocean Limited (Energy, Energy Equipment & Services)	878	35,189
UBS AG (Financials, Diversified Financial Services) †	9,019	101,671
Zurich Financial Services AG (Financials, Insurance)	369	75,445

		1,923,923

United Kingdom: 22.52%
3I Group plc (Financials, Capital Markets)	2,452	6,602
Aberdeen Asset Management plc (Financials, Capital Markets)	2,152	8,095
Admiral Group plc (Financials, Insurance)	527	8,439
Aggreko plc (Industrials, Commercial Services & Supplies)	653	22,121
AMEC plc (Energy, Energy Equipment & Services)	851	12,670
Anglo American plc (Materials, Metals & Mining)	3,325	101,004
Antofagasta plc (Materials, Metals & Mining)	1,000	15,443
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,308	25,823
Associated British Foods plc (Consumer Staples, Food Products)	903	16,533
AstraZeneca plc (Health Care, Pharmaceuticals)	3,229	130,286

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	19

Security Name	Shares	Value

United Kingdom (continued)
Aviva plc (Financials, Insurance)	7,113	$28,667
Babcock International Group plc (Industrials, Commercial Services & Supplies)	910	11,921
BAE Systems plc (Industrials, Aerospace & Defense)	7,938	33,374
Balfour Beatty plc (Industrials, Construction & Engineering)	1,748	7,309
Barclays plc (Financials, Commercial Banks)	29,024	78,862
BG Group plc (Health Care, Health Care Providers & Services)	8,458	161,966
BHP Billiton plc (Materials, Metals & Mining)	5,293	138,230
BP plc (Energy, Oil, Gas & Consumable Fuels)	47,503	289,113
British American Tobacco plc (Consumer Staples, Tobacco)	4,934	232,577
British Land Company plc (Financials, REITs)	2,141	15,938
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,788	29,562
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,475	61,921
Bunzl plc (Industrials, Trading Companies & Distributors)	846	13,338
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,074	22,627
Capita Group plc (Industrials, Commercial Services & Supplies)	1,555	14,811
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	443	14,242
Centrica plc (Utilities, Multi-Utilities)	12,958	61,790
Cobham plc (Industrials, Aerospace & Defense)	2,713	9,345
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,652	45,599
Croda International plc (Materials, Chemicals)	339	11,734
Diageo plc (Consumer Staples, Beverages)	6,258	149,206
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	4,408
Evraz plc (Materials, Metals & Mining) †	840	3,840
Experian Group Limited (Financials, Diversified Financial Services)	2,460	34,312
Fresnillo plc (Materials, Metals & Mining)	455	9,453
G4S plc (Industrials, Commercial Services & Supplies)	3,577	15,227
Genting Singapore plc (Consumer Staples, Hotels, Restaurants & Leisure)	15,000	17,461
GKN plc (Consumer Discretionary, Auto Components)	3,938	11,107
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	12,645	280,244
Glencore International plc (Materials, Metals & Mining)	3,482	18,273
Hammerson plc (Financials, REITs)	1,840	11,820
HSBC Holdings plc (Financials, Commercial Banks)	45,122	354,317
ICAP plc (Financials, Capital Markets)	1,349	7,077
IMI plc (Industrials, Machinery)	805	11,028
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,498	90,165
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,155	7,649
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	736	17,310
International Power plc (Utilities, Independent Power Producers & Energy Traders)	3,742	23,876
Intertek Group plc (Industrials, Commercial Services & Supplies)	406	16,550
Invensys plc (Industrials, Machinery)	2,127	7,189
Investec plc (Financials, Capital Markets)	1,365	7,022
ITV plc (Consumer Discretionary, Media)	9,367	10,524
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	2,988	13,267
Johnson Matthey plc (Materials, Chemicals)	526	17,608
Kazakhmys plc (Materials, Metals & Mining)	517	5,299
Kingfisher plc (Consumer Discretionary, Specialty Retail)	5,789	25,160
Land Securities Group plc (Financials, REITs)	1,904	20,805
Legal & General Group plc (Financials, Insurance)	14,378	24,464
Liberty International plc (Financials, REITs)	1,382	6,577
Lloyds TSB Group plc (Financials, Commercial Banks) †	100,967	39,494

20	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Shares	Value

United Kingdom (continued)
London Stock Exchange Group plc (Financials, Diversified Financial Services)	375	$5,780
Lonmin plc (Materials, Metals & Mining)	408	4,424
Man Group plc (Financials, Capital Markets)	4,781	5,372
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	3,882	19,827
Meggitt plc (Industrials, Aerospace & Defense)	2,006	11,671
National Grid plc (Utilities, Multi-Utilities)	8,822	88,377
Next plc (Consumer Discretionary, Multiline Retail)	422	19,700
Old Mutual plc (Financials, Commercial Banks)	11,914	26,000
Pearson plc (Consumer Discretionary, Media)	1,997	34,994
Petrofac Limited (Energy, Energy Equipment & Services)	658	15,688
Prudential plc (Financials, Insurance)	6,382	66,688
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,653	87,739
Reed Elsevier plc (Consumer Discretionary, Media)	2,979	21,946
Resolution Limited (Financials, Insurance)	3,587	10,664
Rexam plc (Materials, Containers & Packaging)	2,223	13,814
Rio Tinto plc (Materials, Metals & Mining)	3,374	144,560
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,690	59,416
Royal Bank of Scotland Group plc (Financials, Commercial Banks) †	51,996	16,011
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,194	284,955
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,669	213,634
SABMiller plc (Consumer Staples, Beverages)	2,390	88,219
Sage Group plc (Information Technology, Software)	3,356	13,267
Schroders plc (Financials, Capital Markets)	283	5,208
Scottish & Southern Energy plc (Utilities, Electric Utilities)	2,298	46,856
Segro plc (Financials, REITs)	1,838	6,039
Serco Group plc (Industrials, Commercial Services & Supplies)	1,251	10,122
Severn Trent plc (Utilities, Water Utilities)	582	15,437
Shire Limited plc (Health Care, Pharmaceuticals)	1,377	38,794
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	2,187	20,426
Smiths Group plc (Industrials, Industrial Conglomerates)	995	15,335
Standard Chartered plc (Financials, Commercial Banks)	5,955	120,138
Standard Life plc (Financials, Insurance)	5,903	18,623
Tate & Lyle plc (Consumer Staples, Food Products)	1,185	12,273
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,129	93,860
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,316	3,332
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	2,215	48,544
Unilever plc (Consumer Staples, Food Products)	3,181	100,061
United Utilities Group plc (Utilities, Multi-Utilities)	1,729	17,507
Vedanta Resources plc (Materials, Metals & Mining)	299	4,281
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	124,884	332,975
Weir Group plc (Industrials, Machinery)	536	12,755
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	453	13,007
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	5,967	25,400
Wolseley plc (Industrials, Trading Companies & Distributors)	703	23,923
WPP plc (Consumer Discretionary, Media)	3,089	36,848
Xstrata plc (Materials, Metals & Mining)	5,199	73,917

		5,239,081

United States: 0.11%
NYSE Euronext (Financials, Diversified Financial Services)	1	24

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage International Index Portfolio	21

Security Name			Shares	Value

United States (continued)
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)			160	$26,115

				26,139

Total Common Stocks (Cost $24,078,433)				22,459,446

	Dividend Yield

Preferred Stocks: 0.54%

Germany: 0.54%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	5.59%		133	6,812
Henkel KGaA (Consumer Staples, Household Products)	1.51		436	28,406
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3.69		52	5,048
Porsche AG (Consumer Discretionary, Automobiles)	1.83		375	19,224
ProSiebenSat.1 AG (Consumer Discretionary, Media)	6.91		200	4,194
RWE AG (Utilities, Electric Utilities)	7.45		95	3,165
Volkswagen AG (Consumer Discretionary, Automobiles)	2.36		362	57,787

				124,636

United Kingdom: 0.00%
Rolls Royce Holdings plc Entitlement C Shares (Industrials, Aerospace & Defense) (a)	0.00		503,182	776

Total Preferred Stocks (Cost $112,194)				125,412

		Expiration Date

Rights: 0.02%

Italy: 0.00%
Fiat Industrial Rsp A (Consumer Discretionary, Auto Components) (a)†		06/20/2012	1,872	0
Fiat Industrial Rsp A (Consumer Discretionary, Auto Components) (a)†		06/20/2012	1,939	0
Fiat Industrial Rsp B (Consumer Discretionary, Auto Components) (a)†		06/20/2012	1,872	0
Fiat Industrial Rsp B (Consumer Discretionary, Auto Components) (a)†		06/20/2012	1,939	0

				0

Spain: 0.02%
Banco De Valencia SA (Financials, Commercial Banks) †		06/14/2012	12	0
Caixabank SA (Financials, Diversified Financial Services) †«		06/15/2012	1,800	118
Gas Natural SDG SA (Utilities, Gas Utilities) †		06/13/2012	880	507
Telefonica (Telecommunication Services, Diversified Telecommunication Services) †«		06/01/2012	10,212	2,967

Total Rights (Cost $4,322)				3,592

Warrants: 0.00%

Singapore: 0.00%
Golden Agri-Resources Limited (Consumer Staples, Food Products) †		07/23/2012	2,828	281

Total Warrants (Cost $0)				281

22	Wells Fargo Advantage International Index Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Yield	Shares	Value

Short-Term Investments: 4.72%

Investment Companies: 4.72%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.10%	521,127	$521,127
Wells Fargo Securities Lending Cash Investments, LLC (r)(v)(l)(u)	0.19	578,083	578,083

Total Short-Term Investments (Cost $1,099,210)			1,099,210

Total Investments in Securities
(Cost $25,294,159)*	101.81%	23,687,941
Other Assets and Liabilities, Net	(1.81)	(421,507)

Total Net Assets	100.00%	$23,266,434

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $28,683,403 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,543,153
Gross unrealized depreciation	(6,538,615)

Net unrealized depreciation	$(4,995,462)

The following table shows the percent of total long-term investments by sector as of May 31, 2012:

Financials	21.80%
Industrials	12.19%
Consumer Staples	12.01%
Consumer Discretionary	11.40%
Health Care	10.85%
Materials	10.03%
Energy	7.68%
Telecommunication Services	5.40%
Information Technology	4.50%
Utilities	4.14%

100.00%

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	1

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 40.58%
FHLMC %%	3.00%	07/15/2026	$27,200,000	$28,313,500
FHLMC	3.50	01/01/2032	731,985	776,110
FHLMC	3.50	03/01/2032	11,138,708	11,810,164
FHLMC	3.50	04/01/2032	3,890,368	4,124,884
FHLMC	3.50	05/01/2032	1,113,968	1,181,119
FHLMC	3.87	04/25/2021	1,432,000	1,602,594
FHLMC	4.00	11/01/2031	398,377	429,380
FHLMC	4.00	01/01/2032	1,068,761	1,151,935
FHLMC	4.00	01/01/2032	2,031,548	2,189,649
FHLMC	4.00	02/01/2032	782,894	843,821
FHLMC	4.00	02/01/2032	3,999,432	4,310,679
FHLMC	4.00	02/01/2032	1,790,952	1,930,329
FHLMC	4.00	03/01/2032	594,205	640,448
FHLMC	4.00	04/01/2032	5,238,040	5,645,680
FHLMC	4.00	04/01/2032	35,635	38,409
FHLMC (a)	4.00	06/15/2032	5,185,000	5,586,081
FHLMC	4.00	12/15/2036	5,251,939	5,586,976
FHLMC	4.00	11/15/2037	3,390,545	3,611,337
FHLMC	4.00	02/15/2039	1,538,151	1,627,267
FHLMC	4.00	02/15/2040	7,583,511	8,018,906
FHLMC %%	4.00	05/15/2040	5,700,000	6,049,125
FHLMC (a)	4.00	06/01/2042	50,575,000	54,044,116
FHLMC	4.50	11/15/2038	2,744,427	2,860,367
FHLMC	4.50	12/01/2040	15,144,537	16,605,986
FHLMC	4.50	06/01/2042	3,526,000	3,871,989
FHLMC (a)	4.50	06/01/2042	40,240,000	44,043,927
FHLMC (a)	4.50	06/01/2042	13,738,000	15,036,667
FHLMC (a)	4.50	06/01/2042	5,000,000	5,472,655
FHLMC (a)	4.50	06/01/2042	8,308,000	9,093,364
FHLMC (a)	4.50	06/01/2042	9,104,000	9,964,610
FHLMC (a)	4.50	06/15/2042	18,884,000	20,669,123
FHLMC (a)	4.50	06/15/2042	4,834,000	5,290,963
FHLMC (a)	4.50	06/15/2042	9,769,000	10,692,473
FHLMC (a)	4.50	06/15/2042	9,638,000	10,549,090
FHLMC (a)	4.50	06/15/2042	7,088,000	7,758,036
FHLMC (a)	4.50	06/15/2042	20,794,000	22,759,678
FHLMC (a)	4.50	07/15/2042	9,766,000	10,689,190
FHLMC (a)	4.50	07/15/2042	9,639,000	10,550,184
FHLMC (a)	4.50	07/25/2042	4,934,000	5,400,416
FHLMC	5.00	09/01/2033	239,655	264,542
FHLMC	5.00	10/01/2033	1,285,089	1,418,537
FHLMC	5.00	06/15/2038	6,787	7,295
FHLMC	5.00	08/01/2039	29,838,331	33,132,669
FHLMC	5.00	04/01/2041	3,430,181	3,830,314
FHLMC	5.00	05/01/2041	3,177,930	3,548,609
FHLMC	5.00	07/01/2041	1,804,739	2,003,949
FHLMC	5.00	07/01/2041	8,503,149	9,441,828
FHLMC	5.00	07/01/2041	11,117,299	12,049,415
FHLMC	5.00	08/01/2041	27,345,120	29,637,837

2	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC	5.50%	07/01/2038	$13,249,697	$14,753,400
FHLMC	5.50	10/01/2039	2,163,616	2,395,641
FHLMC ±	5.61	10/01/2038	871,089	943,766
FHLMC ±	5.66	11/01/2039	22,058,699	23,916,007
FHLMC ±	5.79	01/01/2037	267,947	291,480
FHLMC ±	5.83	11/01/2037	58,204	63,268
FHLMC ±	5.93	03/01/2037	195,421	212,490
FHLMC	6.00	08/01/2017	83,103	90,309
FHLMC	6.00	10/01/2017	180,852	196,535
FHLMC	6.00	02/01/2023	103,552	114,463
FHLMC	6.00	03/01/2034	755,982	850,756
FHLMC	6.00	02/01/2035	1,202,361	1,353,095
FHLMC	6.00	12/01/2035	14,137,868	15,910,256
FHLMC	6.00	03/01/2036	6,785,307	7,672,506
FHLMC	6.00	08/01/2037	1,946,273	2,175,670
FHLMC	6.00	08/01/2038	1,747,715	1,953,709
FHLMC	6.00	10/01/2038	2,768,012	3,094,263
FHLMC	6.50	04/01/2021	52,104	54,378
FHLMC Series 1590 Class IA ±	1.30	10/15/2023	90,045	91,874
FHLMC Series 1897 Class K	7.00	09/15/2026	2,623	3,043
FHLMC Series 1935 Class FL ±	0.95	02/15/2027	6,297	6,356
FHLMC Series 2423 Class MC	7.00	03/15/2032	39,917	46,861
FHLMC Series 2980 Class QA	6.00	05/15/2035	383,447	431,366
FHLMC Series 3529 Class AG	6.50	04/15/2039	13,867,283	15,584,187
FHLMC Series 3622 Class WA	5.50	09/15/2039	10,401,127	11,310,029
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,226,369
FHLMC Series K005 Class A2	4.32	11/25/2019	5,117,000	5,826,104
FHLMC Series T-48 Class 1A3 Preassign 00764 ±	6.26	07/25/2033	109,891	127,351
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,216,388	1,411,115
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,661,458	1,910,776
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,698,885	1,947,410
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	1,636,585	1,888,138
FNMA ¤	0.00	10/09/2019	2,655,000	2,187,595
FNMA ±	2.45	06/01/2017	2,348	2,363
FNMA %%	2.50	04/25/2027	81,400,000	83,536,746
FNMA %%	3.00	12/25/2026	32,400,000	33,787,125
FNMA	3.50	01/01/2032	3,635,731	3,854,405
FNMA	3.50	02/01/2032	427,349	453,052
FNMA	3.50	04/01/2032	14,480,622	15,351,571
FNMA	3.50	04/01/2032	8,077,224	8,563,035
FNMA	3.50	04/01/2032	4,934,175	5,230,945
FNMA %%	3.50	10/25/2041	13,300,000	13,965,000
FNMA	4.00	01/01/2032	2,215,859	2,388,003
FNMA	4.00	01/01/2032	741,922	799,560
FNMA	4.00	01/01/2032	591,237	637,169
FNMA	4.00	02/01/2032	877,449	945,616
FNMA	4.00	02/01/2032	4,447,087	4,792,570
FNMA	4.00	03/01/2032	342,841	369,475
FNMA	4.00	04/01/2032	3,414,375	3,679,630
FNMA	4.00	04/01/2032	282,476	304,421

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	3

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	4.00%	04/01/2032	$312,192	$336,446
FNMA %%	4.50	06/25/2039	45,200,000	48,491,125
FNMA	4.50	08/01/2041	6,717,111	7,378,422
FNMA	4.50	08/01/2041	14,594,075	16,062,877
FNMA (a)	4.50	06/15/2042	6,092,000	6,667,883
FNMA	5.00	02/01/2041	1,590,201	1,754,243
FNMA	5.00	03/01/2041	687,628	770,286
FNMA	5.00	05/01/2041	4,343,389	4,838,368
FNMA	5.00	05/01/2041	4,272,902	4,786,537
FNMA	5.00	06/01/2041	1,972,396	2,209,501
FNMA	5.00	06/01/2041	5,379,461	5,992,529
FNMA	5.00	06/01/2041	3,328,875	3,729,058
FNMA	5.00	06/01/2041	2,619,536	2,934,444
FNMA %%	5.00	06/01/2041	16,600,000	17,979,875
FNMA	5.00	07/01/2041	3,294,685	3,670,180
FNMA	5.00	07/01/2041	5,660,794	6,341,298
FNMA	5.00	07/01/2041	44,369,325	49,537,428
FNMA	5.00	07/01/2041	7,683,628	8,372,113
FNMA	5.00	08/01/2041	2,321,287	2,600,335
FNMA	5.00	08/01/2041	2,700,721	3,008,506
FNMA	5.00	08/01/2041	2,604,846	2,917,997
FNMA	5.00	08/01/2041	7,283,755	8,159,375
FNMA	5.00	08/01/2041	2,447,561	2,732,651
FNMA	5.00	09/01/2041	2,226,131	2,493,755
FNMA	5.00	09/01/2041	7,248,524	8,074,632
FNMA	5.00	09/01/2041	6,111,088	6,845,744
FNMA	5.37	04/01/2017	2,460,000	2,767,762
FNMA	5.40	05/01/2017	3,262,865	3,673,678
FNMA	5.50	09/01/2034	2,217,104	2,413,678
FNMA %%	5.50	04/25/2035	17,400,000	18,949,688
FNMA	5.50	12/01/2035	4,528,681	5,027,873
FNMA	5.50	04/01/2036	1,990,840	2,172,960
FNMA	5.50	01/01/2038	8,676,098	9,632,457
FNMA	5.50	01/15/2038	4,257,000	4,701,604
FNMA	5.50	07/01/2039	2,112,834	2,357,614
FNMA	5.50	12/15/2039	23,566,804	25,782,046
FNMA	5.50	08/01/2040	4,121,968	4,576,329
FNMA	5.90	08/01/2012	279,366	279,224
FNMA ±	5.98	09/01/2037	566,655	621,393
FNMA	6.00	05/01/2017	99,870	107,565
FNMA	6.00	11/01/2017	24,744	26,651
FNMA	6.00	04/01/2022	47,018	51,775
FNMA	6.00	02/01/2029	41,178	46,270
FNMA	6.00	03/01/2033	231,254	260,912
FNMA	6.00	11/01/2033	90,125	101,637
FNMA	6.00	03/01/2034	50,353,202	56,820,286
FNMA	6.00	08/01/2034	2,045,231	2,306,467
FNMA	6.00	08/01/2034	4,498,105	5,127,054
FNMA	6.00	11/01/2034	2,982,748	3,333,904
FNMA	6.00	12/01/2034	11,427,975	13,025,987

4	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA	6.00%	04/01/2035	$8,670,977	$9,691,804
FNMA	6.00	04/01/2035	793,494	894,847
FNMA	6.00	04/01/2035	23,002,618	26,218,657
FNMA %%	6.00	07/25/2035	8,400,000	9,245,250
FNMA	6.00	12/01/2035	5,916,031	6,671,681
FNMA	6.00	08/01/2036	9,384,478	10,489,305
FNMA	6.00	09/01/2036	21,296,991	24,017,237
FNMA	6.00	07/01/2037	14,484,287	16,330,927
FNMA	6.00	07/01/2037	3,122,157	3,520,947
FNMA	6.00	10/01/2038	9,341,212	10,309,585
FNMA	6.06	09/01/2016	1,372,249	1,516,452
FNMA ±	6.27	09/01/2037	3,991,737	4,372,968
FNMA ±	6.34	07/01/2037	2,543,437	2,775,275
FNMA	6.50	06/01/2017	108,668	117,013
FNMA	6.50	07/01/2017	127,457	138,654
FNMA	6.50	10/01/2036	5,013,484	5,677,770
FNMA	6.50	04/25/2042	8,345,862	9,269,833
FNMA	7.00	02/25/2042	6,893,542	7,774,563
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	1,371,953	1,534,846
FNMA Series 1999-54 Class LH	6.50	11/25/2029	50,783	58,031
FNMA Series 2002-14 Class A2	7.00	01/25/2042	651,557	758,210
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,265,158	1,455,002
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,460,668
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	104,652
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	93,733
FNMA Series 2005-5 Class PA	5.00	01/25/2035	3,455,502	3,774,954
FNMA Series 2006-56 Class CA	6.00	07/25/2036	1,264,020	1,442,141
FNMA Series 2009-105 Class CB	6.00	12/25/2039	9,333,055	10,344,253
FNMA Series 2009-11 Class LC	4.50	03/25/2049	5,798,660	6,164,266
FNMA Series 2009-30 Class AD	6.50	04/25/2039	7,851,657	8,764,246
FNMA Series 2009-66 Class KE	4.00	09/25/2039	9,134,461	9,666,228
FNMA Series 2009-93 Class PD	4.50	09/25/2039	3,109,438	3,345,490
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	7,116,000	8,005,279
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,433,000	7,124,039
FNMA Series 2010-054 Class EA	4.50	06/25/2040	10,283,850	11,043,492
FNMA Series 2010-135 Class LM	4.00	12/25/2040	516,875	549,965
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,254,245
FNMA Series 2010-M03 Class A3 ±	4.33	03/25/2020	20,018,000	22,656,753
FNMA Series 2011 Class 53	4.50	06/25/2041	7,791,495	8,266,483
FNMA Series 2011-53 Class TN	4.00	06/25/2041	43,009,343	45,543,870
FNMA Series 2011-78 Class D	4.00	08/25/2041	1,957,464	2,071,980
GNMA	3.50	12/20/2040	206,429	217,619
GNMA	3.50	02/20/2041	1,856,585	1,956,755
GNMA	3.50	02/20/2041	977,734	1,030,487
GNMA	3.50	02/20/2041	212,191	223,661
GNMA	3.50	02/20/2041	1,381,962	1,456,524
GNMA	3.50	03/20/2041	1,805,847	1,903,280
GNMA ±	3.50	05/20/2041	2,568,214	2,721,422
GNMA ±	3.50	06/20/2041	84,939	89,964
GNMA ±	3.50	10/20/2041	2,843,631	3,014,069

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	5

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA	4.50%	04/20/2039	$4,293,000	$4,810,465
GNMA ##	6.00	01/15/2040	18,627,602	20,939,317
GNMA	7.00	11/15/2029	98,994	115,948
GNMA	7.75	09/20/2020	56,511	58,944
GNMA	7.75	03/20/2021	108,738	122,360
GNMA	7.75	07/20/2021	36,979	37,507
GNMA	7.75	08/15/2021	32,443	32,779
GNMA	8.05	07/15/2019	47,788	53,817
GNMA	8.05	07/15/2019	9,274	9,427
GNMA	8.05	08/15/2019	19,728	19,960
GNMA	8.05	09/15/2019	2,887	2,896
GNMA	8.05	09/15/2019	16,109	16,163
GNMA	8.05	10/15/2019	14,767	14,817
GNMA	8.05	10/15/2019	8,349	8,376
GNMA	8.05	11/15/2019	3,984	3,997
GNMA	8.05	11/15/2019	26,263	27,173
GNMA	8.05	02/15/2020	19,121	19,526
GNMA	8.05	10/15/2020	13,453	13,499
GNMA	11.50	05/15/2013	915	920
GNMA	11.50	06/15/2013	142	142
GNMA II ±	3.00	08/20/2041	2,879,795	3,033,728
GNMA II ±	3.00	08/20/2041	3,738,666	3,940,377
GNMA II ±	3.00	10/20/2041	2,597,426	2,741,623
GNMA II ±	3.00	11/20/2041	5,604,349	5,912,672
GNMA II ±	3.00	01/20/2042	450,842	476,350
GNMA II ±	3.50	07/20/2041	6,529,451	6,918,255
GNMA II ±	3.50	08/20/2041	3,616,912	3,832,286
GNMA II %%	3.50	02/20/2042	14,321,000	15,193,685
GNMA Series 2002-95 Class DB	6.00	01/25/2033	5,357,000	6,077,853
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,205,888	2,438,431

Total Agency Securities (Cost $1,519,593,017)				1,547,710,564

Asset-Backed Securities: 10.90%
Ally Auto Receivables Trust Series 2011-4 Class A2	0.65	03/17/2014	3,081,324	3,082,137
Ally Master Owner Trust Series 2012-1 Class A1 ±	1.04	02/15/2017	19,261,000	19,365,890
BMW Vehicle Owner Trust Series 2011-A Class A2	0.63	02/25/2014	11,623,473	11,630,576
Capital One Multi-Asset Execution Trust Series 2004-A4 Class A4 ±	0.46	03/15/2017	8,186,000	8,202,176
Capital One Multi-Asset Execution Trust Series 2005-A10 Class A ±	0.32	09/15/2015	1,317,000	1,316,570
Capital One Multi-Asset Execution Trust Series 2005-A6 Class A6 ±	0.52	07/15/2015	14,376,000	14,368,095
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5 ±	0.30	01/15/2016	734,000	733,536
Captial One Multi-Asset Execution Trust Series 2007-A8 Class A8 ±	0.77	10/15/2015	13,083,000	13,097,145
Chase Issuance Trust Series 2008-A13 Class A13 ±	1.97	09/15/2015	5,778,000	5,890,635
Citibank Omni Master Trust Series 2009-A14 Class A14 ±144A	2.99	08/15/2018	15,587,000	16,397,476
Developers Diversified Realty Corporation Trust Series 2009-DDR1 Class A 144A	3.81	10/14/2022	10,892,668	11,448,434
Ford Credit Auto Owner Trust Series 2009-D Class A3	2.17	10/15/2013	1,325,905	1,329,284
Ford Credit Floorplan Master Trust Series 2009-2 Class A ±	1.79	09/15/2014	12,209,000	12,260,343
Ford Credit Floorplan Master Trust Series 2012-1 Class A ±	0.71	01/15/2016	15,029,000	15,068,487
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	14,160,000	14,216,845
Honda Auto Receivables Owner Trust Series 2009-2 Class A4	4.43	07/15/2015	6,152,270	6,205,328

6	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset-Backed Securities (continued)
MMCA Automobile Trust Series 2011-A Class A4 144A	2.02%	10/17/2016	$4,745,000	$4,827,630
Nelnet Student Loan Trust Series 2002-2 Class A4CP ±	0.48	09/25/2024	3,748,088	3,670,878
Nelnet Student Loan Trust Series 2005-2 Class A5 ±	0.57	03/23/2037	9,485,000	8,731,394
Nelnet Student Loan Trust Series 2006-1 Class A4 ±	0.56	11/23/2022	15,215,000	15,113,116
Nelnet Student Loan Trust Series 2006-2 Class A4 ±	0.55	10/26/2026	17,790,000	17,675,941
Nelnet Student Loan Trust Series 2007-1 Class A3 ±	0.54	05/27/2025	8,130,000	7,543,955
Nelnet Student Loan Trust Series 2007-2A Class A3l ±144A	0.82	03/25/2026	21,827,000	21,128,728
Nissan Master Owner Trust Receivables Series 2012-A Class A ±	0.71	05/15/2017	11,409,000	11,409,006
Santander Drive Auto Receivable Trust Series 2012-2 Class A3	1.22	12/15/2015	3,164,000	3,173,974
SLC Student Loan Trust Series 2010-1 Class A ±	1.35	11/25/2042	8,531,374	8,606,377
SLM Student Loan Trust Series 2000-A Class A2 ±	0.66	10/28/2028	4,222,783	4,209,663
SLM Student Loan Trust Series 2004-5 Class A4 ±	0.62	01/25/2021	3,054,081	3,049,096
SLM Student Loan Trust Series 2004-6 Class A5 ±	0.64	04/27/2020	10,733,511	10,701,634
SLM Student Loan Trust Series 2005-1 Class A2 ±	0.55	04/27/2020	3,795,993	3,764,286
SLM Student Loan Trust Series 2005-10 Class A5 ±	0.60	07/26/2021	7,011,000	6,832,026
SLM Student Loan Trust Series 2005-5 Class A3 ±	0.57	04/25/2025	6,916,000	6,773,009
SLM Student Loan Trust Series 2005-6 Class A5 ±	1.67	07/27/2026	4,022,000	4,021,887
SLM Student Loan Trust Series 2007-2 Class A2 ±	0.47	07/25/2017	3,518,155	3,504,222
SLM Student Loan Trust Series 2008-5 Class A4 ±	2.17	07/25/2023	11,001,000	11,428,745
SLM Student Loan Trust Series 2008-6 Class A2 ±	1.02	10/25/2017	2,715,709	2,721,750
SLM Student Loan Trust Series 2008-9 Class A ±	1.97	04/25/2023	6,184,806	6,387,893
SLM Student Loan Trust Series 2011-C Class A1 ±144A	1.64	12/15/2023	13,846,832	13,929,816
SLM Student Loan Trust Series 2012-2 Class A ±	1.17	01/25/2029	19,078,064	19,120,995
SLM Student Loan Trust Series 2012-3 Class A ±	0.89	12/26/2025	13,800,000	13,799,992
SLM Student Loan Trust Series 2012-A Class A1 ±144A	1.64	08/15/2025	13,033,817	13,133,769
SLM Student Loan Trust Series 2012-B Class A1 ±144A	1.34	12/15/2021	13,216,111	13,237,408
SLM Student Loan Trust Series 2012-C Class A1 ±144A	1.34	08/15/2023	11,319,000	11,319,000
SMS Student Loan Trust Series 2000-B Class A2 ±	0.67	04/28/2029	4,797,092	4,757,960
World Financial Network Credit Card Master Trust Series 2011-A Class A	1.68	08/15/2018	4,903,000	4,922,155
World Omni Auto Receivables Trust Series 2008-A Class A4	4.74	10/15/2013	1,676,339	1,679,012

Total Asset-Backed Securities (Cost $413,962,301)				415,788,274

Corporate Bonds and Notes: 15.78%

Consumer Discretionary: 1.48%

Automobiles: 0.48%
Daimler Finance North America LLC 144A	1.65	04/10/2015	8,375,000	8,373,082
Daimler Finance North America LLC 144A	1.88	09/15/2014	9,970,000	10,029,660

				18,402,742

Diversified Consumer Services: 0.09%
University of Pennsylvania	4.67	09/01/2112	2,940,000	3,297,239

Hotels, Restaurants & Leisure: 0.20%
Wyndham Worldwide Corporation	2.95	03/01/2017	2,350,000	2,353,838
Wyndham Worldwide Corporation	4.25	03/01/2022	5,285,000	5,375,881

				7,729,719

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	7

Security Name	Interest Rate	Maturity Date	Principal	Value

Media: 0.60%
DIRECTV Holdings LLC	2.40%	03/15/2017	$1,955,000	$1,960,937
DIRECTV Holdings LLC	3.80	03/15/2022	2,955,000	2,964,444
DIRECTV Holdings LLC	5.15	03/15/2042	2,940,000	2,936,607
Discovery Communications	4.95	05/15/2042	2,360,000	2,474,944
NBC Universal Incorporated	2.88	04/01/2016	1,422,000	1,488,837
NBC Universal Incorporated	4.38	04/01/2021	2,264,000	2,494,419
News America Incorporated	6.15	03/01/2037	2,418,000	2,732,894
News America Incorporated	6.15	02/15/2041	1,814,000	2,085,086
Omnicom Group Incorporated	3.63	05/01/2022	1,350,000	1,374,179
Time Warner Cable Incorporated	5.50	09/01/2041	2,130,000	2,293,586

				22,805,933

Specialty Retail: 0.11%
Gap Incorporated	5.95	04/12/2021	4,153,000	4,291,071

Consumer Staples: 0.88%

Beverages: 0.32%
PepsiCo Incorporated	2.50	05/10/2016	4,445,000	4,681,616
The Coca-Cola Company	1.80	09/01/2016	7,179,000	7,404,033

				12,085,649

Food & Staples Retailing: 0.10%
Wal-Mart Stores Incorporated	5.63	04/15/2041	2,940,000	3,755,180

Food Products: 0.46%
Kraft Foods Incorporated 144A	3.50	06/06/2022	2,345,000	2,398,747
Kraft Foods Incorporated 144A	5.00	06/04/2042	5,455,000	5,683,499
Kraft Foods Incorporated Class A	5.38	02/10/2020	4,835,000	5,719,172
Kraft Foods Incorporated Class A	6.50	02/09/2040	3,060,000	3,909,392

				17,710,810

Energy: 1.58%

Oil, Gas & Consumable Fuels: 1.58%
DCP Midstream Operating Company	4.95	04/01/2022	5,615,000	5,781,782
Devon Energy Corporation	1.88	05/15/2017	2,215,000	2,210,100
El Paso Pipeline Partners Operating LLC	4.10	11/15/2015	4,570,000	4,756,397
El Paso Pipeline Partners Operating LLC	7.50	11/15/2040	1,810,000	2,297,303
Energen Corporation	4.63	09/01/2021	4,705,000	4,831,132
Energy Transfer Partners LP	5.20	02/01/2022	2,090,000	2,210,990
Energy Transfer Partners LP	6.50	02/01/2042	3,060,000	3,257,238
Energy Transfer Partners LP	9.00	04/15/2019	735,000	928,318
Kerr-McGee Corporation	6.95	07/01/2024	7,390,000	9,179,385
Kinder Morgan Energy Partners LP	3.95	09/01/2022	4,475,000	4,522,927
Marathon Petroleum Corporation	6.50	03/01/2041	4,011,000	4,460,180
MidAmerican Energy Holdings Company	6.50	09/15/2037	1,380,000	1,845,840
Phillips 66 144A	2.95	05/01/2017	1,885,000	1,921,905
Phillips 66 144A	5.88	05/01/2042	2,582,000	2,763,574
Reliance Holdings USA Company 144A	5.40	02/14/2022	4,555,000	4,537,636
Western Gas Partners LP	5.38	06/01/2021	4,285,000	4,729,569

				60,234,276

8	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Financials: 7.29%

Capital Markets: 1.08%
Goldman Sachs Group Incorporated	3.30%	05/03/2015	$10,625,000	$10,471,596
Goldman Sachs Group Incorporated	5.75	01/24/2022	980,000	1,006,174
Goldman Sachs Group Incorporated	6.00	06/15/2020	4,865,000	5,111,184
Lazard Group LLC	6.85	06/15/2017	9,185,000	10,097,925
Lazard Group LLC	7.13	05/15/2015	5,987,000	6,519,352
Morgan Stanley	3.80	04/29/2016	920,000	868,444
Morgan Stanley	5.50	07/28/2021	7,490,000	7,018,137

				41,092,812

Commercial Banks: 0.55%
HSBC USA Incorporated	2.38	02/13/2015	14,185,000	14,231,527
Inter-American Development Bank Series EMTN	3.88	10/28/2041	5,918,000	6,622,053

				20,853,580

Consumer Finance: 0.50%
American Express Credit	2.38	03/24/2017	4,980,000	5,046,294
Ford Motor Credit Company LLC	2.75	05/15/2015	9,595,000	9,756,148
Ford Motor Credit Company LLC	5.88	08/02/2021	3,770,000	4,285,551

				19,087,993

Diversified Financial Services: 3.30%
ABB Finance USA Incorporated	1.63	05/08/2017	2,910,000	2,904,916
ABB Treasury Center USA Incorporated 144A	2.50	06/15/2016	3,075,000	3,174,971
Bank of America Corporation	3.88	03/22/2017	2,942,000	2,933,327
Bank of America Corporation	5.70	01/24/2022	6,809,000	7,239,090
Bank of America Corporation	5.88	02/07/2042	1,995,000	2,042,483
Bank of America Corporation	6.00	09/01/2017	5,235,000	5,556,822
Berkshire Hathaway Incorporated	1.60	05/15/2017	5,840,000	5,867,156
Berkshire Hathaway Incorporated	3.40	01/31/2022	8,059,000	8,361,495
Berkshire Hathaway Incorporated	4.40	05/15/2042	2,355,000	2,375,736
Citigroup Funding Incorporated	1.88	10/22/2012	9,195,000	9,256,386
Citigroup Incorporated	2.65	03/02/2015	6,905,000	6,851,010
Citigroup Incorporated	4.45	01/10/2017	9,605,000	9,909,959
Citigroup Incorporated «	4.50	01/14/2022	1,845,000	1,894,121
Citigroup Incorporated	6.13	05/15/2018	5,835,000	6,352,471
General Electric Capital Corporation	2.30	04/27/2017	5,800,000	5,780,744
General Electric Capital Corporation	4.65	10/17/2021	1,945,000	2,138,559
General Electric Capital Corporation	6.88	01/10/2039	4,884,000	6,268,248
JPMorgan Chase & Company	4.50	01/24/2022	1,795,000	1,916,437
JPMorgan Chase & Company	4.65	06/01/2014	14,675,000	15,531,110
JPMorgan Chase & Company	5.40	01/06/2042	3,000,000	3,259,122
Murray Street Investment Trust I	4.65	03/09/2017	16,480,000	16,345,606

				125,959,769

Insurance: 0.84%
American International Group Incorporated	4.88	06/01/2022	3,990,000	4,022,874
American International Group Incorporated Series MTN	5.85	01/16/2018	853,000	935,558
Hartford Financial Services Group	5.13	04/15/2022	775,000	790,264

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance (continued)
Hartford Financial Services Group	6.63%	04/15/2042	$2,145,000	$2,235,909
Liberty Mutual Group Incorporated 144A	6.50	05/01/2042	5,155,000	5,259,755
MetLife Incorporated	5.70	06/15/2035	2,000,000	2,374,950
Prudential Covered Trust Company 144A	3.00	09/30/2015	7,895,000	8,019,583
Prudential Financial Incorporated	4.75	09/17/2015	3,949,000	4,272,952
Prudential Financial Incorporated	5.63	05/12/2041	1,227,000	1,276,886
WR Berkley Corporation	4.63	03/15/2022	2,255,000	2,318,311
WR Berkley Corporation	5.38	09/15/2020	590,000	640,589

				32,147,631

REITs: 1.02%
Boston Properties LP	3.70	11/15/2018	2,410,000	2,517,939
Boston Properties LP	3.85	02/01/2023	6,605,000	6,590,385
HCP Incorporated	3.75	02/01/2019	6,130,000	6,161,202
HCP Incorporated	5.65	12/15/2013	5,780,000	6,096,206
Health Care REIT Incorporated	6.50	03/15/2041	1,501,000	1,658,986
Kilroy Realty LP	4.80	07/15/2018	2,720,000	2,895,976
Kilroy Realty LP	5.00	11/03/2015	1,615,000	1,724,463
Kilroy Realty LP	6.63	06/01/2020	1,170,000	1,359,143
Ventas Realty LP	4.00	04/30/2019	3,130,000	3,208,851
Ventas Realty LP	4.25	03/01/2022	4,050,000	4,075,009
WEA Finance LLC 144A	4.63	05/10/2021	2,350,000	2,482,834

				38,770,994

Health Care: 1.57%

Biotechnology: 0.32%
Amgen Incorporated	5.15	11/15/2041	1,925,000	1,991,284
Gilead Sciences Incorporated	4.50	04/01/2021	4,390,000	4,868,203
Gilead Sciences Incorporated	5.65	12/01/2041	4,650,000	5,405,067

				12,264,554

Health Care Equipment & Supplies: 0.18%
Boston Scientific Corporation	6.40	06/15/2016	5,775,000	6,677,927

Health Care Providers & Services: 0.98%
Aristotle Holding Incorporated 144A	2.10	02/12/2015	8,355,000	8,453,739
Aristotle Holding Incorporated 144A	2.65	02/15/2017	9,470,000	9,645,309
Coventry Health Care Incorporated	5.95	03/15/2017	7,483,000	8,579,649
Kaiser Foundation Hospital	3.50	04/01/2022	3,373,000	3,515,489
Wellpoint Incorporated	3.13	05/15/2022	3,910,000	3,901,625
Wellpoint Incorporated	4.63	05/15/2042	3,355,000	3,391,922

				37,487,733

Life Sciences Tools & Services: 0.09%
Life Technologies Corporation	5.00	01/15/2021	3,046,000	3,426,433

Industrials: 0.24%

Aerospace & Defense: 0.24%
United Technologies Corporation	1.20	06/01/2015	2,005,000	2,025,786

10	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Aerospace & Defense (continued)
United Technologies Corporation	1.80%	06/01/2017	$3,960,000	$4,014,604
United Technologies Corporation	4.50	06/01/2042	2,960,000	3,180,908

				9,221,298

Information Technology: 0.06%

Computers & Peripherals: 0.06%
Hewlett Packard Company	2.60	09/15/2017	2,485,000	2,453,257

Materials: 0.13%

Chemicals: 0.13%
Dow Chemical Company	5.25	11/15/2041	2,970,000	3,203,677
Dow Chemical Company	8.55	05/15/2019	1,263,000	1,671,482

				4,875,159

Telecommunication Services: 0.92%

Diversified Telecommunication Services: 0.58%
AT&T Incorporated	0.88	02/13/2015	8,885,000	8,856,053
AT&T Incorporated	1.60	02/15/2017	5,970,000	5,993,677
AT&T Incorporated	6.40	05/15/2038	2,000,000	2,497,144
CenturylLink Incorporated	7.65	03/15/2042	3,150,000	3,008,795
Verizon Communications Incorporated	3.50	11/01/2021	1,630,000	1,734,856

				22,090,525

Wireless Telecommunication Services: 0.34%
American Tower Corporation	4.50	01/15/2018	5,920,000	6,292,842
American Tower Corporation	5.05	09/01/2020	1,729,000	1,818,050
Verizon Wireless Capital LLC	8.50	11/15/2018	3,440,000	4,707,640

				12,818,532

Utilities: 1.63%

Electric Utilities: 1.10%
Ameren Corporation	8.88	05/15/2014	4,580,000	5,119,895
Arizona Public Service Company	4.50	04/01/2042	4,251,000	4,582,025
Cleveland Electric Illuminating Company	8.88	11/15/2018	4,697,000	6,202,003
Duke Energy Indiana Incorporated	4.20	03/15/2042	3,920,000	4,092,605
Georgia Power Company	4.30	03/15/2042	3,095,000	3,202,313
Progress Energy Incorporated	3.15	04/01/2022	4,505,000	4,554,249
Progress Energy Incorporated	4.10	05/15/2042	3,355,000	3,505,103
Southern California Edison Company	4.05	03/15/2042	1,970,000	2,058,341
Southwestern Electric Power Company	3.55	02/15/2022	6,275,000	6,419,708
Tampa Electric Company	4.10	06/15/2042	2,185,000	2,178,969

				41,915,211

Multi-Utilities: 0.53%
CMS Energy Corporation	2.75	05/15/2014	2,765,000	2,777,180
CMS Energy Corporation	5.05	03/15/2022	2,880,000	2,992,732
Dominion Resources Incorporated	8.88	01/15/2019	6,835,000	9,424,433

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities (continued)
Puget Sound Power & Light Company	4.43%	11/15/2041	$1,000,000	$1,102,878
San Diego Gas & Electric Company	4.30	04/01/2042	3,530,000	3,946,741

				20,243,964

Total Corporate Bonds and Notes (Cost $581,511,791)				601,699,991

Municipal Obligations: 1.09%

California: 0.38%
California Build America Bonds (GO)	7.60	11/01/2040	4,380,000	5,748,181
Los Angeles CA Community College District Build America Bonds (GO) §	6.75	08/01/2049	3,855,000	5,206,178
Los Angeles CA DW&P Build America Bonds (Utilities Revenue) §	6.57	07/01/2045	2,285,000	3,358,653

				14,313,012

Illinois: 0.19%
Illinois Finance Authority (GO)	5.37	03/01/2017	2,330,000	2,562,720
Illinois Finance Authority (GO)	5.67	03/01/2018	2,140,000	2,392,884
Illinois Finance Authority (GO)	5.88	03/01/2019	1,995,000	2,229,093

				7,184,697

Nevada: 0.14%
Clark County NV Airport Authority (Airport Revenue) §	6.82	07/01/2045	3,610,000	5,232,876

New Jersey: 0.18%
New Jersey State Turnpike Authority (Transportation Revenue) §	7.10	01/01/2041	4,870,000	6,916,666

Ohio: 0.04%
Ohio State University Series A (Education Revenue) §	4.80	06/01/2111	1,490,000	1,679,826

Texas: 0.16%
North Texas Tollway Authority (Transportation Revenue) §	6.72	01/01/2049	4,389,000	6,127,351

Total Municipal Obligations (Cost $32,559,497)				41,454,428

Non-Agency Mortgage Backed Securities: 6.01%
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,368,208
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	702,937	702,789
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	744,544	751,151
Bank of America Commercial Mortgage Incorporated Series 2006-5 Class A4	5.41	09/10/2047	7,838,000	8,622,937
Bank of America Commercial Mortgage Incorporated Series 2007-1 Class A2	5.38	01/15/2049	575,833	575,374
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3 ±	4.24	08/13/2039	151,098	151,546
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	998,416	997,852
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A2	3.06	12/15/2047	2,071,000	2,148,203
CFCRE Commercial Mortgage Trust Series 2011-C2 Class A4	3.83	12/15/2047	3,556,000	3,750,673
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A ±	0.28	12/25/2036	138,574	136,374
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM ±	5.21	07/15/2044	3,559,000	3,787,587
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B 144A	6.30	07/16/2034	5,070,000	5,084,404
Commercial Mortgage Pass-Through Certificate Series 2012 LC4 Class A4	3.29	12/10/2044	6,985,000	7,148,959

12	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Commercial Mortgage Pass-Through Certificate Series 2012-CR1 Class A3	3.39%	05/15/2045	$5,843,000	$6,004,320
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	39,304	39,279
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B ±	5.25	08/15/2036	2,825,000	2,900,555
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	1,865,894	1,912,566
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,110,501
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,747,610
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C4 Class A3	5.47	09/15/2039	4,872,000	5,342,621
Credit Suisse Mortgage Capital Certificates Series 2006-C5 Class A3	5.31	12/15/2039	3,095,000	3,410,749
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	934,864	935,273
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM ±	5.29	11/10/2045	3,506,000	3,472,002
Greenwich Capital Commercial Funding Corporation Series 2002-C1 Class A4	4.95	01/11/2035	3,965,579	3,993,881
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5 ±	5.22	04/10/2037	9,992,000	10,865,121
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12/10/2049	4,122,000	4,499,785
Greenwich Capital Commercial Funding Corporation Series 2007-GG9 Class A4	5.44	03/10/2039	7,135,000	7,783,143
GS Mortgage Securities Corporation Series 2012-GCJ7 Class A4	3.38	05/10/2045	2,928,000	3,010,869
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	01/25/2051	9,260,698	10,112,487
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D ±	6.85	04/15/2035	1,766,000	1,795,909
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B ±	5.21	12/12/2034	1,007,000	1,015,359
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	1,891,943	1,907,775
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	398,946	401,449
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	7,377,000	7,799,031
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,266,988	1,302,224
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	1,829,000	1,985,603
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD11 Class A4 ±	5.82	06/15/2049	13,607,000	14,695,533
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LD12 Class A4 ±	5.88	02/15/2051	3,381,000	3,810,695
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2 144A	4.31	08/05/2032	3,928,000	4,179,911
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1 144A	3.85	06/15/2043	12,269,862	12,986,619
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1 144A	3.30	08/05/2032	2,072,213	2,197,928

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C5 Class A3	4.17%	08/15/2046	$964,000	$1,055,590
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2012-C6 Class A3	3.51	05/15/2045	5,218,000	5,419,185
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	8,131,000	9,025,833
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,116,266	1,141,094
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3 ±	5.90	07/15/2044	1,751,000	1,855,337
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C7 Class A3 ±	5.87	09/15/2045	8,687,000	9,796,512
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A ±	4.95	07/12/2038	2,169,000	2,261,321
Morgan Stanley Capital I Series 2012-C4 Class A4	3.24	03/15/2045	5,830,000	5,917,817
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	138,966	138,843
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,479,429
Morgan Stanley Dean Witter Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	837,761	847,790
Morgan Stanley Dean Witter Capital I Series 2007-HE2 Class A2A ±	0.28	01/25/2037	19,883	19,802
Morgan Stanley Dean Witter Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	324,347	324,214
Morgan Stanley Dean Witter Capital I Series 2011-C3 Class A4	4.12	07/15/2049	1,797,000	1,954,238
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S ±	0.35	02/25/2047	228,614	188,440
Nomura Asset Securities Corporation Series 1998-D6 Class A2 ±	7.08	03/15/2030	5,409,589	5,547,112
Sequoia Mortgage Trust Series 2010-H1 Class A1 ±	3.75	02/25/2040	665,148	675,617
Sequoia Mortgage Trust Series 2011-1 Class A1 ±	4.13	02/25/2041	1,093,414	1,117,838
Structured Asset Securities Corporation Series 1982 Class B ±	4.47	03/01/2020	115,225	112,711
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.76	02/25/2028	89,888	79,435
UBS Commercial Mortgage Trust Series 2005-C3 Class A	4.79	07/15/2040	6,086,000	6,415,100
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	05/10/2045	9,735,000	9,933,312
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1 144A	4.24	10/15/2035	156,339	157,456
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3	4.45	11/15/2035	1,360,694	1,370,234

Total Non-Agency Mortgage Backed Securities (Cost $226,113,653)				229,279,115

U.S. Treasury Securities: 26.57%
U.S. Treasury Bond	3.13	11/15/2041	24,324,000	26,710,793
U.S. Treasury Bond	3.13	02/15/2042	14,114,000	15,494,519
U.S. Treasury Bond ##	3.75	08/15/2041	14,583,000	17,957,594
U.S. Treasury Bond	4.25	11/15/2040	11,519,000	15,390,467
U.S. Treasury Bond ##	4.38	05/15/2041	14,310,000	19,515,263
U.S. Treasury Bond ##	4.50	02/15/2036	22,507,000	30,824,034
U.S. Treasury Note	0.25	05/31/2014	17,680,000	17,674,484
U.S. Treasury Note	0.25	05/15/2015	125,567,000	125,203,986
U.S. Treasury Note «	0.38	04/15/2015	195,711,000	195,879,116
U.S. Treasury Note	0.63	05/31/2017	42,359,000	42,282,881
U.S. Treasury Note	0.88	04/30/2017	68,233,000	68,984,655
U.S. Treasury Note	1.13	05/31/2019	5,686,000	5,725,978
U.S. Treasury Note	1.25	04/30/2019	2,642,000	2,685,966
U.S. Treasury Note ##	1.50	06/30/2016	44,440,000	46,155,117
U.S. Treasury Note	1.75	07/31/2015	25,195,000	26,259,892
U.S. Treasury Note «	1.75	05/15/2022	47,028,000	47,806,878

14	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	2.00%	11/15/2021	$19,892,000	$20,763,827
U.S. Treasury Note	2.00	02/15/2022	39,237,000	40,861,647
U.S. Treasury Note	2.13	11/30/2014	29,470,000	30,784,627
U.S. Treasury Note	2.38	02/28/2015	50,372,000	53,142,460
U.S. Treasury Note	2.63	08/15/2020	61,036,000	67,611,652
U.S. Treasury Note	3.00	09/30/2016	83,341,000	91,916,039
U.S. Treasury Note	3.00	05/15/2042	3,491,000	3,741,916

Total U.S. Treasury Securities (Cost $988,421,027)				1,013,373,791

Yankee Corporate Bonds and Notes: 5.96%

Consumer Discretionary: 0.10%

Media: 0.10%
Pearson Funding Four plc 144A	3.75	05/08/2022	3,745,000	3,800,842

Consumer Staples: 0.68%

Beverages: 0.34%
Pernod Ricard SA 144A	5.50	01/15/2042	4,537,000	4,673,605
Pernod Ricard SA 144A	5.75	04/07/2021	7,276,000	8,221,531

				12,895,136

Tobacco: 0.34%
BAT International Finance plc 144A	1.40	06/05/2015	5,905,000	5,888,997
BAT International Finance plc 144A	2.13	06/07/2017	7,095,000	7,083,932

				12,972,929

Energy: 1.35%

Oil, Gas & Consumable Fuels: 1.35%
BP Capital Markets plc	1.85	05/05/2017	10,585,000	10,596,845
BP Capital Markets plc	3.25	05/06/2022	4,820,000	4,899,853
Canadian Oil Sands Trust Limited 144A	6.00	04/01/2042	4,130,000	4,432,506
Husky Energy Incorporated	7.25	12/15/2019	1,514,000	1,893,682
Nexen Incorporated	6.40	05/15/2037	25,000	27,537
Petrobras International Finance Company	2.88	02/06/2015	3,955,000	3,998,307
Petrobras International Finance Company	3.50	02/06/2017	11,845,000	12,012,026
Petroleos Mexicanos 144A	4.88	01/24/2022	2,015,000	2,115,750
Petroleos Mexicanos 144A	6.50	06/02/2041	795,000	892,388
Talisman Energy Incorporated	7.75	06/01/2019	3,061,000	3,824,732
Transocean Incorporated	6.38	12/15/2021	3,895,000	4,475,297
Transocean Incorporated	7.35	12/15/2041	1,851,000	2,291,977

				51,460,900

Financials: 2.33%

Commercial Banks: 2.00%
Barclays Bank plc 144A	2.25	05/10/2017	5,320,000	5,319,468
Commonwealth Bank Australia (New York)	1.95	03/16/2015	9,735,000	9,798,608
HSBC Holdings plc	4.00	03/30/2022	4,275,000	4,354,887
HSBC Holdings plc	6.80	06/01/2038	3,111,000	3,536,476

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Commercial Banks (continued)
Korea Development Bank	3.88%	05/04/2017	$2,600,000	$2,707,762
Lloyds TSB Bank plc	4.20	03/28/2017	3,355,000	3,351,642
Lloyds TSB Bank plc	6.38	01/21/2021	1,975,000	2,131,691
NIBC Bank NV 144A	2.80	12/02/2014	5,315,000	5,503,736
Nordea Bank AB 144A	2.25	03/20/2015	8,460,000	8,474,907
Nordea Bank AB 144A	3.13	03/20/2017	1,180,000	1,188,338
Nordea Bank AB 144A	4.88	05/13/2021	3,315,000	3,234,018
Rabobank Nederland NV	3.88	02/08/2022	4,065,000	4,056,703
Standard Chartered plc 144A	3.20	05/12/2016	8,351,000	8,555,491
Svenska Handelsbanken AB	2.88	04/04/2017	10,125,000	10,263,318
Swedish Export Credit Corporation	1.75	05/30/2017	3,895,000	3,898,315

				76,375,360

Real Estate Management & Development: 0.06%
Goodman Funding Proprietary Limited 144A	6.00	03/22/2022	2,080,000	2,130,848

Thrifts & Mortgage Finance: 0.27%
Achmea Hypotheekbank NV 144A	3.20	11/03/2014	9,778,000	10,222,772

Health Care: 0.27%

Pharmaceuticals: 0.27%
Glaxosmithkline Capital plc	1.50	05/08/2017	10,240,000	10,258,391

Industrials: 0.05%

Industrial Conglomerates: 0.05%
Philips Electronics NV	3.75	03/15/2022	2,020,000	2,107,383

Materials: 0.51%

Metals & Mining: 0.51%
Barrick Gold Corporation 144A	3.85	04/01/2022	5,035,000	5,192,923
Codelco Incorporated 144A	3.88	11/03/2021	4,535,000	4,762,752
Teck Resources Limited	6.25	07/15/2041	2,290,000	2,553,192
Vale Overseas Limited	4.38	01/11/2022	6,920,000	6,922,429

				19,431,296

Telecommunication Services: 0.51%

Diversified Telecommunication Services: 0.35%
Deutsche Telekom International 144A	2.25	03/06/2017	5,520,000	5,467,720
Hutchinson Whampoa International Limited 144A	3.50	01/13/2017	1,475,000	1,512,098
Hutchinson Whampoa International Limited 144A	4.63	01/13/2022	4,710,000	4,859,180
Telemar Norte Leste SAU 144A	5.50	10/23/2020	1,597,000	1,573,045

				13,412,043

Wireless Telecommunication Services: 0.16%
America Movil SAB SA	2.38	09/08/2016	2,935,000	2,962,645
Telefonica Moviles Chile SA 144A	2.88	11/09/2015	3,003,000	3,021,432

				5,984,077

16	Wells Fargo Advantage Total Return Bond Portfolio	Portfolio of Investments—May 31, 2012

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 0.16%

Electric Utilities: 0.16%
Comision Federal de Electricidad 144A	5.75%	02/14/2042	$915,000	$928,725
PPL WEM Holdings plc 144A	3.90	05/01/2016	4,895,000	5,159,071

				6,087,796

Total Yankee Corporate Bonds and Notes (Cost $223,480,060)				227,139,773

Yankee Government Bonds: 1.18%
Province of British Columbia	1.20	04/25/2017	5,805,000	5,868,031
Province of Manitoba	1.75	05/30/2019	3,895,000	3,928,057
Province of Ontario	0.95	05/26/2015	15,675,000	15,710,817
Slovak Republic 144A	4.38	05/21/2022	12,605,000	12,037,775
State of Qatar 144A	5.75	01/20/2042	1,900,000	2,118,500
United Mexican States	5.75	10/12/2049	4,845,000	5,159,925

Total Yankee Government Bonds (Cost $44,839,082)				44,823,105

Other: 0.13%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)			3,554,032	959,589
VFNC Corporation, Pass-Through Entity, 0.24% (a)±144A(i)(v)			9,212,989	3,869,455

Total Other (Cost $1,504,832)				4,829,044

Short-Term Investments: 5.96%

	Yield		Shares

Invstment Companies: 5.96%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class ##(l)(u)	0.10		210,376,595	210,376,595
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19		17,028,359	17,028,359

Total Short-Term Investments (Cost $227,404,954)				227,404,954

Total Investments in Securities
(Cost $4,259,390,214)*	114.16%	4,353,503,039
Other Assets and Liabilities, Net	(14.16)	(539,966,895)

Total Net Assets	100.00%	$3,813,536,144

	Interest Rate		Principal

Schedule of TBA Sale Commitments: (1.96%)
FHLMC %%	4.00%	05/15/2040	$(6,800,000)	$(7,216,500)
FNMA %%	4.50	06/25/2039	(50,000,000)	(53,640,625)
FNMA %%	5.00	06/01/2041	(12,700,000)	(13,755,688)

Total Schedule of TBA Sale Commitments (Proceeds Received $(74,319,453))				$(74,612,813)

Portfolio of Investments—May 31, 2012	Wells Fargo Advantage Total Return Bond Portfolio	17

%%	Security issued on a when-issued (TBA) basis

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

¤	Security issued in zero coupon form with no periodic interest payments.

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

«	All or a portion of this security is on loan.

§	These securities are subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,263,706,250 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$99,373,107
Gross unrealized depreciation	(9,576,318)

Net unrealized appreciation	$89,796,789

Report of Independent Registered Public Accounting Firm

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statements of assets and liabilities, including the summary portfolios of investments of the Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Index Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio, each a series of the Wells Fargo Master Trust, as of May 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the years or periods presented and have issued our unqualified reports thereon dated July 27, 2012 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). In connection with our audits of the aforementioned financial statements and financial highlights, we also audited the related portfolios of investments included in Item 6 of this Form N-CSR. The portfolios of investments are the responsibility of management. Our responsibility is to express an opinion on the portfolios of investments based on our audits.

In our opinion, the portfolios of investments, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

Boston, Massachusetts

July 27, 2012

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2012

By:

/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date:	July 27, 2012